UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of assets and liabilities	23

> Statement of operations	24

> Statements of changes in net assets	24

> Financial highlights	25

> Notes to financial statements	27

> Other Series information	36

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,038.10	0.68%	$3.45
Service Class	1,000.00	1,036.70	0.93%	4.71
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.48	0.68%	$3.42
Service Class	1,000.00	1,020.24	0.93%	4.67

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.65%
Agency Mortgage-Backed Securities	8.74%
Commercial Mortgage-Backed Securities	4.04%
Convertible Bonds	1.70%
Corporate Bonds	49.09%
Automotive	0.85%
Banking	5.88%
Basic Industry	5.07%
Brokerage	0.58%
Capital Goods	1.15%
Communications	6.30%
Consumer Cyclical	1.13%
Consumer Non-Cyclical	5.33%
Electric	3.86%
Energy	5.08%
Finance Companies	2.05%
Healthcare	0.67%
Insurance	2.04%
Natural Gas	2.84%
Real Estate	2.08%
Services Cyclical	1.23%
Technology	1.62%
Transportation	1.06%
Utilities	0.27%
Municipal Bond	0.00%
Non-Agency Asset-Backed Securities	1.56%
Non-Agency Collateralized Mortgage Obligations	0.41%
Regional Bonds	3.22%
Senior Secured Loans	5.40%
Sovereign Bonds	9.53%
Supranational Banks	0.41%
U.S. Treasury Obligations	8.89%
Common Stock	0.00%
Convertible Preferred Stock	0.19%
Preferred Stock	0.50%
Warrant	0.00%
Short-Term Investments	9.48%
Securities Lending Collateral	0.07%
Total Value of Securities	104.89%
Obligation to Return Securities Lending Collateral	(0.16%)
Other Liabilities Net of Receivables and Other Assets	(4.73%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	275,098	$275,505
•Fannie Mae Whole Loan Series
2002-W11 AV1 0.585% 11/25/32		3,803	3,512
Total Agency Asset-Backed
Securities (cost $277,697)			279,017

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.65%
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		865	979
Series 2002-T4 A3 7.50% 12/25/41		17,673	20,507
Series 2004-T1 1A2 6.50% 1/25/44		13,680	15,296
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		67,899	79,036
Series 2001-50 BA 7.00% 10/25/41		89,426	96,228
Series 2002-90 A1 6.50% 6/25/42		11,104	13,045
Series 2002-90 A2 6.50% 11/25/42		34,198	39,766
Series 2003-26 AT 5.00% 11/25/32		2,803,988	2,963,732
Series 2003-38 MP 5.50% 5/25/23		1,238,865	1,366,322
Series 2003-122 AJ 4.50% 2/25/28		29,770	30,239
Series 2005-110 MB 5.50% 9/25/35		293,821	322,792
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,588,110
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,876,998
Series 2010-96 DC 4.00% 9/25/25		3,245,000	3,542,511
Series 2010-116 Z 4.00% 10/25/40		80,429	86,435
Fannie Mae Whole Loan
• Series 2002-W6 2A1 6.628% 6/25/42		31,327	35,722
Series 2004-W9 2A1 6.50% 2/25/44		4,604	5,269
Series 2004-W11 1A2 6.50% 5/25/44		53,362	60,556
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		58,021	66,775
Series 2326 ZQ 6.50% 6/15/31		61,307	70,023
Series 2557 WE 5.00% 1/15/18		1,365,000	1,468,649
Series 2622 PE 4.50% 5/15/18		2,701,507	2,864,222
Series 2687 PG 5.50% 3/15/32		452,693	463,430
Series 2762 LG 5.00% 9/15/32		3,710,156	3,845,591
Series 2809 DC 4.50% 6/15/19		823,842	874,654
Series 2890 PC 5.00% 7/15/30		286,349	287,229
Series 3123 HT 5.00% 3/15/26		95,000	106,802
Series 3131 MC 5.50% 4/15/33		930,000	968,082
Series 3416 GK 4.00% 7/15/22		16,392	16,886
Series 3656 PM 5.00% 4/15/40		2,540,000	2,890,056
Series 4065 DE 3.00% 6/15/32		350,000	352,610
tFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		18,636	20,738
Series T-58 2A 6.50% 9/25/43		7,549	8,789
GNMA Series 2010-113 KE
4.50% 9/20/40		4,115,000	4,719,211
NCUA Guaranteed Notes Series
2010-C1 A2 2.90% 10/29/20		1,420,000	1,514,075
Total Agency Collateralized
Mortgage Obligations
(cost $30,837,656)			32,681,365

AGENCY MORTGAGE-BACKED
SECURITIES–8.74%
Fannie Mae
5.50% 1/1/13		5,169	5,231
6.50% 8/1/17		14,652	16,171
•Fannie Mae ARM
2.277% 10/1/33		21,523	22,330
5.075% 8/1/35		48,299	51,762
5.116% 11/1/35		413,155	441,706
5.287% 6/1/37		5,940	6,320
5.941% 8/1/37		335,702	364,866
Fannie Mae Relocation 15 yr
4.00% 9/1/20		251,985	264,114
Fannie Mae Relocation 30 yr
5.00% 11/1/33		10,275	11,021
5.00% 8/1/34		5,794	6,215
5.00% 11/1/34		21,587	23,154
5.00% 4/1/35		42,865	45,974
5.00% 10/1/35		91,656	98,305
5.00% 1/1/36		133,586	143,276
5.00% 2/1/36		56,012	60,075
Fannie Mae S.F. 15 yr
4.00% 11/1/25		5,138,506	5,540,284
5.00% 5/1/21		281,971	305,301
6.00% 12/1/22		1,040,222	1,144,335
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27		2,952,000	3,092,681
3.00% 8/1/27		1,875,000	1,960,840
3.00% 9/1/27		1,200,000	1,252,500
Fannie Mae S.F. 20 yr 5.50% 8/1/28		1,168,933	1,277,066
Fannie Mae S.F. 30 yr
5.00% 5/1/34		6,591	7,168
5.00% 1/1/35		9,355	10,174
5.00% 2/1/35		598,658	651,441
5.00% 5/1/35		17,759	19,269
5.00% 6/1/35		31,647	34,338
5.00% 9/1/35		373,997	405,803
5.00% 10/1/35		9,517,156	10,350,067
5.50% 2/1/37		885,015	966,884
5.50% 6/1/38		4,595,379	5,020,476

Diversified Income Series-3

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 8/1/36	USD	154,957	$170,763
6.00% 9/1/36		641,310	706,723
6.00% 3/1/37		76,639	84,792
6.00% 8/1/37		1,457,520	1,606,186
6.00% 2/1/38		318,723	351,233
6.00% 7/1/38		8,307,173	9,154,495
6.00% 12/1/38		39,952	43,940
6.00% 11/1/39		551,658	607,926
6.00% 1/1/40		4,781,482	5,269,188
6.00% 4/1/40		1,354,833	1,492,443
6.00% 6/1/40		7,772,272	8,565,035
6.00% 2/1/41		3,166,973	3,500,888
6.50% 2/1/36		769,830	874,695
6.50% 3/1/36		716,555	814,163
7.50% 3/1/32		569	696
7.50% 4/1/32		2,054	2,522
Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42		59,563,000	62,438,778
5.50% 8/1/42		830,000	904,959
5.50% 9/1/42		1,575,000	1,716,504
•Freddie Mac ARM
2.342% 12/1/33		44,148	46,729
2.50% 2/1/37		310,947	333,264
2.511% 7/1/36		177,680	189,202
2.56% 4/1/34		2,715	2,898
4.541% 8/1/37		5,662	6,044
5.615% 6/1/37		456,047	487,282
6.027% 10/1/37		5,655	6,146
6.155% 10/1/37		95,014	103,505
Freddie Mac Relocation 30 yr
5.00% 9/1/33		18,296	19,530
Freddie Mac S.F. 15 yr
4.50% 5/1/20		604,667	646,277
5.00% 6/1/18		213,127	228,131
Freddie Mac S.F. 30 yr
5.00% 3/1/34		27,763	30,885
5.00% 2/1/36		8,843	9,532
5.50% 7/1/38		854,953	929,499
5.50% 12/1/39		734,771	799,527
5.50% 7/1/40		20,849,765	22,726,355
6.00% 2/1/36		1,142,730	1,255,895
6.00% 8/1/38		2,384,337	2,645,047
6.00% 10/1/38		3,386,001	3,756,235
6.00% 5/1/40		5,836,559	6,405,435
6.50% 8/1/38		317,017	355,370
GNMA I S.F. 30 yr 7.00% 12/15/34		279,885	329,127
Total Agency Mortgage-Backed
Securities (cost $172,180,720)			173,216,991

COMMERCIAL MORTGAGE-
BACKED SECURITIES–4.04%
#American Tower Trust Series 2007-1A
AFX 144A 5.42% 4/15/37		1,890,000	2,004,931
BAML
Commercial Mortgage Securities
• Series 2005-1 A5 5.342% 11/10/42		4,615,000	5,044,956
• Series 2005-6 A4 5.366% 9/10/47		1,280,000	1,431,188
• Series 2006-2 A4 5.919% 5/10/45		1,765,000	2,012,227
Series 2006-4 A4 5.634% 7/10/46		3,465,000	3,905,939
•Bear Stearns Commercial
Mortgage Securities
Series 2005-PW10 A4
5.405% 12/11/40		1,684,000	1,881,798
Series 2005-T20 A4A
5.298% 10/12/42		870,000	969,222
Series 2006-PW12 A4
5.901% 9/11/38		1,230,000	1,397,178
#CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A
3.759% 4/15/44		560,000	597,220
tCommercial Mortgage Pass
Through Certificates
• Series 2005-C6 A5A 5.116% 6/10/44		2,540,000	2,804,803
Series 2006-C7 A2 5.69% 6/10/46		4,581	4,580
# Series 2010-C1 A1 144A
3.156% 7/10/46		1,806,177	1,893,162
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.593% 2/15/39		78,434	82,362
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3
5.002% 11/10/46		3,230,000	3,652,083
• Series 2011-LC1A C
5.728% 11/10/46		820,000	842,575
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6
5.396% 8/10/38		2,310,000	2,474,382
Series 2005-GG4 A4
4.761% 7/10/39		2,070,000	2,230,115
Series 2005-GG4 A4A
4.751% 7/10/39		5,185,000	5,597,524
• Series 2006-GG6 A4
5.553% 4/10/38		1,815,000	2,018,407
# Series 2010-C1 A2
144A 4.592% 8/10/43		3,090,000	3,435,236
•# Series 2010-C1 C 144A
5.635% 8/10/43		1,175,000	1,248,318
•# Series 2011-GC3 B 144A
5.361% 3/10/44		1,520,000	1,631,839
•# Series 2011-GC3 C 144A
5.728% 3/10/44		1,435,000	1,417,279

Diversified Income Series-4

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•Greenwich Capital Commercial
Funding Series 2005-GG5 A5
5.224% 4/10/37	USD	6,780,000	$7,409,468
•JPMorgan Chase Commercial
Mortgage Securities
Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	968,825
Series 2005-LDP4 A4
4.918% 10/15/42		2,321,000	2,528,140
Series 2005-LDP5 A4
5.362% 12/15/44		2,685,000	3,003,763
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31		1,100,000	1,153,229
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		453,504	460,235
• Series 2005-CKI1 A6
5.39% 11/12/37		900,000	1,003,584
•Morgan Stanley Capital I Series
2007-T27 A4 5.824% 6/13/42		4,890,000	5,680,777
•#Morgan Stanley Dean Witter
Capital I Series 2001-TOP1 E 144A
7.607% 2/15/33		100,000	98,195
#OBP Depositor Trust Series 2010-OBP
A 144A 4.646% 7/15/45		1,890,000	2,157,694
#Timberstar Trust Series 2006-1A A
144A 5.668% 10/15/36		3,845,000	4,306,888
#WF-RBS Commercial Mortgage Trust
Series 2011-C3 A4 144A
4.375% 3/15/44		2,460,000	2,700,394
Total Commercial Mortgage-
Backed Securities
(cost $72,876,295)			80,048,516

CONVERTIBLE BONDS–1.70%
AAR 1.75% exercise price $28.91,
expiration date 1/1/26		1,014,000	1,006,395
Advanced Micro Devices
5.75% exercise price $20.13,
expiration date 8/15/12		486,000	489,645
6.00% exercise price $28.08,
expiration date 4/30/15		1,109,000	1,124,249
#Alaska Communications System
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18		889,000	626,745
Alcatel-Lucent USA 2.875%
exercise price $15.35,
expiration date 6/15/25		1,185,000	1,174,631
*Alere 3.00% exercise price $43.98,
expiration date 5/15/16		834,000	752,685
#Ares Capital 144A 5.75% exercise price
$19.13, expiration date 2/1/16		917,000	937,633
ϕArvinMeritor 4.00% exercise price
$26.73, expiration date 2/15/27		1,168,000	861,400
#BGC Partners 144A 4.50%
exercise price $9.84,
expiration date 7/13/16		522,000	488,070
Chesapeake Energy 2.25%
exercise price $85.81,
expiration date 12/15/38		420,000	339,675
#Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40		731,000	462,358
#Corporate Office Properties 144A
4.25% exercise price $48.00,
expiration date 4/12/30		1,277,000	1,262,633
Dendreon 2.875% exercise price
$51.24, expiration date 1/13/16		364,000	254,800
#Gaylord Entertainment 144A 3.75%
exercise price $27.25,
expiration date 9/29/14		367,000	549,124
ϕGeneral Cable 4.50% exercise price
$36.75, expiration date 11/15/29		558,000	546,143
Health Care REIT 3.00% exercise price
$51.02, expiration date 11/30/29		901,000	1,071,064
Helix Energy Solutions Group 3.25%
exercise price $25.02,
expiration date 3/12/32		849,000	886,144
ϕHologic 2.00% exercise price $31.17,
expiration date 2/27/42		273,000	254,231
#Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16		469,000	420,928
Intel 2.95% exercise price $29.96,
expiration date 12/15/35		865,000	982,856
International Game Technology 3.25%
exercise price $19.97,
expiration date 5/1/14		651,000	721,796
Jefferies Group 3.875% exercise price
$37.77, expiration date 11/1/29		1,181,000	1,073,234
L-3 Communications Holdings 3.00%
exercise price $95.46,
expiration date 8/1/35		958,000	938,840
Leap Wireless International 4.50%
exercise price $93.21,
expiration date 7/15/14		1,251,000	1,193,141
#Lexington Realty Trust 144A 6.00%
exercise price $7.01,
expiration date 1/11/30		563,000	738,938
Linear Technology 3.00% exercise price
$42.72, expiration date 5/1/27		1,760,000	1,825,999

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
Live Nation Entertainment 2.875%
exercise price $27.14,
expiration date 7/14/27	USD	1,592,000	$1,524,339
MGM Resorts International 4.25%
exercise price $18.58,
expiration date 4/10/15		727,000	738,814
Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
Mylan 3.75% exercise price $13.32,
expiration date 9/10/15		582,000	1,003,950
National Retail Properties 3.95%
exercise price $23.55,
expiration date 9/15/26		405,000	482,963
#Nuance Communications 144A 2.75%
exercise price $32.30,
expiration date 11/1/31		331,000	366,996
NuVasive
2.25% exercise price $44.74,
expiration date 3/15/13		353,000	368,885
2.75% exercise price $42.13,
expiration date 6/30/17		614,000	608,628
#Owens-Brockway Glass Container
144A 3.00% exercise price $47.47,
expiration date 5/28/15		1,610,000	1,545,599
Pantry 3.00% exercise price $50.09,
expiration date 11/15/12		562,000	563,405
*Peabody Energy 4.75% exercise price
$58.19, expiration date 12/15/41		151,000	123,254
PHH 4.00% exercise price $25.80,
expiration date 9/1/14		1,232,000	1,230,459
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		800,000	774,000
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		822,000	849,743
SBA Communications 4.00%
exercise price $30.38,
expiration date 10/1/14		380,000	734,825
Steel Dynamics 5.125%
exercise price $17.55,
expiration date 6/15/14		412,000	432,600
Transocean 1.50%
exercise price $158.97,
expiration date 12/15/37		597,000	597,000
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		561,000	783,998
Total Convertible Bonds
(cost $33,181,010)			33,712,815

CORPORATE BONDS–49.09%
Automotive–0.85%
*America Axle & Manufacturing
7.875% 3/1/17		1,450,000	1,500,750
ArvinMeritor 8.125% 9/15/15		2,010,000	2,128,088
Chrysler Group 8.25% 6/15/21		1,250,000	1,290,625
*Ford Motor 7.45% 7/16/31		3,045,000	3,829,087
Ford Motor Credit
#144A 3.984% 6/15/16		1,625,000	1,675,125
5.00% 5/15/18		3,075,000	3,272,975
12.00% 5/15/15		1,445,000	1,806,250
Tomkins 9.00% 10/1/18		1,136,000	1,269,480
			16,772,380
Banking–5.88%
Abbey National Treasury Services
4.00% 4/27/16		2,245,000	2,214,001
AgriBank 9.125% 7/15/19		2,750,000	3,559,988
Bank of America
3.75% 7/12/16		1,490,000	1,503,511
*3.875% 3/22/17		3,260,000	3,324,512
5.70% 1/24/22		665,000	733,725
BB&T
3.95% 3/22/22		2,305,000	2,415,082
5.25% 11/1/19		10,782,000	12,202,873
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,476,392
•BB&T Capital Trust IV 6.82% 6/12/57		995,000	1,004,950
Capital One Capital V 10.25% 8/15/39		1,815,000	1,860,375
Citigroup 4.50% 1/14/22		1,645,000	1,702,332
City National 5.25% 9/15/20		2,635,000	2,807,113
@#CoBank 144A 7.875% 4/16/18		2,634,000	3,217,334
Fifth Third Bancorp 3.50% 3/15/22		800,000	810,101
•Fifth Third Capital Trust IV
6.50% 4/15/37		3,570,000	3,561,075
Goldman Sachs Group 5.75% 1/24/22		1,485,000	1,570,460
•#HBOS Capital Funding 144A
6.071% 6/29/49		1,240,000	818,400
#HSBC Bank 144A 4.75% 1/19/21		2,695,000	2,942,803
HSBC Holdings 4.00% 3/30/22		8,755,000	9,109,499
JPMorgan Chase
4.50% 1/24/22		1,715,000	1,851,039
6.00% 10/1/17		3,230,000	3,620,488
JPMorgan Chase Capital XXV
6.80% 10/1/37		4,307,000	4,317,746
KeyBank 6.95% 2/1/28		4,255,000	5,067,211
KeyCorp 5.10% 3/24/21		2,190,000	2,446,878
Lloyds TSB Bank 4.20% 3/28/17		2,510,000	2,591,851
•National City Bank 0.838% 6/7/17		1,905,000	1,784,684
PNC Bank 6.875% 4/1/18		5,710,000	6,819,670
PNC Funding 3.30% 3/8/22		1,310,000	1,338,681

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
•#PNC Preferred Funding Trust II 144A
1.69% 3/29/49	USD	2,500,000	$1,855,150
SunTrust Bank
•0.757% 8/24/15		1,965,000	1,835,385
3.50% 1/20/17		2,785,000	2,886,129
SVB Financial Group 5.375% 9/15/20		865,000	936,042
U.S. Bank 4.95% 10/30/14		1,755,000	1,909,672
•USB Capital IX 3.50% 10/29/49		7,500,000	5,782,125
Wachovia
•0.837% 10/15/16		1,755,000	1,669,846
5.60% 3/15/16		4,065,000	4,553,304
Wells Fargo
2.10% 5/8/17		1,950,000	1,956,601
3.50% 3/8/22		590,000	608,332
4.75% 2/9/15		2,165,000	2,321,642
Zions Bancorp
4.50% 3/27/17		1,895,000	1,907,264
7.75% 9/23/14		550,000	596,807
			116,491,073
Basic Industry–5.07%
*AK Steel 7.625% 5/15/20		855,000	726,750
Alcoa
5.40% 4/15/21		2,795,000	2,787,993
6.75% 7/15/18		2,680,000	3,033,559
#Anglo American Capital 144A
2.625% 4/3/17		4,350,000	4,345,028
ArcelorMittal
6.25% 2/25/22		1,065,000	1,044,929
9.85% 6/1/19		3,325,000	3,961,997
Barrick Gold
3.85% 4/1/22		9,110,000	9,450,941
5.25% 4/1/42		515,000	553,859
Barrick North America Finance
4.40% 5/30/21		1,145,000	1,236,398
#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	901,474
•#Cemex SAB 144A 5.461% 9/30/15		2,078,000	1,888,902
Century Aluminum 8.00% 5/15/14		1,229,000	1,222,855
CF Industries
6.875% 5/1/18		2,865,000	3,405,769
7.125% 5/1/20		1,165,000	1,421,300
Compass Minerals International
8.00% 6/1/19		904,000	972,930
Domtar 4.40% 4/1/22		1,655,000	1,624,657
Dow Chemical 8.55% 5/15/19		9,021,000	12,015,042
Eastman Chemical 3.60% 8/15/22		3,680,000	3,761,111
#Essar Steel Algoma 144A
9.875% 6/15/15		1,305,000	1,112,513
*#FMG Resources August 2006 144A
6.875% 4/1/22		380,000	383,800
7.00% 11/1/15		1,070,000	1,096,750
Freeport-McMoran Copper & Gold
3.55% 3/1/22		2,870,000	2,829,450
Georgia-Pacific
8.00% 1/15/24		5,225,000	6,993,217
#144A 8.25% 5/1/16		455,000	502,353
Headwaters 7.625% 4/1/19		1,585,000	1,565,188
Hexion U.S. Finance 8.875% 2/1/18		1,165,000	1,194,125
International Paper
*4.75% 2/15/22		5,070,000	5,544,643
6.00% 11/15/41		720,000	814,693
9.375% 5/15/19		505,000	678,856
Kinross Gold 5.125% 9/1/21		1,790,000	1,814,242
#LyondellBasell Industries 144A
5.75% 4/15/24		1,810,000	1,945,750
6.00% 11/15/21		1,000,000	1,102,500
#MacDermid 144A 9.50% 4/15/17		1,111,000	1,166,550
Mohawk Industries 6.375% 1/15/16		621,000	687,758
*Momentive Performance Materials
11.50% 12/1/16		690,000	517,500
*Norcraft Finance 10.50% 12/15/15		715,000	711,425
Nortek 8.50% 4/15/21		1,380,000	1,355,850
Novelis 8.75% 12/15/20		1,475,000	1,596,688
Ply Gem Industries 13.125% 7/15/14		675,000	686,813
=@Port Townsend 12.431% 8/27/12		218,941	99,618
Ryerson
•7.841% 11/1/14		457,000	438,720
12.00% 11/1/15		1,155,000	1,166,550
Smurfit Kappa Funding 7.75% 4/1/15		945,000	959,175
Steel Dynamics 7.75% 4/15/16		1,255,000	1,298,925
Teck Resources
3.00% 3/1/19		1,150,000	1,144,129
4.75% 1/15/22		685,000	737,456
Vale Overseas 4.375% 1/11/22		5,720,000	5,853,408
			100,354,139
Brokerage–0.58%
•Bear Stearns
3.905% 12/7/12	AUD	1,440,000	1,468,594
4.60% 4/24/14	AUD	3,300,000	3,296,664
Jefferies Group
6.25% 1/15/36	USD	695,000	632,450
6.45% 6/8/27		878,000	842,880
Lazard Group 6.85% 6/15/17		4,829,000	5,305,367
			11,545,955
Capital Goods–1.15%
ABB Finance USA 2.875% 5/8/22		2,435,000	2,468,398
Anixter 10.00% 3/15/14		426,000	463,275
*Berry Plastics 9.75% 1/15/21		1,155,000	1,261,838
Case New Holland 7.75% 9/1/13		1,000,000	1,067,500
Caterpillar 2.60% 6/26/22		1,445,000	1,444,363
#Consolidated Container 144A
10.125% 7/15/20		635,000	657,225

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
Embraer 5.15% 6/15/22	USD	2,170,000	$2,232,930
Kratos Defense & Security Solutions
10.00% 6/1/17		565,000	611,613
#Plastipak Holdings 144A
10.625% 8/15/19		873,000	994,129
Republic Services 3.55% 6/1/22		1,690,000	1,711,818
#Reynolds Group Issuer 144A
9.00% 4/15/19		3,065,000	3,072,663
TriMas 9.75% 12/15/17		653,000	721,565
#URS 144A 5.00% 4/1/22		1,860,000	1,840,747
#Votorantim Cimentos 144A
7.25% 4/5/41		4,135,000	4,176,349
			22,724,413
Communications–6.30%
Affinion Group 7.875% 12/15/18		1,400,000	1,200,500
America Movil SAB 5.00% 3/30/20		2,720,000	3,102,552
American Tower
4.70% 3/15/22		910,000	936,006
5.90% 11/1/21		6,670,000	7,435,968
Avaya
#144A 7.00% 4/1/19		1,265,000	1,179,613
9.75% 11/1/15		1,185,000	986,513
CCO Holdings 7.375% 6/1/20		220,000	242,825
CenturyLink 5.80% 3/15/22		3,230,000	3,221,382
Citizens Communications
6.25% 1/15/13		336,000	344,610
Clear Channel Communications
9.00% 3/1/21		635,000	555,625
#Clear Channel Worldwide Holdings
144A 7.625% 3/15/20		940,000	921,150
#Clearwire Communications 144A
12.00% 12/1/15		2,169,000	1,980,540
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,069,452
Comcast 3.125% 7/15/22		2,075,000	2,089,230
*Cricket Communications
7.75% 10/15/20		1,910,000	1,833,600
Crown Castle International
9.00% 1/15/15		270,000	295,988
#Crown Castle Towers 144A
4.883% 8/15/20		9,815,000	10,674,332
#Deutsche Telekom International
Finance 144A
2.25% 3/6/17		3,365,000	3,328,675
3.125% 4/11/16		2,015,000	2,085,974
#Digicel 144A 8.25% 9/1/17		185,000	190,088
#Digicel Group 144A
8.875% 1/15/15		670,000	680,050
10.50% 4/15/18		280,000	295,400
DIRECTV Holdings 3.80% 3/15/22		6,465,000	6,551,204
DISH DBS
#144A 5.875% 7/15/22		600,000	609,000
7.875% 9/1/19		1,140,000	1,319,550
Entravision Communications
8.75% 8/1/17		601,000	640,065
Historic TW 6.875% 6/15/18		5,060,000	6,242,334
Intelsat Bermuda
11.25% 2/4/17		1,545,000	1,597,144
#PIK 144A 11.50% 2/4/17		610,000	632,113
Intelsat Jackson Holdings
7.25% 10/15/20		835,000	880,925
Interpublic Group 4.00% 3/15/22		3,160,000	3,214,532
Level 3 Financing 10.00% 2/1/18		930,000	1,011,375
MetroPCS Wireless 6.625% 11/15/20		655,000	646,813
#Nara Cable Funding 144A
8.875% 12/1/18		1,770,000	1,531,050
Nielsen Finance
11.50% 5/1/16		383,000	437,578
11.625% 2/1/14		368,000	423,200
NII Capital 7.625% 4/1/21		1,400,000	1,207,500
#Oi 144A
5.75% 2/10/22		3,486,000	3,560,949
9.75% 9/15/16	BRL	7,508,000	3,935,442
PAETEC Holding 8.875% 6/30/17	USD	698,000	755,585
Qwest 6.75% 12/1/21		1,725,000	1,944,380
#Sinclair Television Group 144A
9.25% 11/1/17		785,000	871,350
#Sirius XM Radio 144A 8.75% 4/1/15		1,083,000	1,223,790
Sprint Capital 8.75% 3/15/32		685,000	626,775
Sprint Nextel
6.00% 12/1/16		565,000	543,813
8.375% 8/15/17		600,000	618,000
#144A 9.125% 3/1/17		1,165,000	1,226,163
Telecom Italia Capital 5.25% 10/1/15		310,000	307,675
Telefonica Emisiones
5.462% 2/16/21		950,000	828,619
6.421% 6/20/16		2,495,000	2,396,260
Telesat Canada
#144A 6.00% 5/15/17		760,000	777,100
12.50% 11/1/17		391,000	437,920
Time Warner
3.40% 6/15/22		970,000	980,204
4.90% 6/15/42		730,000	743,613
Time Warner Cable 8.25% 4/1/19		3,485,000	4,560,022
#Univision Communications 144A
6.875% 5/15/19		1,130,000	1,169,550
#UPC Holding 144A 9.875% 4/15/18		590,000	649,000
#UPCB Finance III 144A
6.625% 7/1/20		1,870,000	1,907,400

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
#VimpelCom Holdings 144A
•4.461% 6/29/14	USD	2,820,000	$2,767,607
7.504% 3/1/22		318,000	299,537
Virgin Media Finance
8.375% 10/15/19		850,000	959,438
Virgin Media Secured Finance
6.50% 1/15/18		7,925,000	8,658,062
#Vivendi 144A
3.45% 1/12/18		1,700,000	1,666,808
6.625% 4/4/18		4,275,000	4,731,091
West 7.875% 1/15/19		425,000	446,250
#Wind Acquisition Finance 144A
11.75% 7/15/17		975,000	792,188
Windstream
7.875% 11/1/17		235,000	257,325
8.125% 8/1/13		455,000	481,731
#XM Satellite Radio 144A
13.00% 8/1/13		910,000	1,019,200
			124,737,303
Consumer Cyclical–1.13%
CKE Restaurants 11.375% 7/15/18		1,078,000	1,237,005
Dave & Buster’s 11.00% 6/1/18		350,000	383,250
Delphi 6.125% 5/15/21		1,865,000	2,046,838
Dollar General 4.125% 7/15/17		515,000	524,656
Federated Retail Holdings
*3.875% 1/15/22		225,000	237,021
5.90% 12/1/16		2,550,000	2,942,177
Hanesbrands 6.375% 12/15/20		1,070,000	1,131,525
*Levi Strauss 7.625% 5/15/20		320,000	341,600
Lowe’s 3.12% 4/15/22		2,790,000	2,860,679
New Albertsons 7.25% 5/1/13		294,000	304,658
*OSI Restaurant Partners
10.00% 6/15/15		836,000	862,133
*Quiksilver 6.875% 4/15/15		1,220,000	1,183,400
*#Rite Aid 144A 9.25% 3/15/20		325,000	326,625
#Sealy Mattress 144A 10.875% 4/15/16		271,000	294,715
Target 4.00% 7/1/42		2,720,000	2,690,872
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,054,281
5.625% 3/1/21		1,610,000	1,756,038
5.75% 2/1/18		1,940,000	2,159,602
			22,337,075
Consumer Non-Cyclical–5.33%
Amgen 5.375% 5/15/43		3,025,000	3,284,972
#BAT International Finance 144A
3.25% 6/7/22		3,520,000	3,486,028
Bio-Rad Laboratories 8.00% 9/15/16		515,000	571,650
#Brasil Foods 144A 5.875% 6/6/22		3,200,000	3,304,000
Cardinal Health
1.90% 6/15/17		740,000	746,418
3.20% 6/15/22		1,520,000	1,542,636
CareFusion 6.375% 8/1/19		8,080,000	9,543,368
Celgene 3.95% 10/15/20		2,215,000	2,330,767
Constellation Brands 6.00% 5/1/22		1,135,000	1,222,963
Del Monte 7.625% 2/15/19		1,635,000	1,657,481
#Dole Food 144A 8.00% 10/1/16		705,000	739,369
Energizer Holdings 4.70% 5/24/22		2,825,000	2,953,331
#Express Scripts 144A
2.65% 2/15/17		4,085,000	4,160,450
3.50% 11/15/16		880,000	927,458
3.90% 2/15/22		1,645,000	1,708,481
4.75% 11/15/21		745,000	825,977
GlaxoSmithKline Capital
2.85% 5/8/22		2,250,000	2,293,614
#Heineken 144A 3.40% 4/1/22		2,975,000	3,053,222
Ingles Markets 8.875% 5/15/17		851,000	930,781
Jarden
6.125% 11/15/22		680,000	720,800
7.50% 1/15/20		365,000	400,588
Koninklijke Philips Electronics
3.75% 3/15/22		2,220,000	2,308,771
5.00% 3/15/42		2,265,000	2,444,687
•Kraft Foods 1.344% 7/10/13		3,595,000	3,609,060
#Kraft Foods Group 144A
3.50% 6/6/22		2,795,000	2,874,121
5.00% 6/4/42		1,745,000	1,854,204
Kroger 3.40% 4/15/22		2,590,000	2,593,121
Molson Coors Brewing
3.50% 5/1/22		1,605,000	1,651,409
5.00% 5/1/42		1,075,000	1,166,050
NBTY 9.00% 10/1/18		1,635,000	1,814,850
#Pernod-Ricard 144A
2.95% 1/15/17		1,230,000	1,246,376
4.45% 1/15/22		2,160,000	2,242,430
5.50% 1/15/42		1,450,000	1,490,375
Quest Diagnostics 4.70% 4/1/21		5,345,000	5,962,545
#SABMiller Holdings 144A
2.45% 1/15/17		1,820,000	1,877,952
3.75% 1/15/22		5,865,000	6,249,691
Safeway 4.75% 12/1/21		2,870,000	2,851,612
Scotts Miracle-Gro 6.625% 12/15/20		540,000	581,850
Tops Markets 10.125% 10/15/15		510,000	544,425
Tyson Foods 4.50% 6/15/22		2,770,000	2,866,950
#Woolworths 144A
3.15% 4/12/16		975,000	1,017,087
4.55% 4/12/21		1,280,000	1,423,063
Yale University 2.90% 10/15/14		3,520,000	3,711,713
Zimmer Holdings
3.375% 11/30/21		2,700,000	2,783,803
4.625% 11/30/19		3,610,000	4,103,213
			105,673,712

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Electric–3.86%
Ameren Illinois 9.75% 11/15/18	USD	5,810,000	$7,846,125
#American Transmission Systems 144A
5.25% 1/15/22		4,370,000	4,934,010
Baltimore Gas & Electric
3.50% 11/15/21		1,680,000	1,778,344
#Centrais Eletricas Brasileiras 144A
5.75% 10/27/21		5,049,000	5,543,802
CMS Energy
4.25% 9/30/15		5,345,000	5,583,815
6.25% 2/1/20		1,695,000	1,890,823
ComEd Financing III 6.35% 3/15/33		2,015,000	2,033,300
Detroit Edison 2.65% 6/15/22		1,020,000	1,028,460
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,139,555
Florida Power 5.65% 6/15/18		645,000	778,490
•FPL Group Capital 6.35% 10/1/66		3,675,000	3,751,955
Great Plains Energy 5.292% 6/15/22		3,250,000	3,512,659
#Instituto Costarricense de Electricidad
144A 6.95% 11/10/21		1,398,000	1,440,667
•Integrys Energy Group
6.11% 12/1/66		1,705,000	1,706,712
Ipalco Enterprises 5.00% 5/1/18		1,370,000	1,393,975
Jersey Central Power & Light
5.625% 5/1/16		495,000	567,661
LG&E & KU Energy
3.75% 11/15/20		2,635,000	2,704,445
4.375% 10/1/21		3,430,000	3,697,327
PacifiCorp 2.95% 2/1/22		2,305,000	2,371,953
Pennsylvania Electric 5.20% 4/1/20		3,195,000	3,609,947
PPL Capital Funding
4.20% 6/15/22		740,000	743,872
•6.70% 3/30/67		1,330,000	1,329,668
Public Service Company of Oklahoma
5.15% 12/1/19		3,595,000	4,165,527
Puget Energy 6.00% 9/1/21		1,065,000	1,135,560
•Puget Sound Energy 6.974% 6/1/67		4,314,000	4,354,854
SCANA 4.125% 2/1/22		2,260,000	2,284,914
•Wisconsin Energy 6.25% 5/15/67		4,880,000	5,080,495
			76,408,915
Energy–5.08%
Antero Resources Finance
9.375% 12/1/17		545,000	604,950
Apache 4.75% 4/15/43		2,945,000	3,284,950
Comstock Resources 7.75% 4/1/19		440,000	407,000
#Continental Resources 144A
5.00% 9/15/22		805,000	818,081
Copano Energy 7.75% 6/1/18		820,000	852,800
Devon Energy
3.25% 5/15/22		800,000	815,583
*4.75% 5/15/42		825,000	869,207
Ecopetrol 7.625% 7/23/19		3,416,000	4,321,240
#ENI 144A 4.15% 10/1/20		3,855,000	3,832,202
*Forest Oil 7.25% 6/15/19		907,000	836,708
#Helix Energy Solutions Group 144A
9.50% 1/15/16		663,000	695,321
#Hercules Offshore 144A
10.50% 10/15/17		1,345,000	1,351,725
#Hilcorp Energy I 144A
7.625% 4/15/21		640,000	684,800
Holly 9.875% 6/15/17		435,000	480,675
Inergy 6.875% 8/1/21		550,000	552,750
#IPIC GMTN 144A 5.50% 3/1/22		1,688,000	1,848,360
Linn Energy
#144A 6.25% 11/1/19		250,000	245,313
#144A 6.50% 5/15/19		210,000	208,950
8.625% 4/15/20		615,000	665,738
Lukoil International Finance
6.125% 11/9/20		2,705,000	2,850,259
#Murray Energy 144A
10.25% 10/15/15		1,070,000	944,275
Newfield Exploration 5.625% 7/1/24		445,000	455,569
#NFR Energy 144A 9.75% 2/15/17		875,000	730,625
Occidental Petroleum 2.70% 2/15/23		2,940,000	2,965,155
Pemex Project Funding Master Trust
6.625% 6/15/35		1,020,000	1,218,900
Petrobras International Finance
5.375% 1/27/21		8,233,000	8,914,453
Petrohawk Energy 7.25% 8/15/18		2,520,000	2,837,470
Petroleos de Venezuela 9.00% 11/17/21		16,578,000	12,135,095
#Petroleos Mexicanos 144A
5.50% 6/27/44		3,090,000	3,167,250
Petroleum Development
12.00% 2/15/18		692,000	743,900
Pride International 6.875% 8/15/20		8,765,000	10,771,711
*Quicksilver Resources
9.125% 8/15/19		655,000	573,125
Range Resources
5.75% 6/1/21		390,000	409,500
8.00% 5/15/19		1,167,000	1,280,783
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		1,447,089	1,553,811
#Samson Investment 144A
9.75% 2/15/20		300,000	298,875
SandRidge Energy
7.50% 3/15/21		360,000	357,300
#144A 8.125% 10/15/22		610,000	616,863
#Sinopec Group Overseas Development
2012 144A 2.75% 5/17/17		2,190,000	2,232,571
Talisman Energy 5.50% 5/15/42		3,440,000	3,546,571
Transocean
5.05% 12/15/16		4,335,000	4,706,630
6.375% 12/15/21		580,000	664,588

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Weatherford International
4.50% 4/15/22	USD	4,535,000	$4,656,919
9.625% 3/1/19		2,550,000	3,327,577
#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,428,054
8.75% 3/1/19		3,000,000	3,889,374
			100,653,556
Finance Companies–2.05%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	5,196,449
5.60% 11/25/39		3,200,000	3,978,029
E Trade Financial PIK
12.50% 11/30/17		1,642,000	1,890,353
General Electric Capital
2.30% 4/27/17		1,315,000	1,325,392
#144A 3.80% 6/18/19		1,805,000	1,824,122
5.50% 2/1/17	NZD	2,280,000	1,911,251
5.875% 1/14/38	USD	1,050,000	1,209,628
6.00% 8/7/19		8,370,000	9,807,974
•7.125% 12/15/49		1,800,000	1,908,677
#Hyundai Capital Services 144A
3.50% 9/13/17		1,400,000	1,413,472
•#ILFC E-Capital Trust I 144A
4.28% 12/21/65		1,545,000	1,049,580
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		760,000	558,600
International Lease Finance
5.875% 4/1/19		815,000	816,913
6.25% 5/15/19		1,898,000	1,934,062
8.25% 12/15/20		795,000	912,400
8.75% 3/15/17		950,000	1,071,125
John Deere Capital 2.80% 1/27/23		2,410,000	2,424,236
Nuveen Investments 10.50% 11/15/15		1,343,000	1,369,860
			40,602,123
Healthcare–0.67%
Accellent 8.375% 2/1/17		635,000	646,113
Biomet
11.625% 10/15/17		781,000	846,409
PIK 10.375% 10/15/17		698,000	749,478
Boston Scientific 6.00% 1/15/20		2,525,000	3,016,053
Community Health Systems
8.00% 11/15/19		460,000	492,200
8.875% 7/15/15		234,000	240,435
HCA 7.50% 2/15/22		1,245,000	1,360,163
HCA Holdings 7.75% 5/15/21		1,405,000	1,513,888
#Kinetic Concepts 144A
12.50% 11/1/19		1,095,000	1,001,925
#MultiPlan 144A 9.875% 9/1/18		1,390,000	1,528,999
#Mylan 144A 6.00% 11/15/18		1,310,000	1,385,325
Radnet Management 10.375% 4/1/18		570,000	572,850
			13,353,838
Insurance–2.04%
Alleghany 4.95% 6/27/22		1,515,000	1,546,686
American International Group
4.875% 6/1/22		835,000	856,063
5.85% 1/16/18		285,000	315,825
8.25% 8/15/18		2,315,000	2,801,548
•Chubb 6.375% 3/29/67		3,000,000	3,112,500
Coventry Health Care 5.45% 6/15/21		3,640,000	4,099,094
#Highmark 144A
4.75% 5/15/21		1,235,000	1,265,917
6.125% 5/15/41		515,000	552,503
•ING Groep 5.775% 12/29/49		1,495,000	1,278,225
#Liberty Mutual Group 144A
4.95% 5/1/22		3,220,000	3,206,186
6.50% 5/1/42		1,230,000	1,249,119
•7.00% 3/15/37		790,000	707,050
MetLife
6.40% 12/15/36		75,000	73,896
6.817% 8/15/18		2,630,000	3,211,916
#MetLife Capital Trust X 144A
9.25% 4/8/38		3,120,000	3,837,600
#Metropolitan Life Global Funding I
144A 3.875% 4/11/22		605,000	629,455
Prudential Financial
3.875% 1/14/15		1,020,000	1,068,685
4.50% 11/15/20		785,000	833,549
4.50% 11/16/21		585,000	608,329
6.00% 12/1/17		1,880,000	2,164,916
=@#‡tTwin Reefs Pass Through Trust 144A
0.00% 12/31/49		600,000	0
WellPoint
3.125% 5/15/22		2,365,000	2,388,993
4.625% 5/15/42		1,260,000	1,304,220
•XL Capital 6.50% 12/31/49		1,210,000	989,175
•#ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,286,375
			40,387,825
Natural Gas–2.84%
AmeriGas Partners
6.50% 5/20/21		349,000	352,490
6.75% 5/20/20		180,000	184,050
7.00% 5/20/22		285,000	294,263
CenterPoint Energy 5.95% 2/1/17		2,590,000	2,956,185
*#CNOOC Finance 2012 144A
3.875% 5/2/22		3,290,000	3,409,726
El Paso Pipeline Partners Operating
6.50% 4/1/20		2,820,000	3,286,927
•Enbridge Energy Partners
8.05% 10/1/37		4,085,000	4,430,325
Energy Transfer Partners
9.70% 3/15/19		2,159,000	2,771,897

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Natural Gas (continued)
Enterprise Products Operating
•7.034% 1/15/68	USD	4,580,000	$4,906,215
9.75% 1/31/14		2,840,000	3,205,315
Kinder Morgan Energy Partners
3.95% 9/1/22		2,175,000	2,208,014
9.00% 2/1/19		3,840,000	4,966,871
Nisource Finance 5.80% 2/1/42		2,255,000	2,499,428
#Pertamina Persero 144A
4.875% 5/3/22		1,000,000	1,005,000
6.00% 5/3/42		2,650,000	2,630,125
Plains All American Pipeline
8.75% 5/1/19		3,435,000	4,536,687
Southwest Gas 3.875% 4/1/22		1,255,000	1,325,414
•TransCanada Pipelines 6.35% 5/15/67		5,835,000	6,014,847
Williams Partners
4.00% 11/15/21		1,950,000	2,029,562
7.25% 2/1/17		2,765,000	3,316,347
			56,329,688
Real Estate–2.08%
Alexandria Real Estate Equities
4.60% 4/1/22		2,980,000	3,057,057
Boston Properties 3.85% 2/1/23		2,265,000	2,291,120
Brandywine Operating Partnership
4.95% 4/15/18		2,655,000	2,722,347
Developers Diversified Realty
4.625% 7/15/22		800,000	791,108
4.75% 4/15/18		2,200,000	2,284,704
7.50% 4/1/17		1,060,000	1,217,338
7.875% 9/1/20		2,175,000	2,604,713
9.625% 3/15/16		865,000	1,051,529
Digital Realty Trust
5.25% 3/15/21		2,985,000	3,183,132
5.875% 2/1/20		2,105,000	2,322,272
Host Hotels & Resorts
#144A 5.25% 3/15/22		1,220,000	1,256,600
5.875% 6/15/19		905,000	981,925
6.00% 11/1/20		1,140,000	1,242,600
6.00% 10/1/21		960,000	1,058,400
Liberty Property 4.125% 6/15/22		1,355,000	1,370,141
Mack-Cali Realty 4.50% 4/18/22		1,920,000	1,973,885
#Qatari Diar Finance 144A
5.00% 7/21/20		1,601,000	1,801,125
Regency Centers
4.80% 4/15/21		1,960,000	2,099,732
5.875% 6/15/17		575,000	644,925
UDR 4.625% 1/10/22		2,620,000	2,780,195
•#USB Realty 144A 1.614% 12/22/49		900,000	668,601
#WEA Finance 144A 4.625% 5/10/21		3,555,000	3,763,862
			41,167,311
Services Cyclical–1.23%
#ADT 144A 3.50% 7/15/22		2,590,000	2,604,156
*Ameristar Casinos 7.50% 4/15/21		1,175,000	1,263,125
#Ashtead Capital 144A 9.00% 8/15/16		832,000	866,320
Casella Waste Systems 11.00% 7/15/14		115,000	122,331
Corrections Corporation of America
7.75% 6/1/17		1,220,000	1,326,750
#Equinox Holdings 144A 9.50% 2/1/16		225,000	239,625
FTI Consulting
6.75% 10/1/20		670,000	710,200
7.75% 10/1/16		340,000	353,175
Geo Group 6.625% 2/15/21		645,000	669,188
Iron Mountain 7.75% 10/1/19		290,000	314,650
M/I Homes 8.625% 11/15/18		1,010,000	1,047,875
MGM Resorts International
7.75% 3/15/22		315,000	326,025
11.375% 3/1/18		2,440,000	2,885,299
Mobile Mini 6.875% 5/1/15		629,000	637,649
PHH 9.25% 3/1/16		2,245,000	2,396,538
*Pinnacle Entertainment
8.75% 5/15/20		1,390,000	1,529,000
Royal Caribbean Cruises
7.00% 6/15/13		1,130,000	1,180,850
RSC Equipment Rental
10.25% 11/15/19		975,000	1,101,750
Ryland Group 8.40% 5/15/17		1,088,000	1,237,600
#ServiceMaster 144A 10.75% 7/15/15		426,000	440,382
Standard Pacific 10.75% 9/15/16		1,090,000	1,291,650
Western Union 3.65% 8/22/18		1,510,000	1,637,067
Wynn Las Vegas 7.75% 8/15/20		240,000	267,000
			24,448,205
Technology–1.62%
Amkor Technology 7.375% 5/1/18		550,000	574,063
*Avaya PIK 10.125% 11/1/15		455,000	379,925
CDW 12.535% 10/12/17		705,000	768,450
Fidelity National Information Services
7.875% 7/15/20		320,000	361,600
First Data
*9.875% 9/24/15		1,255,000	1,276,963
10.55% 9/24/15		735,000	755,213
*11.25% 3/31/16		720,000	682,200
GXS Worldwide 9.75% 6/15/15		2,105,000	2,110,263
Jabil Circuit 7.75% 7/15/16		330,000	377,850
#Lawson Software 144A 9.375% 4/1/19		245,000	262,763
*Motorola Solutions 3.75% 5/15/22		4,480,000	4,427,068
National Semiconductor
6.60% 6/15/17		4,745,000	5,872,060
#Samsung Electronics 144A
1.75% 4/10/17		3,005,000	3,000,627
Sanmina-SCI 8.125% 3/1/16		1,000	1,031

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Technology (continued)
#Seagate Technology International
144A 10.00% 5/1/14	USD	2,215,000	$2,469,725
Symantec
2.75% 6/15/17		1,775,000	1,784,986
4.20% 9/15/20		2,290,000	2,346,572
Tyco Electronics Group 3.50% 2/3/22		2,405,000	2,402,039
#Unisys 144A 12.75% 10/15/14		427,000	467,565
Xerox 6.35% 5/15/18		1,555,000	1,815,175
			32,136,138
Transportation–1.06%
#AMGH Merger Subsidiary 144A
9.25% 11/1/18		960,000	1,003,200
#Brambles USA 144A
3.95% 4/1/15		6,910,000	7,224,088
5.35% 4/1/20		910,000	1,019,615
Burlington Northern Santa Fe
5.65% 5/1/17		655,000	768,774
#ERAC USA Finance 144A
5.25% 10/1/20		6,355,000	7,089,282
Kansas City Southern de Mexico
8.00% 2/1/18		345,000	387,711
#Penske Truck Leasing 144A
3.75% 5/11/17		2,200,000	2,219,760
#United Air Lines 144A
12.00% 11/1/13		1,260,000	1,319,850
			21,032,280
Utilities–0.27%
AES 8.00% 6/1/20		616,000	709,940
#Calpine 144A 7.875% 7/31/20		980,000	1,085,350
Elwood Energy 8.159% 7/5/26		755,940	759,719
GenOn Energy 9.875% 10/15/20		850,000	833,000
*Mirant Americas Generation
8.50% 10/1/21		1,251,000	1,132,155
NRG Energy 7.875% 5/15/21		805,000	817,075
			5,337,239
Total Corporate Bonds
(cost $928,091,040)			972,493,168

MUNICIPAL BOND–0.00%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	6,333
Total Municipal Bond
(cost $5,000)			6,333

NON-AGENCY ASSET-BACKED
SECURITIES–1.56%
•Ally Master Owner Trust Series 2011-1
A1 1.112% 1/15/16		2,200,000	2,214,397
•American Express Credit Account
Master Trust Series 2010-1 B
0.842% 11/16/15		1,225,000	1,227,453
#Avis Budget Rental Car Funding
AESOP Series 2011-2A A 144A
2.37% 11/20/14		1,550,000	1,580,138
#Cabela’s Master Credit Card Trust
Series 2012-1A A1 144A
1.63% 2/18/20		1,925,000	1,948,645
Capital One Multi-Asset Execution
Trust Series 2007-A7 A7
5.75% 7/15/20		2,485,000	3,017,928
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32		209,622	211,183
#CIT Equipment Collateral
Series 2010-VT1A A3 144A
2.41% 5/15/13		151,519	151,773
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		772,000	1,045,819
Citicorp Residential
Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,632,348	1,577,147
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,512,346
•#CNH Wholesale Master Note Trust
Series 2011-1A A 144A
1.042% 12/15/15		4,300,000	4,312,631
Countrywide Asset-Backed Certificates
Series 2006-13 1AF3
5.944% 1/25/37		18,365	11,983
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,010,000	1,222,823
Series 2012-A1 A1 0.81% 8/15/17		1,980,000	1,982,552
#Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17		845,000	845,249
#Ford Auto Securitization Trust
Series 2011-R1A A3 144A
3.02% 2/15/16	CAD	1,215,000	1,217,327
General Electric Capital Credit Card
Master Note Trust Series 2012-2A
2.22% 1/15/22	USD	1,590,000	1,623,637
#Golden Credit Card Trust
Series 2012-2A A1 144A
1.77% 1/15/19		1,735,000	1,762,448
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		87,220	88,072
•Merrill Auto Trust Securitization
Series 2007-1 A4 0.302% 12/15/13		5,163	5,163
Mid-State Trust Series 11 A1
4.864% 7/15/38		13,314	13,651
•Residential Asset Securities
Series 2006-EMX1 A2
0.475% 1/25/36		697,465	630,337
Series 2006-KS3 AI3
0.415% 4/25/36		28,325	26,049

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
#Sonic Capital Series 2011-1A A2 144A
5.438% 5/20/41	USD	1,098,113	$1,154,980
•#Trafigura Securitisation Finance
Series 2012-1A A 144A
2.642% 10/15/15		1,510,000	1,514,983
Total Non-Agency Asset-Backed
Securities (cost $29,791,877)			30,898,714

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.41%
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35		287,369	275,920
Bank of America Alternative
Loan Trust
Series 2005-1 2A1 5.50% 2/25/20		307,437	296,035
Series 2005-3 2A1 5.50% 4/25/20		40,556	41,022
Series 2005-6 7A1 5.50% 7/25/20		251,542	250,718
Bank of America Funding Securities
Series 2006-5 2A10
5.75% 9/25/36		355,501	354,605
•Bank of America Mortgage Securities
Series 2003-D 1A2
2.997% 5/25/33		16	12
Chase Mortgage Finance
Series 2003-S8 A2
5.00% 9/25/18		109,664	114,323
•Chaseflex Trust Series 2006-1 A4
6.23% 6/25/36		1,490,000	1,164,191
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		218,125	213,135
Series 2006-4 3A1 5.50% 8/25/21		178,002	174,584
•Citigroup Mortgage Loan Trust Series
2004-UST1 A6 5.07% 8/25/34		204,227	206,531
•tCountrywide Home Loan Mortgage
Pass Through Trust
Series 2003-21 A1 3.101% 5/25/33		257	256
Credit Suisse First Boston Mortgage
Securities Series 2004-1 3A1
7.00% 2/25/34		27,625	29,255
•GSR Mortgage Loan Trust Series
2006-AR1 3A1 4.966% 1/25/36		316,504	260,640
•JPMorgan Mortgage Trust
Series 2005-A2 5A1
4.277% 4/25/35		10,783	10,873
Series 2005-A8 2A1
2.563% 11/25/35		200,348	198,565
Series 2006-A2 3A3
5.558% 4/25/36		474,200	407,955
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33		1,001	972
Series 2005-6 7A1 5.318% 6/25/35		307,518	307,118
tWashington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		135,029	82,742
Washington Mutual Mortgage
Pass Through Certificates
Series 2004-CB3 1A
6.00% 10/25/34		143,501	149,544
• Series 2006-AR14 2A1
5.011% 11/25/36		1,772,768	1,387,371
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		976,278	937,584
Series 2006-3 A11 5.50% 3/25/36		778,750	760,100
• Series 2006-AR5 2A1
2.615% 4/25/36		612,909	482,298
Total Non-Agency Collateralized
Mortgage Obligations
(cost $8,002,883)			8,106,349

ΔREGIONAL BONDS–3.22%
Australia–2.18%
New South Wales Treasury
6.00% 4/1/19	AUD	11,622,000	13,641,223
Queensland Treasury
6.00% 9/14/17	AUD	4,659,000	5,322,102
6.25% 6/14/19	AUD	19,200,000	22,638,918
Western Australia Treasury
7.00% 7/15/21	AUD	1,186,000	1,495,366
			43,097,609
Canada–1.04%
Province of Ontario Canada
3.15% 6/2/22	CAD	10,409,000	10,566,252
4.00% 6/2/21	CAD	8,473,000	9,224,796
Province of Quebec Canada
4.25% 12/1/21	CAD	837,000	921,732
			20,712,780
Total Regional Bonds
(cost $61,028,206)			63,810,389

«SENIOR SECURED LOANS–5.40%
Alliance HealthCare Services
7.25% 6/1/16	USD	508,369	475,960
Allied Security Holdings Tranche 2L
8.50% 1/21/18		665,000	667,909
Anchor Glass Container 6.00% 2/3/16		1,072,443	1,076,465
Aspect Software Tranche B
6.25% 5/7/16		756,890	752,916
Avaya
Tranche B-1 3.034% 10/26/14		812,852	768,698
Tranche B-3 4.814% 10/27/17		1,436,205	1,276,075
Avis Budget Car Rental Tranche B
6.25% 6/13/18		659,889	661,658

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Bausch & Lomb
4.75% 6/27/15	USD	200,000	$199,250
Trance B 4.75% 4/17/19		1,840,000	1,833,100
BNY ConvergEx Group
8.75% 11/29/17		421,199	400,139
8.75% 12/16/17		1,003,801	953,611
Brickman Group Holdings Tranche B1
5.50% 10/14/16		1,117,136	1,119,934
Brock Holdings III
10.00% 2/15/18		1,715,000	1,697,850
Tranche B 6.00% 2/15/17		624,453	623,538
Burlington Coat Factory Warehouse
5.75% 5/1/17		1,904,079	1,897,996
Caesars Entertainment Operating
Tranche B6 5.494% 1/28/18		2,497,000	2,230,133
Cengage Learning Acquisitions
7.50% 7/7/14		1,234,949	1,182,846
Chesapeake Energy 8.50% 12/2/17		1,000,000	993,015
Chrysler Group 6.00% 4/28/17		2,424,588	2,445,803
Clear Channel Communications
Tranche A 3.639% 7/30/14		3,083,432	2,823,898
Tranche B 3.889% 1/29/16		887,470	711,272
Consolidated Container
5.75% 9/28/14		1,350,000	1,345,613
Tranche B 6.25% 6/17/19		2,495,000	2,499,678
Covanta Energy Tranche B
4.00% 3/1/19		239,400	239,101
DaVita Tranche B 4.50% 10/20/16		1,480,000	1,481,473
Delos Aircraft 4.75% 3/17/16		380,000	381,742
Delta Air Lines Tranche B
5.50% 3/29/17		2,147,081	2,147,757
Dynegy Power 1st Lien 9.25% 8/5/16		1,072,018	1,116,625
Emdeon Tranche B 5.00% 11/2/18		1,338,283	1,340,311
Energy Transfer Equity
3.75% 2/16/17		690,000	678,294
EP Energy 1st Lien 6.50% 5/1/18		1,015,000	1,027,688
Equipower Resources Holdings
1st Lien 8.35% 11/23/18		455,000	456,138
2nd Lien 10.00% 5/23/19		300,000	300,845
First Data
5.00% 3/24/17		1,645,331	1,572,320
Tranche B2 2.995% 9/24/14		1,160,000	1,119,707
Frac Tech International Tranche B
6.25% 4/19/16		1,441,583	1,320,685
Fram Group Holdings
1st Lien 6.50% 7/5/17		560,763	541,837
2nd Lien 10.50% 7/5/18		595,000	521,616
Generac Power Systems Tranche B
6.25% 5/8/13		875,000	874,182
GenOn Energy Tranche B
6.00% 6/20/17		704,945	700,320
Goodman Global Tranche B
5.75% 10/28/16		333,788	334,432
Hologic 7.50% 4/29/19		1,065,000	1,067,663
Houghton International Tranche B
6.75% 1/11/16		1,022,541	1,030,210
IASIS Healthcare Tranche B
5.00% 4/18/18		2,455,325	2,415,426
Immucor Tranche B 7.25% 7/2/18		1,558,225	1,569,429
Ineos US Finance 6.50% 5/4/18		1,630,913	1,600,333
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		1,745,000	1,746,632
Kinetic Concepts Tranche B
7.00% 1/12/18		2,119,350	2,140,544
Knology Tranche B 4.00% 8/8/17		955,000	953,701
Kronos Tranche C 6.25% 12/28/17		487,550	488,971
Landry’s Tranche B 6.50% 3/22/18		2,129,663	2,138,320
Lawson Software Tranche B
6.25% 3/16/18		895,000	901,082
Level 3 Financing
Tranche B2 5.75% 4/11/18		1,835,000	1,838,156
Tranche B3 5.75% 9/1/18		150,000	150,258
Lord & Taylor 5.75% 12/2/18		299,250	299,843
LPL Holdings Tranche B
4.00% 3/6/19		778,050	772,604
Misys
1st Lien 7.25% 3/19/18		800,000	785,168
2nd Lien 12.00% 3/19/19		800,000	786,332
Momentive Performance Material
3.93% 5/5/15		306,415	297,878
MTL Publishing Tranche B
5.50% 11/14/17		755,000	760,349
MultiPlan 4.75% 8/26/17		1,516,107	1,500,468
Nuveen Investments
5.863% 5/13/17		1,114,518	1,099,751
8.25% 3/1/19		2,532,000	2,546,243
Tranche B 3.257% 11/13/14		400,000	398,124
Tranche B 7.25% 5/13/17		820,000	823,415
NXP 5.25% 2/13/19		1,494,300	1,490,564
OSI Restaurant Partners
2.563% 6/13/14		2,874,104	2,836,380
2.593% 6/14/13		280,251	276,572
Party City Holdings 9.50% 6/28/13		1,440,000	1,440,000
Pharmaceutical Product Development
6.25% 11/10/18		895,500	901,992
Pinnacle Entertainment Tranche B
4.50% 3/5/19		548,625	548,968
Pinnacle Foods Finance Tranche E
4.75% 10/17/18		543,638	539,560
PQ 6.74% 7/30/15		3,941,000	3,755,654
Prestige Brands 4.00% 12/20/18		438,030	440,803
Protection One 5.75% 3/31/19		1,020,000	1,018,715
Remy International Tranche B
6.25% 12/16/16		442,334	443,439
Reynolds Group Holdings
6.50% 7/7/18		2,976,319	3,006,543

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
RGIS Services 5.50% 5/3/17	USD	832,913	$826,145
Roundy’s Supermarkets Tranche B
5.75% 1/24/19		428,925	430,304
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,805,484
ServiceMaster
2.50% 7/24/14		73,617	72,841
Tranche B 3.00% 7/24/14		1,261,189	1,247,896
Sophia Tranche B 6.25% 6/5/18		453,863	457,314
SRAM 8.50% 11/12/18		400,000	403,000
Swift Transportation Tranche B2
1.25% 12/15/17		739,797	743,726
Taminco Global Chemical
5.25% 2/15/19		1,441,388	1,439,809
Toys R US Delaware
Tranche B 6.00% 9/1/16		2,470,204	2,331,255
Tranche B2 5.25% 5/25/18		270,000	246,093
Truven Health Analytics Tranche B
6.75% 5/14/19		790,000	790,988
Univision Communications
4.489% 3/29/17		1,667,243	1,581,671
US TelePacific 5.75% 2/10/17		1,439,870	1,339,080
Visant 5.25% 12/31/16		542,536	527,787
Wok Acquisition Tranche B
6.25% 5/15/19		625,000	627,247
Yankee Candle 5.25% 3/2/19		389,025	388,830
Zayo Group Tranche B
7.125% 3/18/19		2,025,000	2,035,490
Total Senior Secured Loans
(cost $106,474,255)			106,897,480

ΔSOVEREIGN BONDS–9.53%
Brazil–0.39%
Brazil Government
International Bonds
5.625% 1/7/41		3,093,000	3,809,030
8.875% 10/14/19		2,760,000	3,926,100
			7,735,130
Canada–0.20%
Canadian Government Bond
3.75% 6/1/19	CAD	3,460,000	3,908,724
			3,908,724
Chile–0.47%
Chile Government International Bond
5.50% 8/5/20	CLP	4,366,000,000	9,338,837
			9,338,837
Colombia–0.20%
Colombia Government
International Bond
6.125% 1/18/41	USD	3,071,000	4,007,655
			4,007,655
Finland–0.16%
Finland Government Bond
4.00% 7/4/25	EUR	2,089,000	3,112,995
			3,112,995
Germany–0.19%
Bundesrepublik Deutschland
2.50% 1/4/21		2,762,102	3,818,580
			3,818,580
Indonesia–0.53%
#Indonesia Government
International Bonds
144A 5.25% 1/17/42	USD	2,845,000	2,990,806
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	34,983,000,000	3,967,696
11.00% 11/15/20	IDR	25,404,000,000	3,574,457
			10,532,959
Ireland–0.13%
#VEB Finance 144A 6.025% 7/5/22	USD	2,495,000	2,510,444
			2,510,444
Malaysia–0.07%
Malaysia Government Bond
4.262% 9/15/16	MYR	4,022,000	1,324,528
			1,324,528
Mexico–1.08%
Mexican Bonos
6.50% 6/10/21	MXN	16,082,600	1,309,541
7.50% 6/3/27	MXN	23,354,600	1,991,337
8.50% 5/31/29	MXN	172,042,400	15,772,284
Mexico Government International
Bond 4.75% 3/8/44	USD	2,180,000	2,354,400
			21,427,562
Norway–2.12%
Norway Government Bonds
3.75% 5/25/21	NOK	12,026,000	2,330,313
4.25% 5/19/17	NOK	14,150,000	2,684,368
4.50% 5/22/19	NOK	73,796,000	14,669,635
5.00% 5/15/15	NOK	120,554,000	22,317,581
			42,001,897
Panama–0.32%
Panama Government
International Bonds
6.70% 1/26/36	USD	728,000	986,440
7.125% 1/29/26		1,340,000	1,815,700
7.25% 3/15/15		926,000	1,060,270
8.875% 9/30/27		1,551,000	2,415,683
			6,278,093
Peru–0.34%
Peruvian Government
International Bonds
5.625% 11/18/50		920,000	1,120,100
7.125% 3/30/19		4,354,000	5,616,660
			6,736,760
Philippines–0.38%
Philippine Government
International Bonds
5.00% 1/13/37		2,140,000	2,337,950
6.50% 1/20/20		1,848,000	2,305,380
9.50% 10/21/24		1,906,000	2,897,120
			7,540,450
Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland–0.23%
Poland Government Bonds
5.00% 10/24/13	PLN	2,317,000	$698,490
5.25% 10/25/17	PLN	12,470,000	3,825,755
			4,524,245
Republic of Korea–0.12%
Inflation Linked Korea Treasury Bond
2.75% 6/10/20	KRW	2,455,986,588	2,442,277
			2,442,277
Russia–0.27%
Russia Eurobond 7.50% 3/31/30	USD	4,408,980	5,304,400
			5,304,400
South Africa–0.97%
#Eskom Holdings 144A
5.75% 1/26/21		3,272,000	3,595,110
South Africa Government Bonds
7.25% 1/15/20	ZAR	12,917,000	1,591,443
8.00% 12/21/18	ZAR	95,014,000	12,319,179
10.50% 12/21/26	ZAR	11,043,000	1,643,424
			19,149,156
Turkey–0.07%
Turkey Government International
Bond 5.625% 3/30/21	USD	1,289,000	1,413,066
			1,413,066
United Kingdom–1.11%
United Kingdom Gilt
4.00% 3/7/22	GBP	5,733,777	10,791,882
4.25% 12/7/27	GBP	1,595,000	3,103,660
4.50% 3/7/19	GBP	1,667,000	3,174,073
4.75% 3/7/20	GBP	2,574,100	5,023,904
			22,093,519
Uruguay–0.18%
Uruguay Government International
Bond 8.00% 11/18/22	USD	2,480,250	3,503,353
			3,503,353
Total Sovereign Bonds
(cost $180,900,163)			188,704,630

SUPRANATIONAL BANKS–0.41%
International Bank for Reconstruction
& Development
3.375% 4/30/15	NOK	22,000,000	3,836,613
3.625% 6/22/20	NOK	12,410,000	2,176,761
6.00% 2/15/17	AUD	1,770,000	1,997,486
Total Supranational Banks
(cost $7,489,487)			8,010,860

U.S. TREASURY OBLIGATIONS–8.89%
∞U.S. Treasury Bond 3.125% 2/15/42	USD	60,235,000	64,705,582
U.S. Treasury Notes
0.625% 5/31/17		8,255,000	8,218,240
0.75% 6/30/17		42,420,000	42,469,716
1.75% 5/15/22		55,690,000	56,151,169
3.125% 4/30/17		4,045,000	4,504,488
Total U.S. Treasury Obligations
(cost $176,451,973)			176,049,195

	Number of
	Shares
COMMON STOCK–0.00%
=†Adelphia Recovery Trust
Series Arahova		1	0
=†Calpine		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		67	733
†GenOn Energy		328	561
=∏†PT Holdings		685	7
Total Common Stock
(cost $505,457)			1,301

CONVERTIBLE PREFERRED
STOCK–0.19%
*Apache 6.00% exercise price $109.12,
expiration date 8/1/13		13,300	668,192
Aspen Insurance 5.625% exercise price
$29.28, expiration date 12/31/49		9,427	523,788
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		201	196,025
#Chesapeake Energy 144A 5.75%
exercise price $27.90,
expiration date 12/31/49		179	152,821
HealthSouth 6.50% exercise price
$30.50, expiration date 12/31/49		926	981,791
PPL 9.50% exercise price $28.80,
expiration date 7/1/13		16,200	866,052
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		4,150	447,941
Total Convertible Preferred Stock
(cost $4,104,883)			3,836,610

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
PREFERRED STOCK–0.50%
Alabama Power 5.625%		69,530	$1,776,492
#Ally Financial 144A 7.00%		2,000	1,781,938
BB&T 5.85%		48,325	1,268,531
•PNC Financial Services Group
6.125%		50,000	1,317,500
† 8.25%		2,440,000	2,532,644
=†PT Holdings		137	0
•US Bancorp
6.00%		10,000	273,800
6.50%		35,600	1,017,448
Total Preferred Stock
(cost $9,651,211)			9,968,353

WARRANT–0.00%
=@∏†Port Townsend		137	1
Total Warrant (cost $3,288)			1

	Principal
	Amount°
SHORT-TERM INVESTMENTS–9.48%
≠Discount Notes–7.20%
Fannie Mae
0.07% 7/25/12	USD	6,739,982	6,739,667
0.10% 8/20/12		16,204,589	16,203,714
Federal Home Loan Bank
0.02% 7/5/12		23,208,758	23,208,711
0.05% 7/31/12		18,401,746	18,401,451
0.06% 7/27/12		36,771,793	36,771,279
0.065% 7/25/12		27,518,000	27,517,642
0.07% 8/2/12		11,913,499	11,913,094
0.08% 8/1/12		1,806,330	1,806,270
			142,561,828
Repurchase Agreements–2.28%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $37,660,083
(collateralized by U.S. government
obligations 0.875%-1.00%
12/31/16-3/31/17; market value
$38,412,901)		37,659,707	37,659,707
BNP Paribas 0.10%, dated 6/29/12, to
be repurchased on 7/2/12, repurchase
price $7,532,003 (collateralized by
U.S. government obligations 1.375%-
2.50% 2/15/13-11/30/15; market
value $7,682,579)		7,531,940	7,531,940
			45,191,647
Total Short-Term Investments
(cost $187,749,740)			187,753,475

Total Value of Securities–104.82%
(cost $2,009,602,841)			2,076,475,562

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–0.07%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		403,208	403,208
Delaware Investments Collateral
Fund No. 1		916,160	916,160
†@Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral
(cost $3,078,500)			1,319,368

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–104.89% (cost $2,012,681,341)	$2,077,794,930	©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.16%)	(3,078,500)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.73%)	(93,758,216	)«
NET ASSETS APPLICABLE TO 185,445,821 SHARES OUTSTANDING–100.00%	$1,980,958,214
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($525,650,472 / 49,031,726 Shares)	$10.72
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,455,307,742 / 136,414,095 Shares)	$10.67
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,882,985,546
Undistributed net investment income	23,180,944
Accumulated net realized gain	8,150,313
Net unrealized appreciation of investments and derivatives	66,641,411
Total net assets	$1,980,958,214
____________________

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $300,546,966, which represented 15.17% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $99,626, which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $3,316,953, which represented 0.17% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.
∞	Fully or partially pledged as collateral for futures contracts.
†	Non-income producing security.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2012, the aggregate value of the restricted securities was $8, which represents 0.00% of the Series’ net assets.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $3,014,651 of securities loaned.
«	Includes foreign currency valued at $11,191,329 with a cost of $11,035,167.

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(5,981,463)	USD	5,825,407	7/13/12	$(290,002)
BAML	BRL	3,775,561	USD	(1,837,256)	7/13/12	37,213
BAML	CLP	(1,771,525,000)	USD	3,457,444	7/13/12	(83,269)
BAML	EUR	(14,989,206)	USD	18,851,474	7/13/12	(111,314)
BAML	HUF	(5,733,105,050)	USD	24,242,516	7/13/12	(1,086,166)
BAML	JPY	(361,679,440)	USD	4,554,362	7/13/12	28,757
BAML	MXN	(58,134,800)	USD	4,283,502	7/13/12	(66,911)
BAML	NOK	(22,285,817)	USD	3,701,041	7/13/12	(38,104)
BAML	NZD	(1,472,434)	USD	1,106,335	7/13/12	(70,925)
BCLY	AUD	(5,273,513)	USD	5,139,724	7/13/12	(251,881)
BCLY	JPY	236,069,245	USD	(2,971,144)	7/13/12	(17,268)
BCLY	PLN	(20,445,022)	USD	5,980,000	7/13/12	(144,128)
CITI	EUR	(6,925,541)	USD	8,716,237	7/13/12	(45,240)
CITI	HUF	(1,397,696,430)	USD	5,980,000	7/13/12	(194,980)
CITI	JPY	251,514,501	USD	(3,168,208)	7/13/12	(21,069)
GSC	BRL	20,234,846	USD	(9,822,093)	7/13/12	223,986
GSC	GBP	(4,078,704)	USD	6,399,486	7/13/12	12,047
GSC	NOK	(7,086,080)	USD	1,179,445	7/13/12	(9,467)
HSBC	AUD	(14,710,798)	USD	14,485,085	7/13/12	(560,465)
HSBC	CAD	5,801,827	USD	(5,644,185)	7/13/12	52,976
HSBC	CLP	(2,462,232,167)	USD	4,796,239	7/13/12	(124,978)
HSBC	EUR	(4,845,775)	USD	6,096,953	7/13/12	(33,417)
HSBC	GBP	(1,340,000)	USD	2,083,901	7/13/12	(14,601)
HSBC	JPY	385,999,119	USD	(4,853,535)	7/13/12	(23,625)
HSBC	NOK	(61,421,102)	USD	10,236,509	7/13/12	(68,808)
JPMC	BRL	10,170,750	USD	(4,968,613)	7/13/12	80,902
JPMC	CAD	(5,036,873)	USD	4,904,453	7/13/12	(41,554)
JPMC	CHF	4,340,988	USD	(4,546,894)	7/13/12	26,234
JPMC	EUR	(3,227,140)	USD	4,060,387	7/13/12	(22,255)
JPMC	IDR	(6,483,490,000)	USD	673,959	7/13/12	(15,041)
JPMC	NOK	(57,467,943)	USD	9,561,258	7/13/12	(80,792)
MSC	BRL	10,290,543	USD	(5,036,216)	7/13/12	72,773
MSC	EUR	(9,883,772)	USD	12,445,260	7/13/12	(58,663)
MSC	GBP	(1,731,322)	USD	2,715,698	7/13/12	4,368
MSC	JPY	(17,479,622)	USD	220,056	7/13/12	1,338
MSC	NOK	(43,126,219)	USD	7,176,184	7/13/12	(59,592)
MSC	PLN	(20,370,744)	USD	5,960,000	7/13/12	(141,878)
UBS	ZAR	(26,844,603)	USD	3,260,888	7/3/12	(23,626)
						$(3,159,425)

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy	Cost	Value	Date	(Depreciation)
91 Long Gilt	$16,846,383	$16,974,974	9/26/12	$128,591

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

				Annual		Unrealized
		Notional		Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BAML	Financials 17.1 5 yr CDS	EUR	22,325,000	5.00%	6/20/17	$1,588,991
BAML	Kingdom of Spain 5 yr CDS	USD	7,065,000	1.00%	12/20/15	372,972
	ITRAXX Europe Subordinate
BCLY	Financials 17.1 5 yr CDS	EUR	20,825,000	5.00%	6/20/17	1,475,847
	Kingdom of Spain
BCLY	5 yr CDS	USD	5,276,000	1.00%	3/20/15	323,568
BCLY	5 yr CDS		2,640,000	1.00%	3/21/16	153,546
	Republic of France
BCLY	5 yr CDS		7,531,000	0.25%	9/20/16	(97,685)
BCLY	5 yr CDS		3,958,000	0.25%	6/20/17	(45,991)
BCLY	Kingdom of Belgium 5 yr CDS		2,966,000	1.00%	6/20/17	(60,915)
GSC	Republic of France 5 yr CDS		2,678,000	0.25%	9/20/16	(30,277)
	ITRAXX Europe Crossover
JPMC	17.1 5 yr CDS	EUR	23,165,000	5.00%	6/20/17	308,406
JPMC	Kingdom of Belgium 5 yr CDS	USD	2,728,000	1.00%	3/20/17	(112,414)
	Kingdom of Spain
JPMC	5 yr CDS		5,379,000	1.00%	9/20/16	299,287
JPMC	5 yr CDS		5,129,000	1.00%	3/20/17	288,200
JPMC	MeadWestvaco 5 yr CDS		2,180,000	1.00%	12/20/16	(68,077)
	Republic of France
JPMC	5 yr CDS		2,848,000	0.25%	12/20/16	(38,290)
JPMC	5 yr CDS		3,955,000	0.25%	6/20/17	(62,164)
JPMC	Republic of Italy 5 yr CDS		2,728,000	1.00%	3/20/17	(38,276)
	Japan
MSC	5 yr CDS		4,750,000	1.00%	9/20/16	(83,746)
MSC	5 yr CDS		6,799,000	1.00%	3/20/17	(170,829)
MSC	Kingdom of Belgium 5 yr CDS		9,764,000	1.00%	12/20/16	(357,808)
	Kingdom of Spain
MSC	5 yr CDS		5,219,000	1.00%	6/20/16	420,511
MSC	5 yr CDS		5,730,000	1.00%	3/20/17	258,702
MSC	5 yr CDS		2,920,000	1.00%	6/20/17	34,163
MSC	Republic of France 5 yr CDS		6,650,000	0.25%	9/20/16	(73,181)
MSC	Republic of Italy 5 yr CDS		4,780,000	1.00%	9/20/16	218,369
						$4,502,909

	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	2,180,000	1.00%	12/20/16	56,008
						56,008
Total						$4,558,917

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HUF– Hungarian Forint
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-22

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

ASSETS:
Investments, at value	$1,888,722,087
Short-term investments, at value	187,753,475
Short-term investments held as collateral
for loaned securities, at value[1]	1,319,368
Foreign currencies, at value	11,191,329
Receivable for fund shares sold	42,199
Receivable for securities sold	103,247,381
Unrealized gain on foreign currency exchange contracts	226,566
Dividends and interest receivable	17,724,249
Securities lending income receivable	2,664
Unrealized gain on credit default swap contracts[2]	9,413,680
Other assets	–
Total assets	2,219,642,998

LIABILITIES:
Cash Overdraft	9,925,367
Payable for securities purchased	219,427,474
Payable for fund shares redeemed	953,760
Unrealized loss on foreign currency exchange contracts	3,385,991
Unrealized loss on credit default swap contracts[2]	30,277
Obligation to return securities lending collateral	3,078,500
Due to manager and affiliates	1,303,080
Annual protection payments on swap contracts	152,839
Other accrued expenses	319,153
Other liabilities	108,343
Total liabilities	238,684,784

Total Net Assets	$1,980,958,214

Investments, at cost	$1,821,853,101
Short-term investments, at cost	$187,749,740
Short-term investments held as collateral
for loaned securities, at cost	$3,078,500
Foreign currencies, at cost	$11,035,167
[1]Including securities on loan	$3,014,651
[2]Including upfront payments received	$4,824,486

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$40,579,789
Dividends	430,448
Securities lending income	28,618
41,038,855

EXPENSES:
Management fees	5,623,840
Distribution expenses – Service Class	2,086,252
Accounting and administration expenses	373,151
Reports and statements to shareholders	142,504
Dividend disbursing and transfer agent fees and expenses	83,965
Custodian fees	70,229
Legal fees	60,340
Trustees’ fees	43,973
Audit and tax	41,008
Pricing fees	16,385
Insurance fees	16,347
Consulting fees	7,221
Dues and services	5,645
Registration fees	3,936
Trustees’ expenses	2,964
8,577,760
Less waived distribution expenses – Service Class	(347,709)
Total operating expenses	8,230,051

NET INVESTMENT INCOME	32,808,804

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,330,381
Futures contracts	(3,252,348)
Options written	1,021,217
Swap contracts	(16,135,085)
Foreign currencies	701,130
Foreign currency exchange contracts	(1,485,798)
Net realized gain	11,179,497
Net change in unrealized appreciation (depreciation) of:
Investments	28,878,226
Futures contracts	(938,070)
Options written	(92,305)
Swap contracts	5,869,610
Foreign currencies	373,169
Foreign currency exchange contracts	(8,124,976)
Net change in unrealized appreciation (depreciation)	25,965,654

NET REALIZED AND UNREALIZED GAIN	37,145,151

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$69,953,955

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$32,808,804	$67,316,814
Net realized gain	11,179,497	54,919,797
Net change in unrealized
appreciation (depreciation)	25,965,654	(10,429,179)
Net increase in net assets resulting
from operations	69,953,955	111,807,432

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(16,819,225)	(27,424,124)
Service Class	(42,559,575)	(47,070,418)
Net realized gain:
Standard Class	(16,444,423)	(26,962,244)
Service Class	(44,995,213)	(49,176,477)
	(120,818,436)	(150,633,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,330,030	40,279,608
Service Class	142,479,213	296,976,262
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	21,971,163	26,872,556
Service Class	87,554,788	96,246,896
	266,335,194	460,375,322
Cost of shares repurchased:
Standard Class	(14,280,814)	(193,953,088)
Service Class	(37,536,840)	(170,077,093)
	(51,817,654)	(364,030,181)
Increase in net assets derived from
capital share transactions	214,517,540	96,345,141

NET INCREASE IN NET ASSETS	163,653,059	57,519,310

NET ASSETS:
Beginning of period	1,817,305,155	1,759,785,845
End of period (including undistributed
net investment income of $23,180,944
and $49,910,411, respectively)	$1,980,958,214	$1,817,305,155

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$11.020	$11.280	$10.980	$9.250	$10.220	$9.830

Income (loss) from investment operations:
Net investment income[2]	0.197	0.426	0.521	0.628	0.500	0.527
Net realized and unrealized gain (loss)	0.213	0.256	0.345	1.721	(0.926)	0.207
Total from investment operations	0.410	0.682	0.866	2.349	(0.426)	0.734

Less dividends and distributions from:
Net investment income	(0.359)	(0.475)	(0.539)	(0.619)	(0.405)	(0.318)
Net realized gain	(0.351)	(0.467)	(0.027)	–	(0.139)	(0.026)
Total dividends and distributions	(0.710)	(0.942)	(0.566)	(0.619)	(0.544)	(0.344)

Net asset value, end of period	$10.720	$11.020	$11.280	$10.980	$9.250	$10.220

Total return[3]	3.81%	6.39%	8.06%	26.96%	(4.54% )	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$525,650	$517,362	$659,032	$652,804	$542,074	$521,511
Ratio of expenses to average net assets	0.68% [4]	0.68% [4]	0.70% [4]	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	3.62% [4]	3.87% [4]	4.68% [4]	6.33%	5.16%	5.30%
Portfolio turnover	118%	233%	237%	202%	244%	299%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.960	$11.220	$10.920	$9.200	$10.180	$9.790

Income (loss) from investment operations:
Net investment income[2]	0.182	0.396	0.491	0.603	0.476	0.502
Net realized and unrealized gain (loss)	0.211	0.258	0.351	1.712	(0.937)	0.209
Total from investment operations	0.393	0.654	0.842	2.315	(0.461)	0.711

Less dividends and distributions from:
Net investment income	(0.332)	(0.447)	(0.515)	(0.595)	(0.380)	(0.295)
Net realized gain	(0.351)	(0.467)	(0.027)	–	(0.139)	(0.026)
Total dividends and distributions	(0.683)	(0.914)	(0.542)	(0.595)	(0.519)	(0.321)

Net asset value, end of period	$10.670	$10.960	$11.220	$10.920	$9.200	$10.180

Total return[3]	3.67%	6.15%	7.87%	26.66%	(4.90% )	7.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,455,308	$1,299,943	$1,100,754	$791,973	$431,062	$357,115
Ratio of expenses to average net assets	0.93% [4]	0.93% [4]	0.95% [4]	0.98%	0.98%	0.98%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.98%	0.98%	1.00%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets	3.37% [4]	3.62% [4]	4.43% [4]	6.08%	4.91%	5.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.32%	3.57%	4.38%	6.03%	4.86%	5.00%
Portfolio turnover	118%	233%	237%	202%	244%	299%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued using the evaluated mean. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $46,815 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$955,855	$20,169	$299,292	$27,764
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $27,337 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,514,333,981
Purchases of U.S. government securities	715,801,914
Sales other than U.S. government securities	1,455,207,013
Sales of U.S. government securities	659,104,649

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$2,015,269,461	$84,368,788	$(21,843,319)	$62,525,469

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$322,498,642	$2,732,310	$325,230,952
Corporate Debt	668,192	1,116,172,263	99,618	1,116,940,073
Foreign Debt	–	260,525,879	–	260,525,879
Municipal Bonds	–	6,333	–	6,333
Common Stock	1,294	–	7	1,301
Other	5,653,771	4,314,582	1	9,968,354
Securities Lending Collateral	–	1,319,368	–	1,319,368
Short-Term Investments	–	187,753,475	–	187,753,475
U.S. Treasury Obligations	–	176,049,195	–	176,049,195
Total	$6,323,257	$2,068,639,737	$2,831,936	$2,077,794,930

Foreign Currency Exchange Contracts	$–	$(3,159,425)	$–	$(3,159,425)
Futures Contracts	128,591	–	–	128,591
Swap Contracts	–	4,558,917	–	4,558,917

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$94,212,098	$124,204,185
Long-term capital gain	26,606,338	26,429,078
	$120,818,436	$150,633,263
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,882,985,546
Undistributed ordinary income	35,574,358
Undistributed long-term capital gains	7,643,253
Other temporary differences	(4,632,807)
Unrealized appreciation	59,387,864
Net assets	$1,980,958,214

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of contingent payment debt instruments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(159,471)	$159,471

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	1,304,285	3,660,237
Service Class	12,959,165	26,988,618

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,076,669	2,539,939
Service Class	8,314,794	9,131,584
	24,654,913	42,320,378
Shares repurchased:
Standard Class	(1,300,763)	(17,692,005)
Service Class	(3,513,019)	(15,613,600)
	(4,813,782)	(33,305,605)
Net increase	19,841,131	9,014,773

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Options Contracts
During the six months ended June 30, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in options written during the six months ended June 30, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	201	$216,087
Options written	1,180	1,413,261
Options expired	(442)	(503,271)
Options terminated in closing sales transactions	(939)	(1,126,077)
Options outstanding at June 30, 2012	–	$–

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $4,558,917. The Series had posted $620,000 in cash collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Series would have received EUR 66,315,000 and USD 101,493,000 less the value of the contracts’ related reference obligations. The Series received $9,265,000 in securities collateral and $170,000 in cash collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2012, the notional value of the protection sold was $2,180,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2012, the net unrealized appreciation of the protection sold was $56,008.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2012 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Net Assets Location	Fair Value		Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$226,566		Other liabilities net of receivables and other assets	$(3,385,991)

Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	128,591	«	Other liabilities net of receivables and other assets	–

Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	4,589,194		Other liabilities net of receivables and other assets	(30,277)

Total		$4,944,351			$(3,416,268)
____________________

«Includes cumulative appreciation of futures contracts from the date the contracts are opened through June 30, 2012. Only current day variation margin is reported on the Statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2012 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,485,798)	$(8,124,976)

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,252,348)	(938,070)

Equity contracts (Options Written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	1,021,217	(92,305)

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(16,135,085)	5,869,610
Total		$(19,852,014)	$(3,285,741)

Diversified Income Series-33

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

		Asset		Liability
		Derivative		Derivative
		Volume		Volume
Forward foreign currency exchange contracts (Average cost)	USD	74,260,648	USD	210,532,117
Futures contracts (Average notional value)	EUR	2,930,348		–
	GBP	6,436,615		–
	USD	28,594,974		9,725,289
Options contracts (Average notional value)	USD	74,287		286,429
Swap contracts (Average notional value)	EUR	–	EUR	645,140
	USD	48,472	USD	8,882,590

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $3,014,651, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $1,319,368. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Diversified Income Series-34

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Diversified Income Series-35

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPDIVINC [6/12] DG3 18032 (8/12) (9267)	Diversified Income Series-36

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

> Other Series information	17

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class Shares	$1,000.00	$1,000.20	1.39%	$6.91
Service Class Shares	1,000.00	999.30	1.64%	8.15
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,017.95	1.39%	$6.97
Service Class Shares	1,000.00	1,016.71	1.64%	8.22

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Security Type/Country and Sector Allocations
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	89.63%
Argentina	1.35%
Australia	0.02%
Brazil	11.67%
China/Hong Kong	15.50%
India	1.63%
Indonesia	0.73%
Israel	0.68%
Kingdom of Bahrain	0.14%
Malaysia	3.55%
Mexico	7.70%
Peru	0.99%
Philippines	0.25%
Poland	0.78%
Republic of Korea	12.27%
Russia	6.84%
South Africa	6.10%
Taiwan	6.39%
Thailand	2.18%
Turkey	2.09%
United Kingdom	0.90%
United States	7.87%
Preferred Stock by Country	5.00%
Brazil	2.37%
Republic of Korea	1.46%
Russia	1.17%
Participation Notes	0.00%
Short-Term Investments	1.26%
Securities Lending Collateral	8.95%
Total Value of Securities	104.84%
Obligation to Return Securities Lending Collateral	(9.05%)
Receivables and Other Assets Net of Other Liabilities	4.21%
Total Net Assets	100.00%

Common Stock, Preferred Stock	Percentage
and Participation Notes by Sector	of Net Assets
Consumer Discretionary	5.98%
Consumer Staples	10.84%
Energy	15.88%
Financials	15.73%
Industrials	3.01%
Information Technology	17.31%
Materials	13.08%
Telecommunication Services	9.96%
Utilities	2.84%
Total	94.63%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–89.63%
Argentina–1.35%
Cresud ADR	322,769	$2,314,254
#Grupo Clarin Class B GDR 144A	209,100	739,566
@IRSA Inversiones y Representaciones ADR	280,312	1,987,412
†Pampa Energia ADR	44,500	184,675
YPF ADR	106,800	1,318,980
		6,544,887
Australia–0.02%
†@Strike Resources	807,567	99,214
		99,214
Brazil–11.67%
AES Tiete	319,936	3,929,192
B2W Cia Global Do Varejo	251,484	752,717
Banco Santander Brasil ADR	349,700	2,710,175
*Brasil Foods ADR	177,900	2,702,301
*Braskem ADR	78,499	1,044,822
Centrais Eletricas Brasileiras	711,800	5,026,681
*Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	71,690	2,866,883
Cia Siderurgica Nacional ADR	355,900	2,017,953
Cyrela Brazil Realty	266,900	1,967,240
*Fibria Celulose ADR	523,900	3,924,011
@Gerdau	389,400	2,806,155
Gerdau ADR	444,900	3,897,324
†Hypermarcas	57,400	338,177
Itau Unibanco Holding ADR	338,100	4,706,352
*Petroleo Brasileiro SA ADR	340,106	6,383,790
Petroleo Brasileiro SP ADR	403,795	7,324,841
Tim Participacoes ADR	147,109	4,039,613
		56,438,227
China/Hong Kong–15.50%
†Baidu ADR	26,700	3,069,966
Bank of China	13,346,000	5,126,533
†Bitauto Holdings ADR	37,400	152,966
China Construction Bank	7,118,000	4,917,645
*China Mengniu Dairy	724,000	1,917,149
*China Mobile ADR	154,500	8,446,513
*China Petroleum & Chemical ADR	24,088	2,148,409
China Telecom	2,736,000	1,200,954
*China Unicom Hong Kong ADR	505,492	6,343,925
*†Ctrip.com International ADR	172,400	2,889,424
First Pacific	2,831,285	2,936,753
Fosun International	131,708	68,988
*†Foxconn International Holdings	2,262,000	826,370
*†Hollysys Automation Technologies	129,100	1,099,932
Industrial & Commercial Bank of China	7,785,500	4,364,462
Kunlun Energy	2,622,900	4,225,437
†Metallurgical	2,669,000	574,184
PetroChina	1,894,000	2,451,332
*PetroChina ADR	44,500	5,746,730
Shanda Games ADR	253,225	1,012,900
*†SINA	89,000	4,611,090
*†Sohu.com	153,500	6,852,239
†Tianjin Development Holdings	35,950	18,375
†@Tom Group	23,322,004	2,002,507
Travelsky Technology	3,700,441	1,929,012
		74,933,795
India–1.63%
Coal India	102,385	643,845
Indiabulls Real Estate GDR	44,628	49,452
#Reliance Industries GDR 144A	262,757	6,993,910
*†Sify Technologies ADR	91,200	219,792
		7,906,999
Indonesia–0.73%
Tambang Batubara Bukit Asam Persero	2,241,097	3,531,284
		3,531,284
Israel–0.68%
Israel Chemicals	296,716	3,282,928
		3,282,928
Kingdom of Bahrain–0.14%
#@Aluminum Bahrain GDR 144A	91,200	665,167
		665,167
Malaysia–3.55%
@Eastern & Oriental	5,358,962	2,385,762
Hong Leong Bank	1,549,790	6,095,673
@KLCC Property Holdings	1,571,500	2,309,262
@Oriental Holdings	1,533,820	3,251,950
†UEM Land Holdings	4,748,132	3,147,903
		17,190,550
Mexico–7.70%
America Movil Series L ADR	210,742	5,491,937
*Cemex ADR	925,301	6,227,276
†Empresas ICA	1,105,736	1,938,994
Fomento Economico Mexicano ADR	116,107	10,362,549
Grupo Financiero Banorte	754,700	3,899,013
Grupo Televisa ADR	432,500	9,290,100
		37,209,869
Peru–0.99%
Cia de Minas Buenaventura ADR	125,440	4,764,211
		4,764,211
Philippines–0.25%
Philippine Long Distance Telephone ADR	19,400	1,233,840
		1,233,840
Poland–0.78%
†Jastrzebska Spolka Weglowa	26,987	814,112
†Polski Koncern Naftowy Orlen	261,369	2,943,637
		3,757,749
Republic of Korea–12.27%
CJ	45,695	3,221,196
KB Financial Group ADR	165,996	5,426,409
KCC	3,272	804,939
†Korea Electric Power	113,650	2,569,644
†Korea Electric Power ADR	177,900	1,988,922
KT	99,830	2,659,381
*†LG Display ADR	188,309	1,779,520
Lotte Chilsung Beverage	8	10,299
@Lotte Confectionery	2,904	3,983,978

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electronics	19,054	$20,249,195
Samsung Life Insurance	71,180	5,837,173
†SK Communications	95,525	695,376
SK Holdings	8,160	961,938
SK Telecom	16,491	1,811,050
SK Telecom ADR	605,000	7,320,500
		59,319,520
Russia–6.84%
†@Chelyabinsk Zink Plant GDR	69,200	141,659
†@Enel OGK-5 GDR	15,101	38,807
Gazprom ADR	783,900	7,443,446
LUKOIL ADR	23,433	1,314,123
LUKOIL ADR (London
International Exchange)	133,500	7,481,118
*MMC Norilsk Nickel ADR	123,531	2,050,846
Mobile Telesystems ADR	154,402	2,655,714
=Sberbank	2,412,802	6,434,460
Surgutneftegas ADR	294,652	2,453,075
†@TGK-5 GDR	6,229	2,773
VTB Bank GDR	861,186	3,058,883
		33,074,904
South Africa–6.10%
ArcelorMittal South Africa	374,610	2,409,320
@Blue Label Telecoms	411,150	301,935
Gold Fields ADR	302,848	3,879,483
*Impala Platinum Holdings	135,751	2,256,050
JD Group	113,050	596,770
Sasol	76,270	3,219,983
Sasol ADR	65,127	2,764,641
Standard Bank Group	282,594	3,834,095
Sun International	168,124	1,839,114
Tongaat Hulett	218,196	3,342,128
Vodacom Group	444,868	5,071,325
		29,514,844
Taiwan–6.39%
Evergreen Marine	5,414,172	2,954,469
Formosa Chemicals & Fibre	2,066,989	5,493,504
Hon Hai Precision Industry	706,408	2,142,382
MediaTek	255,678	2,368,692
President Chain Store	890,000	4,763,182
Taiwan Semiconductor Manufacturing	2,375,864	6,523,717
United Microelectronics	6,688,461	2,920,749
*United Microelectronics ADR	889,700	1,930,649
Walsin Lihwa	6,477,100	1,815,635
		30,912,979
Thailand–2.18%
Bangkok Bank	638,091	4,206,641
PTT Exploration & Production	516,023	2,736,486
Siam Cement NVDR	355,900	3,575,921
		10,519,048
Turkey–2.09%
*Alarko Gayrimenkul Yatirim Ortakligi	50,675	488,498
@Alarko Holding	1,008,347	2,281,943
*Torunlar Gayrimenkul Yatirim Ortakligi	66,184	203,049
†Turkcell lletisim Hizmetleri	368,462	1,868,963
Turkiye Sise ve Cam Fabrikalari	1,950,778	3,200,098
@Yazicilar Holding Class A	309,164	2,067,099
		10,109,650
United Kingdom–0.90%
*Anglo American ADR	92,815	1,520,180
=†#@Etalon Group GDR 144A	354,800	1,933,660
†@Griffin Mining	1,642,873	868,854
†Mwana Africa	418,259	23,253
		4,345,947
United States–7.87%
Avon Products	1,193,100	19,340,151
†MEMC Electronic Materials	177,900	386,043
†Yahoo	1,156,700	18,310,561
		38,036,755
Total Common Stock
(cost $492,577,439)		433,392,367

PREFERRED STOCK–5.00%
Brazil–2.37%
Braskem Class A 4.60%	288,768	1,919,895
Vale Class A 7.60%	489,400	9,522,576
		11,442,471
Republic of Korea–1.46%
@CJ 3.68%	28,030	462,770
Samsung Electronics 0.72%	9,995	6,621,515
		7,084,285
Russia–1.17%
=AK Transneft 1.52%	3,887	5,639,415
		5,639,415
Total Preferred Stock
(cost $18,568,543)		24,166,171

PARTICIPATION NOTES–0.00%
=†#Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=†Lehman Oil & Natural Gas CW 12 LEPO	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS–1.26%
Repurchase Agreements–1.26%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $5,105,182
(collateralized by U.S. government
obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $5,207,234)	$5,105,131	$5,105,131
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $1,021,035
(collateralized by U.S. government
obligations 1.375%-2.50% 2/15/13-11/30/15;
market value $1,041,447)	1,021,026	1,021,026
Total Short-Term Investments
(cost $6,126,157)		6,126,157

Total Value of Securities
Before Securities Lending
Collateral–95.89% (cost $522,224,336)		463,684,695

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–8.95%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	177,383	177,383
Delaware Investments Collateral
Fund No. 1	43,099,370	43,099,370
@†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral
(cost $43,771,521)		43,276,753

TOTAL VALUE OF SECURITIES–104.84% (cost $565,995,857)		506,961,448 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(9.05%)		(43,771,521)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–4.21%		20,349,806 «
NET ASSETS APPLICABLE TO 27,929,869 SHARES OUTSTANDING–100.00%		$483,539,733
NET ASSET VALUE – DELAWARE VIP EMERGING MARKETS SERIES
STANDARD CLASS ($119,891,662 / 6,915,936 Shares)		$17.34
NET ASSET VALUE – DELAWARE VIP EMERGING MARKETS SERIES
SERVICE CLASS ($363,648,071 / 21,013,933 Shares)		$17.31
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)		$557,792,269
Undistributed net investment income		2,062,194
Accumulated net realized loss on investments		(17,026,564)
Net unrealized depreciation of investments and derivatives		(59,288,166)
Total net assets		$483,539,733
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocations.”
@	Illiquid security. At June 30, 2012, the aggregate amount of illiquid securities was $27,590,907, which represented 5.71% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $10,332,303, which represented 2.14% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $14,007,535, which represented 2.90% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $43,915,745 of securities loaned.
«	Includes foreign currency valued at $6,353,905 with a cost of $6,340,722.

Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	(86,432)	USD	42,162	7/2/12	$(854)
MNB	HKD	(175,787)	USD	22,666	7/2/12	7
MNB	TRY	(448,806)	USD	247,113	7/3/12	(876)
						$(1,723)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
ICA – Ingenieros Civiles Asociados
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
TRY – Turkish Lira
USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,463,736
Securities lending income	187,851
Interest	6,749
Foreign tax withheld	(589,243)
8,069,093

EXPENSES:
Management fees	3,503,500
Distribution expenses – Service Class	564,716
Custodian fees	155,633
Accounting and administration expenses	110,062
Reports and statements to shareholders	44,553
Dividend disbursing and transfer agent fees and expenses	24,290
Legal fees	23,952
Audit and tax	23,098
Trustees’ fees	13,341
Insurance fees	4,878
Dues and services	2,446
Pricing fees	2,267
Consulting fees	2,230
Trustees’ expenses	873
Registration fees	532
4,476,371
Less waived distribution expenses – Service Class	(94,119)
Total operating expenses	4,382,252

NET INVESTMENT INCOME	3,686,841

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(14,081,166)
Foreign currencies	(252,770)
Foreign currency exchange contracts	(72,285)
Net realized loss	(14,406,221)
Net change in unrealized appreciation (depreciation) of:
Investments	4,913,673
Foreign currencies	(252,422)
Foreign currency exchange contracts	(1,723)
Net change in unrealized appreciation (depreciation)	4,659,528

NET REALIZED AND UNREALIZED LOSS	(9,746,693)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(6,059,852)

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,686,841	$5,569,541
Net realized gain (loss)	(14,406,221)	11,185,999
Net change in unrealized
appreciation (depreciation)	4,659,528	(140,798,721)
Net decrease in net assets
resulting from operations	(6,059,852)	(124,043,181)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,117,098)	(4,451,474)
Service Class	(2,851,016)	(5,691,229)
	(4,968,114)	(10,142,703)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,367,088	28,421,850
Service Class	35,531,351	125,742,269
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,043,219	3,475,990
Service Class	2,851,016	5,691,229
	93,792,674	163,331,338
Cost of shares repurchased:
Standard Class	(88,774,550)	(87,991,145)
Service Class	(15,984,689)	(61,976,460)
	(104,759,239)	(149,967,605)
Increase (decrease) in net assets derived
from capital share transactions	(10,966,565)	13,363,733

NET DECREASE IN NET ASSETS	(21,994,531)	(120,822,151)

NET ASSETS:
Beginning of period	505,534,264	626,356,415
End of period (including undistributed
net investment income of $2,062,194
and $3,668,522, respectively)	$483,539,733	$505,534,264

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$17.510	$22.190	$18.870	$11.290	$27.840	$22.240

Income (loss) from investment operations:
Net investment income[2]	0.137	0.228	0.352	0.152	0.282	0.267
Net realized and unrealized gain (loss)	(0.116)	(4.526)	3.115	8.173	(12.865)	7.564
Total from investment operations	0.021	(4.298)	3.467	8.325	(12.583)	7.831

Less dividends and distributions from:
Net investment income	(0.191)	(0.382)	(0.147)	(0.181)	(0.355)	(0.419)
Net realized gain	–	–	–	(0.564)	(3.612)	(1.812)
Total dividends and distributions	(0.191)	(0.382)	(0.147)	(0.745)	(3.967)	(2.231)

Net asset value, end of period	$17.340	$17.510	$22.190	$18.870	$11.290	$27.840

Total return[3]	0.02%	(19.78% )	18.49%	78.11%	(51.56% )	38.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,892	$160,142	$266,238	$245,149	$159,025	$346,779
Ratio of expenses to average net assets	1.39%	1.39%	1.40%	1.39%	1.41%	1.47%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.39%	1.39%	1.40%	1.41%	1.41%	1.48%
Ratio of net investment income to average net assets	1.48%	1.11%	1.84%	1.07%	1.48%	1.09%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.11%	1.84%	1.05%	1.48%	1.08%
Portfolio turnover	13%	16%	21%	28%	42%	92%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$17.450	$22.130	$18.830	$11.250	$27.750	$22.180

Income (loss) from investment operations:
Net investment income[2]	0.113	0.174	0.304	0.117	0.235	0.205
Net realized and unrealized gain (loss)	(0.113)	(4.520)	3.108	8.160	(12.829)	7.548
Total from investment operations	0.000	(4.346)	3.412	8.277	(12.594)	7.753

Less dividends and distributions from:
Net investment income	(0.140)	(0.334)	(0.112)	(0.133)	(0.294)	(0.371)
Net realized gain	–	–	–	(0.564)	(3.612)	(1.812)
Total dividends and distributions	(0.140)	(0.334)	(0.112)	(0.697)	(3.906)	(2.183)

Net asset value, end of period	$17.310	$17.450	$22.130	$18.830	$11.250	$27.750

Total return[3]	(0.07% )	(20.00% )	18.21%	77.67%	(51.68% )	38.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,648	$345,392	$360,118	$266,768	$166,008	$313,510
Ratio of expenses to average net assets	1.64%	1.64%	1.65%	1.64%	1.66%	1.72%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.69%	1.69%	1.70%	1.71%	1.71%	1.78%
Ratio of net investment income to average net assets	1.23%	0.86%	1.59%	0.82%	1.23%	0.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.18%	0.81%	1.54%	0.75%	1.18%	0.78%
Portfolio turnover	13%	16%	21%	28%	42%	92%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $13,808 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable to
Fee Payable to	Fees and Other Expenses	Fee Payable	DMC and
DMC	Payable to DSC	to DDLP	Affiliates*
$519,529	$5,158	$71,635	$7,226
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $9,100 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$68,801,322
Sales	90,803,075

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$567,463,948	$74,819,228	$(135,321,728)	$(60,502,500)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$218,119,432	$215,272,935	$–	$433,392,367
Other	11,442,471	12,723,700	–	24,166,171
Short-Term Investments	–	6,126,157	–	6,126,157
Securities Lending Collateral	–	43,276,753	–	43,276,753
Total	$229,561,903	$277,399,545	$–	$506,961,448

As a result of utilizing international fair value pricing at June 30, 2012, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Series. $214,531,164 transferred from Level 1 investments into Level 2 investments as a result of the Series utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. $6,101,591 transferred from Level 1 investments into Level 2 investments as a result of the Series using other observable inputs.

There were no transfers into or out of Level 3 investments that had a material impact to the Series during the period. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$4,968,114	$10,142,703
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$557,792,269
Undistributed ordinary income	3,352,828
Realized losses 1/1/12 – 6/30/12	(14,638,749)
Capital loss carryforwards as of 12/31/11	(2,210,358)
Unrealized depreciation	(60,756,257)
Net assets	$483,539,733

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of foreign capital gains taxes and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(325,055)	$325,055

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital losses of $14,638,749, which may increase the capital loss carryforwards.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	2,828,137	1,375,822
Service Class	1,924,221	6,213,107

Shares issued upon reinvestment of dividends and distributions:
Standard Class	107,143	151,328
Service Class	149,738	248,092
	5,009,239	7,988,349
Shares repurchased:
Standard Class	(5,166,359)	(4,379,757)
Service Class	(850,541)	(2,945,428)
	(6,016,900)	(7,325,185)
Net increase (decrease)	(1,007,661)	663,164

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

See the Statement of Operations on page 7 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

Asset Derivative Volume
Foreign
Currency Exchange Contracts
(Average Cost)	$250,477
Liability Derivative Volume
Foreign
Currency Exchange Contracts
(Average Cost)	$786,718

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $43,915,745, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $43,276,753. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Emerging Markets Series-16

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPEM [6/12] DG3 18033 (8/12) (9267)	Emerging Markets Series-17

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	14

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class Shares	$1,000.00	$1,102.00	0.84%	$4.39
Service Class Shares	1,000.00	1,100.10	1.09%	5.69
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.69	0.84%	$4.22
Service Class Shares	1,000.00	1,019.44	1.09%	5.47

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	93.19%
Consumer Discretionary	18.08%
Consumer Staples	3.46%
Energy	4.64%
Financial Services	15.77%
Healthcare	13.96%
Producer Durables	8.96%
Technology	24.67%
Utilities	3.65%
Short-Term Investments	5.88%
Securities Lending Collateral	18.51%
Total Value of Securities	117.58%
Obligation to Return Securities Lending Collateral	(18.61%)
Receivables and Other Assets Net of Other Liabilities	1.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
SBA Communications Class A	4.79%
Core Laboratories	4.64%
Techne	4.52%
Teradata	4.43%
Affiliated Managers Group	4.42%
VeriSign	4.19%
Graco	4.13%
Weight Watchers International	3.98%
IntercontinentalExchange	3.96%
Heartland Payments Systems	3.95%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–93.19%
Consumer Discretionary–18.08%
†DineEquity	383,383	$17,114,217
Gentex	456,700	9,531,329
Interval Leisure Group	551,200	10,478,312
*†K12	822,822	19,171,753
*Strayer Education	184,931	20,161,178
Weight Watchers International	418,073	21,555,843
		98,012,632
Consumer Staples–3.46%
*†Peet’s Coffee & Tea	312,900	18,786,516
		18,786,516
Energy–4.64%
*Core Laboratories	216,872	25,135,465
		25,135,465
Financial Services–15.77%
†Affiliated Managers Group	219,000	23,969,550
Heartland Payment Systems	711,724	21,408,658
†IntercontinentalExchange	158,000	21,484,840
†MSCI Class A	548,400	18,656,568
		85,519,616
Healthcare–13.96%
*†ABIOMED	634,700	14,483,854
*†athenahealth	233,175	18,460,465
Perrigo	154,504	18,220,657
Techne	330,600	24,530,519
		75,695,495
Producer Durables–8.96%
Expeditors International of Washington	370,800	14,368,500
Graco	485,950	22,392,576
*Ritchie Bros Auctioneers	556,000	11,815,000
		48,576,076
Technology–24.67%
Blackbaud	653,114	16,765,436
†NeuStar Class A	447,200	14,936,480
†Polycom	961,422	10,114,159
†SBA Communications Class A	455,275	25,973,440
†Teradata	333,600	24,022,537
†VeriFone	580,125	19,196,336
†VeriSign	521,770	22,733,519
		133,741,907
Utilities–3.65%
*j2 Global	749,489	19,801,499
		19,801,499
Total Common Stock
(cost $377,159,902)		505,269,206

	Principal
	Amount
SHORT-TERM INVESTMENTS–5.88%
≠Discount Notes–4.60%
Fannie Mae
0.07% 7/25/12	$1,237,692	1,237,634
0.10% 8/20/12	3,078,559	3,078,393
Federal Home Loan Bank
0.02% 7/5/12	2,961,759	2,961,753
0.05% 7/31/12	2,348,317	2,348,280
0.06% 7/27/12	4,692,589	4,692,524
0.065% 7/25/12	7,184,443	7,184,349
0.07% 8/2/12	3,110,395	3,110,289
0.08% 8/1/12	331,704	331,693
		24,944,915
Repurchase Agreements–1.28%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $5,762,234 (collateralized by
U.S. government obligations
0.875%-1.00% 12/31/16-3/31/17;
market value $5,877,419)	5,762,176	5,762,176
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $1,152,445 (collateralized by
U.S. government obligations
1.375%-2.50% 2/15/13-11/30/15;
market value $1,175,484)	1,152,435	1,152,435
		6,914,611
Total Short-Term Investments
(cost $31,858,749)		31,859,526

Total Value of Securities Before
Securities Lending Collateral–99.07%
(cost $409,018,651)		537,128,732

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–18.51%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	215,149	215,149
Delaware Investments Collateral
Fund No.1	100,174,248	100,174,248
@† Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral
(cost $100,907,380)		100,389,397

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–117.58% (cost $509,926,031)	$637,518,129	©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(18.61%)	(100,907,380)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–1.03%	5,576,207
NET ASSETS APPLICABLE TO 22,646,638 SHARES OUTSTANDING–100.00%	$542,186,956
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($343,344,422 / 14,194,249 Shares)	$24.19
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($198,842,534 / 8,452,389 Shares)	$23.53
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$403,682,293
Accumulated net realized gain on investments	10,912,565
Net unrealized appreciation of investments	127,592,098
Total net assets	$542,186,956
____________________

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $104,420,039 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,040,909
Securities lending income	418,664
Interest	18,461
Foreign tax withheld	(35,242)
2,442,792

EXPENSES:
Management fees	2,017,558
Distribution expenses – Service Class	283,353
Accounting and administration expenses	105,719
Reports and statements to shareholders	52,618
Dividend disbursing and transfer agent fees and expenses	23,948
Legal fees	20,507
Audit and tax	15,112
Trustees’ fees	12,516
Custodian fees	5,097
Insurance fees	4,449
Registration fees	3,665
Dues and services	1,812
Consulting fees	1,502
Trustees’ expenses	809
Pricing fees	149
2,548,814
Less waived distribution expenses – Service Class	(47,226)
Total operating expenses	2,501,588

NET INVESTMENT LOSS	(58,796)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	11,057,942
Net change in unrealized appreciation (depreciation)
of investments	35,715,988

NET REALIZED AND UNREALIZED GAIN	46,773,930

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$46,715,134

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$(58,796)	$827,217
Net realized gain	11,057,942	29,500,255
Net change in unrealized
appreciation (depreciation)	35,715,988	3,386,839
Net increase in net assets resulting
from operations	46,715,134	33,714,311

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(826,536)	(3,368,877)
Service Class	(15,963)	(1,045,322)

Net realized gain:
Standard Class	(18,679,721)	(9,641,959)
Service Class	(10,822,680)	(3,772,248)
	(30,344,900)	(17,828,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,456,478	32,287,259
Service Class	45,801,224	84,164,095
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	19,506,257	13,010,836
Service Class	10,838,643	4,817,570
	84,602,602	134,279,760
Cost of shares repurchased:
Standard Class	(21,717,894)	(58,865,414)
Service Class	(11,857,600)	(57,659,967)
	(33,575,494)	(116,525,381)
Increase in net assets derived from
capital share transactions	51,027,108	17,754,379

NET INCREASE IN NET ASSETS	67,397,342	33,640,284

NET ASSETS:
Beginning of period	474,789,614	441,149,330
End of period (including undistributed
net investment income of $–
and $827,216, respectively)	$542,186,956	$474,789,614

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10		12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$23.190	$22.220	$16.300		$11.210	$21.360	$18.910

Income (loss) from investment operations:
Net investment income (loss)[2]	0.008	0.058	0.786		(0.023)	(0.047)	(0.050)
Net realized and unrealized gain (loss)	2.408	1.808	5.134		5.113	(7.975)	2.500
Total from investment operations	2.416	1.866	5.920		5.090	(8.022)	2.450

Less dividends and distributions from:
Net investment income	(0.060)	(0.232)	–		–	–	–
Net realized gain	(1.356)	(0.664)	–		–	(2.128)	–
Total dividends and distributions	(1.416)	(0.896)	–		–	(2.128)	–

Net asset value, end of period	$24.190	$23.190	$22.220		$16.300	$11.210	$21.360

Total return[3]	10.20%	8.13%	36.32%		45.41%	(40.55% )	12.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$343,344	$323,798	$324,450		$20,208	$15,173	$31,945
Ratio of expenses to average net assets	0.84% [4]	0.83% [4]	0.89%	[4]	1.07%	0.97%	0.90%
Ratio of net investment income (loss) to average net assets	0.07% [4]	0.24% [4]	3.87%	[4]	(0.18% )	(0.29% )	(0.24% )
Portfolio turnover	7%	19%	37%		95%	101%	91%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Six Months
	Ended
	6/30/12[1]		Year Ended
	(Unaudited)		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$22.570		$21.650		$15.920		$10.970		$21.010	$18.640

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)		(0.002)		0.715		(0.056)		(0.087)	(0.101)
Net realized and unrealized gain (loss)	2.340		1.770		5.015		5.006		(7.825)	2.471
Total from investment operations	2.318		1.768		5.730		4.950		(7.912)	2.370

Less dividends and distributions from:
Net investment income	(0.002)		(0.184)		–		–		–	–
Net realized gain	(1.356)		(0.664)		–		–		(2.128)	–
Total dividends and distributions	(1.358)		(0.848)		–		–		(2.128)	–

Net asset value, end of period	$23.530		$22.570		$21.650		$15.920		$10.970	$21.010

Total return[3]	10.01%		7.90%		35.99%		45.12%		(40.71% )	12.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,843		$150,991		$116,699		$7,953		$6,102	$12,072
Ratio of expenses to average net assets	1.09%	[4]	1.08%	[4]	1.14%	[4]	1.32%		1.22%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.14%		1.13%		1.19%		1.37%		1.27%	1.20%
Ratio of net investment income (loss) to average net assets	(0.18%	)[4]	(0.01%	)[4]	3.62%	[4]	(0.43%	)	(0.54% )	(0.49%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.23%	)	(0.06%	)	3.57%		(0.48%	)	(0.59% )	(0.54%	)
Portfolio turnover	7%		19%		37%		95%		101%	91%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2012.

Smid Cap Growth Series-8

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $13,263 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract) in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$323,113	$5,362	$39,620	$6,331
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $7,751 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$35,847,111
Sales	38,923,711

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$509,994,291	$142,273,860	$(14,750,022)	$127,523,838

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$505,269,206	$–	$–	$505,269,206
Short-Term Investments	–	31,859,526	–	31,859,526
Securities Lending Collateral	–	100,389,397	–	100,389,397
Total	$505,269,206	$132,248,923	$–	$637,518,129

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$8,392,155	$14,717,280
Long-term capital gain	21,952,745	3,111,126
	$30,344,900	$17,828,406
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$403,682,293
Undistributed ordinary income	1,201,062
Undistributed long-term capital gains	9,779,763
Unrealized appreciation	127,523,838
Net assets	$542,186,956

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$74,079	$(74,079)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	327,608	1,325,622
Service Class	1,816,259	3,546,423

Shares issued upon reinvestment of dividends and distributions:
Standard Class	777,761	523,786
Service Class	444,207	198,991
	3,365,835	5,594,822

Shares repurchased:
Standard Class	(871,982)	(2,493,024)
Service Class	(498,663)	(2,445,393)
	(1,370,645)	(4,938,417)
Net increase	1,995,190	656,405

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $104,420,039, for which the Series received collateral, comprised of non-cash collateral valued at $2,319,253 and cash collateral of $100,907,380. At June 30, 2012, the value of invested collateral was $100,389,397. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Closure of the Series to Certain Investors
As of February 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Smid Cap Growth Series-13

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPSCG [6/12] DG3 18039 (8/12)	(9267)	Smid Cap Growth Series-14

Delaware VIP® Trust
Delaware VIP High Yield Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of assets and liabilities	8

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Other Series information	18

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,083.70	0.75%	$3.89
Service Class	1,000.00	1,081.10	1.00%	5.17
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.13	0.75%	$3.77
Service Class	1,000.00	1,019.89	1.00%	5.02

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Type/Sector Allocation
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Corporate Bonds	93.28%
Automobiles	3.13%
Banking	1.88%
Basic Industry	13.11%
Capital Goods	5.48%
Consumer Cyclical	5.34%
Consumer Non-Cyclical	2.56%
Energy	12.40%
Financials	3.46%
Healthcare	5.34%
Insurance	3.29%
Media	7.59%
Services	10.35%
Technology	7.78%
Telecommunications	9.64%
Utilities	1.93%
Senior Secured Loans	3.54%
Common Stock	0.39%
Preferred Stock	1.07%
Warrant	0.00%
Repurchase Agreements	1.17%
Securities Lending Collateral	0.11%
Total Value of Securities	99.56%
Obligation to Return Securities Lending Collateral	(0.23%)
Receivables and Other Assets Net of Other Liabilities	0.67%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS–93.28%
Automobiles–3.13%
American Axle & Manufacturing
7.75% 11/15/19	$1,160,000	$1,232,500
*7.875% 3/1/17	714,000	738,990
Chrysler Group 8.25% 6/15/21	5,075,000	5,239,937
#International Automotive Components Group
144A 9.125% 6/1/18	1,915,000	1,757,013
#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,396,625
Meritor 10.625% 3/15/18	800,000	854,000
		12,219,065
Banking–1.88%
#•HBOS Capital Funding 144A
6.071% 6/29/49	4,434,000	2,926,440
•Regions Financing Trust ll 6.625% 5/15/47	4,620,000	4,412,100
		7,338,540
Basic Industry–13.11%
*AK Steel 7.625% 5/15/20	1,360,000	1,156,000
#Algoma Acquisition 144A 9.875% 6/15/15	3,010,000	2,566,024
#APERAM 144A 7.75% 4/1/18	1,735,000	1,483,425
#Cemex Espana Luxembourg 144A
9.25% 5/12/20	2,215,000	1,885,519
#*FMG Resources August 2006 144A
6.875% 4/1/22	2,810,000	2,838,099
Headwaters 7.625% 4/1/19	2,345,000	2,315,688
Hexion US Finance 8.875% 2/1/18	305,000	312,625
Immucor 11.125% 8/15/19	1,815,000	1,996,500
#*INEOS Group Holdings 144A
8.50% 2/15/16	2,540,000	2,343,150
#Inmet Mining 144A 8.75% 6/1/20	1,980,000	1,970,100
Interface 7.625% 12/1/18	1,720,000	1,840,400
#International Wire Group Holdings 144A
9.75% 4/15/15	1,922,000	2,027,710
#JMC Steel Group 144A 8.25% 3/15/18	2,350,000	2,344,125
#Kinove German Bondco 144A
9.625% 6/15/18	1,760,000	1,821,600
#*Longview Fibre Paper & Packaging 144A
8.00% 6/1/16	2,300,000	2,311,500
#LyondellBasell Industries 144A
5.75% 4/15/24	1,030,000	1,107,250
#MacDermid 144A 9.50% 4/15/17	845,000	887,250
#Masonite International 144A
8.25% 4/15/21	2,445,000	2,530,575
Millar Western Forest Products
8.50% 4/1/21	1,535,000	1,181,950
*Momentive Performance Materials
9.00% 1/15/21	1,149,000	876,113
11.50% 12/1/16	1,410,000	1,057,500
#Murray Energy 144A 10.25% 10/15/15	2,243,000	1,979,448
*Norcraft Finance 10.50% 12/15/15	1,218,000	1,211,910
Nortek 8.50% 4/15/21	2,400,000	2,358,000
*Ply Gem Industries 13.125% 7/15/14	1,018,000	1,035,815
=@PT Holdings 12.431% 8/27/12	608,880	277,040
Ryerson
•7.841% 11/1/14	898,000	862,080
12.00% 11/1/15	948,000	957,480
^Ryerson Holdings 30.355% 2/1/15	3,085,000	1,619,625
#Sappi Papier Holding 144A 8.375% 6/15/19	1,985,000	1,994,925
#Taminco Global Chemical 144A
9.75% 3/31/20	1,880,000	1,941,100
		51,090,526
Capital Goods–5.48%
Berry Plastics
9.75% 1/15/21	1,475,000	1,611,438
*10.25% 3/1/16	1,200,000	1,242,000
#Consolidated Container 144A
10.125% 7/15/20	1,935,000	2,002,725
#DAE Aviation Holdings 144A 11.25% 8/1/15	555,000	574,425
Kratos Defense & Security Solutions
10.00% 6/1/17	2,015,000	2,181,238
Manitowoc 9.50% 2/15/18	2,126,000	2,338,600
Mueller Water Products 7.375% 6/1/17	1,915,000	1,924,575
#Reynolds Group Issuer 144A
8.25% 2/15/21	385,000	367,675
9.00% 4/15/19	3,490,000	3,498,724
9.875% 8/15/19	2,830,000	2,939,663
#Sealed Air 144A
8.125% 9/15/19	445,000	498,400
8.375% 9/15/21	625,000	709,375
TriMas 9.75% 12/15/17	1,337,000	1,477,385
		21,366,223
Consumer Cyclical–5.34%
Burlington Coat Factory Warehouse
10.00% 2/15/19	2,000,000	2,130,000
CKE Restaurants 11.375% 7/15/18	1,876,000	2,152,710
Dave & Buster’s 11.00% 6/1/18	2,555,000	2,797,725
DineEquity 9.50% 10/30/18	2,700,000	2,969,999
Express 8.75% 3/1/18	1,385,000	1,502,725
#Landry’s 144A 9.375% 5/1/20	2,040,000	2,083,350
#*Levi Strauss 144A 6.875% 5/1/22	295,000	304,219
Michaels Stores
11.375% 11/1/16	364,000	388,574
*13.00% 11/1/16	429,000	460,643
#*Rite Aid 144A 9.25% 3/15/20	1,959,000	1,968,795
*Sealy Mattress 8.25% 6/15/14	1,000,000	990,000
Tops Holdings 10.125% 10/15/15	1,907,000	2,035,723
#Wok Acquisition 144A 10.25% 6/30/20	1,000,000	1,035,000
		20,819,463
Consumer Non-Cyclical–2.56%
*Dean Foods 7.00% 6/1/16	903,000	963,953
Del Monte 7.625% 2/15/19	2,415,000	2,448,206
#JBS USA 144A 8.25% 2/1/20	1,915,000	1,867,125
NBTY 9.00% 10/1/18	3,010,000	3,341,099
Visant 10.00% 10/1/17	1,355,000	1,351,613
		9,971,996

High Yield Series-3

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy–12.40%
American Petroleum Tankers Parent
10.25% 5/1/15	$1,900,000	$1,990,250
AmeriGas Partners 6.50% 5/20/21	477,000	481,770
Antero Resources Finance 9.375% 12/1/17	2,043,000	2,267,729
Calumet Specialty Products Partners
9.375% 5/1/19	3,055,000	3,077,912
Chaparral Energy 8.25% 9/1/21	2,220,000	2,358,749
*Chesapeake Energy
6.125% 2/15/21	375,000	364,688
6.625% 8/15/20	1,210,000	1,203,950
Comstock Resources 7.75% 4/1/19	1,090,000	1,008,250
Copano Energy 7.75% 6/1/18	1,907,000	1,983,280
Crosstex Energy
#144A 7.125% 6/1/22	555,000	548,063
8.875% 2/15/18	1,717,000	1,816,801
#Everest Acquisition 144A 6.875% 5/1/19	940,000	983,475
Frontier Oil 6.875% 11/15/18	1,725,000	1,802,625
#Halcon Resources 144A 9.75% 7/15/20	400,000	394,584
#Hercules Offshore 144A 10.50% 10/15/17	2,887,000	2,901,434
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,405,314
#Holly Energy Partners 144A 6.50% 3/1/20	555,000	560,550
#Kodiak Oil & Gas 144A 8.125% 12/1/19	1,890,000	1,949,063
Laredo Petroleum
#144A 7.375% 5/1/22	505,000	526,463
9.50% 2/15/19	565,000	632,800
Linn Energy 8.625% 4/15/20	2,157,000	2,334,952
#NFR Energy 144A 9.75% 2/15/17	2,352,000	1,963,920
Oasis Petroleum 7.25% 2/1/19	1,875,000	1,931,250
Offshore Group Investments
11.50% 8/1/15	1,825,000	1,989,250
#144A 11.50% 8/1/15	25,000	27,250
Petroleum Development 12.00% 2/15/18	1,160,000	1,247,000
Pioneer Drilling
9.875% 3/15/18	1,020,000	1,076,100
#144A 9.875% 3/15/18	1,465,000	1,545,575
*Quicksilver Resources 9.125% 8/15/19	1,105,000	966,875
Range Resources 5.00% 8/15/22	1,985,000	1,962,669
#Samson Investment 144A 9.75% 2/15/20	1,920,000	1,912,800
Sandridge Energy
7.50% 3/15/21	125,000	124,063
#144A 8.125% 10/15/22	390,000	394,388
8.75% 1/15/20	1,513,000	1,584,868
		48,318,710
Financials–3.46%
E Trade Financial 12.50% 11/30/17	1,822,000	2,097,578
#•ILFC E-Capital Trust I 144A
4.28% 12/21/65	1,610,000	1,093,737
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	4,314,000	3,170,790
International Lease Finance 5.875% 4/1/19	2,170,000	2,175,093
#Neuberger Berman Group 144A
5.625% 3/15/20	380,000	398,050
5.875% 3/15/22	760,000	798,000
Nuveen Investments 10.50% 11/15/15	3,669,000	3,742,380
		13,475,628
Healthcare–5.34%
Alere 9.00% 5/15/16	1,695,000	1,733,138
#AMGH Merger Sub 144A 9.25% 11/1/18	2,175,000	2,272,875
Biomet 11.625% 10/15/17	2,355,000	2,552,231
Community Health Systems
8.00% 11/15/19	1,770,000	1,893,900
8.875% 7/15/15	628,000	645,270
HCA 7.50% 2/15/22	2,800,000	3,058,999
HealthSouth 7.75% 9/15/22	460,000	495,650
#Kinetic Concepts 144A
10.50% 11/1/18	1,665,000	1,756,575
12.50% 11/1/19	1,400,000	1,281,000
#Multiplan 144A 9.875% 9/1/18	925,000	1,017,500
Radnet Management 10.375% 4/1/18	1,050,000	1,055,250
#STHI Holding 144A 8.00% 3/15/18	2,085,000	2,215,313
#Truven Health Analytics 144A
10.625% 6/1/20	820,000	856,900
		20,834,601
Insurance–3.29%
•American International Group
8.175% 5/15/58	2,875,000	3,133,750
•ING Groep 5.775% 12/29/49	4,750,000	4,061,250
#•Liberty Mutual Group 144A 7.00% 3/15/37	3,089,000	2,764,655
•XL Group 6.50% 12/31/49	3,493,000	2,855,528
		12,815,183
Media–7.59%
Affinion Group 7.875% 12/15/18	3,040,000	2,606,800
#AMC Networks 144A 7.75% 7/15/21	2,225,000	2,464,188
*Cablevision Systems 8.00% 4/15/20	1,437,000	1,559,145
CCO Holdings
7.00% 1/15/19	190,000	206,150
8.125% 4/30/20	1,878,000	2,103,360
Clear Channel Communications
9.00% 3/1/21	4,325,000	3,784,375
#Clear Channel Worldwide Holdings 144A
7.625% 3/15/20	1,620,000	1,587,650
DISH DBS
#144A 5.875% 7/15/22	45,000	45,675
7.875% 9/1/19	1,700,000	1,967,750
Entravision Communications 8.75% 8/1/17	1,242,000	1,322,730
MDC Partners 11.00% 11/1/16	2,922,000	3,126,540
#Nara Cable Funding 144A 8.875% 12/1/18	1,400,000	1,211,000
Nexstar Broadcasting 8.875% 4/15/17	2,017,000	2,140,541
#ONO Finance II 144A 10.875% 7/15/19	3,050,000	2,379,000
#Univision Communications 144A
8.50% 5/15/21	600,000	607,500

High Yield Series-4

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#UPC Holding 144A 9.875% 4/15/18	$1,865,000	$2,051,500
Virgin Media Finance 8.375% 10/15/19	357,000	402,964
		29,566,868
Services–10.35%
#Caesars Entertainment Operating 144A
8.50% 2/15/20	1,950,000	1,969,500
Cardtronics 8.25% 9/1/18	955,000	1,055,275
#Carlson Wagonlit 144A 6.875% 6/15/19	1,895,000	1,951,850
Casella Waste Systems 7.75% 2/15/19	2,525,000	2,499,749
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,284,425
Iron Mountain 8.375% 8/15/21	210,000	228,900
Kansas City Southern de Mexico
6.125% 6/15/21	365,000	403,325
M/I Homes 8.625% 11/15/18	3,630,000	3,766,124
#Meritage Homes 144A 7.00% 4/1/22	410,000	423,325
MGM Resorts International
7.75% 3/15/22	2,310,000	2,390,850
11.375% 3/1/18	3,361,000	3,974,382
#Monitronics International 144A
9.125% 4/1/20	920,000	887,800
NCL 9.50% 11/15/18	370,000	403,300
PHH 9.25% 3/1/16	1,945,000	2,076,288
Pinnacle Entertainment
7.75% 4/1/22	830,000	889,138
*8.75% 5/15/20	1,140,000	1,254,000
RSC Equipment Rental
8.25% 2/1/21	1,625,000	1,738,750
10.25% 11/15/19	269,000	303,970
Seven Seas Cruises 9.125% 5/15/19	2,025,000	2,100,938
Standard Pacific
8.375% 5/15/18	1,493,000	1,638,568
10.75% 9/15/16	512,000	606,720
*Swift Services Holdings 10.00% 11/15/18	1,085,000	1,182,650
#Taylor Morrison Communities 144A
7.75% 4/15/20	1,835,000	1,922,163
#United Air Lines 144A 9.875% 8/1/13	1,005,000	1,041,431
#UR Financing Escrow 144A
5.75% 7/15/18	380,000	396,150
7.625% 4/15/22	555,000	582,750
West 7.875% 1/15/19	2,265,000	2,378,250
		40,350,571
Technology–7.78%
Advanced Micro Devices 7.75% 8/1/20	2,145,000	2,370,225
Aspect Software 10.625% 5/15/17	2,090,000	2,225,850
Avaya
#144A 7.00% 4/1/19	1,070,000	997,775
*PIK 10.125% 11/1/15	1,590,000	1,327,650
CDW 12.535% 10/12/17	1,850,000	2,016,500
First Data
#144A 7.375% 6/15/19	395,000	404,875
9.875% 9/24/15	3,000	3,053
10.55% 9/24/15	2,700,000	2,774,249
*11.25% 3/31/16	2,875,000	2,724,063
GXS Worldwide 9.75% 6/15/15	2,037,000	2,042,093
iGate 9.00% 5/1/16	2,305,000	2,477,875
#Kemet 144A 10.50% 5/1/18	2,390,000	2,461,700
#Lawson Software 144A 9.375% 4/1/19	2,640,000	2,831,399
MagnaChip Semiconductor 10.50% 4/15/18	1,835,000	2,013,913
#Viasystems 144A 7.875% 5/1/19	1,930,000	1,934,825
#Zayo Group 144A 10.125% 7/1/20	1,625,000	1,734,688
		30,340,733
Telecommunications–9.64%
#Clearwire Communications 144A
12.00% 12/1/15	2,000	1,820
*12.00% 12/1/15	3,588,000	3,283,019
#Columbus International 144A
11.50% 11/20/14	2,547,000	2,738,127
Cricket Communications
7.75% 5/15/16	1,112,000	1,185,670
*7.75% 10/15/20	1,235,000	1,185,600
#Digicel Group 144A
8.875% 1/15/15	625,000	634,375
10.50% 4/15/18	1,800,000	1,899,000
Hughes Satellite Systems 7.625% 6/15/21	1,845,000	2,015,663
#Integra Telecom Holdings 144A
10.75% 4/15/16	1,700,000	1,666,000
Intelsat Bermuda 11.25% 2/4/17	1,010,000	1,044,088
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	3,080,000	3,249,399
7.50% 4/1/21	1,700,000	1,806,250
Level 3 Financing 10.00% 2/1/18	1,709,000	1,858,538
MetroPCS Wireless 6.625% 11/15/20	990,000	977,625
NII Capital
7.625% 4/1/21	430,000	370,875
8.875% 12/15/19	653,000	595,046
Satmex Escrow
9.50% 5/15/17	1,130,000	1,192,150
#144A 9.50% 5/15/17	90,000	94,950
Sprint Capital 8.75% 3/15/32	1,176,000	1,076,040
Sprint Nextel
8.375% 8/15/17	1,775,000	1,828,250
#144A 9.125% 3/1/17	2,170,000	2,283,925
Telesat Canada 12.50% 11/1/17	1,879,000	2,104,480
#Wind Acquisition Finance 144A
7.25% 2/15/18	2,925,000	2,562,700
11.75% 7/15/17	1,645,000	1,336,563
Windstream 7.50% 4/1/23	550,000	566,500
		37,556,653
Utilities–1.93%
#AES 144A 7.375% 7/1/21	905,000	1,011,338
#Calpine 144A
7.50% 2/15/21	1,250,000	1,356,250
7.875% 1/15/23	840,000	919,800
Elwood Energy 8.159% 7/5/26	1,173,239	1,179,105

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Utilities (continued)
*GenOn Americas Generation 8.50% 10/1/21	$750,000	$678,750
*GenOn Energy 9.875% 10/15/20	1,405,000	1,376,899
NRG Energy 7.875% 5/15/21	975,000	989,625
		7,511,767
Total Corporate Bonds
(cost $356,745,002)		363,576,527

«SENIOR SECURED LOANS–3.54%
Brock Holdings III 10.00% 2/15/18	755,000	747,450
Consolidated Container 5.75% 9/28/14	2,095,000	2,088,191
Dynegy 9.25% 8/5/16	1,950,263	2,031,413
Hologic 7.50% 4/29/19	1,975,000	1,979,938
Party City Holdings 9.50% 6/28/13	2,305,000	2,305,000
PQ 6.74% 7/30/15	2,524,000	2,405,295
Wolverine World Wide 5.75% 5/1/13	2,255,000	2,255,000
Total Senior Secured Loans
(cost $13,394,520)		13,812,287

	Number of
	Shares
COMMON STOCK–0.39%
†Alliance HealthCare Service	97,751	97,556
†=Calpine	1,204,800	0
†=Century Communications	2,820,000	0
†DIRECTV Class A	19,510	952,478
†Flextronics International	55,400	343,480
†GenOn Energy	2,117	3,620
†GeoEye	7,260	112,385
∏†=PT Holdings	1,905	19
Total Common Stock
(cost $2,710,776)		1,509,538

PREFERRED STOCK–1.07%
Ally Financial
#144A 7.00%	2,450	2,182,874
∏•8.50%	45,000	1,032,750
•GMAC Capital Trust I 8.125%	40,000	962,000
†=Port Townsend	381	0
Total Preferred Stocks
(cost $3,863,626)		4,177,624

WARRANT–0.00%
=∏@PT Holdings	381	4
Total Warrant (cost $9,144)		4

	Principal
	Amount
	(U.S. $)
REPURCHASE AGREEMENTS–1.17%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $3,796,528 (collateralized by
U.S. government obligations
0.875%-1.00% 12/31/16-3/31/17;
market value $3,872,420)	$3,796,490	3,796,490
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $759,304 (collateralized by
U.S. government obligations
1.375%-2.50% 2/15/13-11/30/15;
market value $774,484)	759,298	759,298
Total Repurchase Agreements
(cost $4,555,788)		4,555,788

Total Value of Securities Before Securities
Lending Collateral–99.45%
(cost $381,278,856)		387,631,768

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–0.11%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	128,345	128,345
Delaware Investments Collateral Fund No.1	289,828	289,828
@†Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral
(cost $884,500)		418,173

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.56% (cost $382,163,356)	$388,049,941 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.23%)	(884,500)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.67%	2,611,112
NET ASSETS APPLICABLE TO 69,445,963 SHARES OUTSTANDING–100.00%	$389,776,553
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($132,055,450 / 23,500,053 Shares)	$5.62
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($257,721,103 / 45,945,910 Shares)	$5.61
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$377,960,885
Undistributed net investment income	15,169,670
Accumulated net realized loss on investments	(9,240,576)
Net unrealized appreciation of investments	5,886,574
Total net assets	$389,776,553
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $148,090,937 which represented 37.99% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $277,044, which represented 0.07% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2012, the aggregate value of restricted securities was $1,032,773 or 0.26% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

†	Non income producing security.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $277,063, which represented 0.07% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $851,559 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

ASSETS:
Investments, at value	$383,075,980
Short-term investments, at value	4,555,788
Short-term investments held as collateral
for loaned securities, at value	418,173
Cash	6,638,242
Receivables for fund shares sold	141,516
Dividends and interest receivable	7,259,256
Receivables for securities sold	6,810,950
Total assets	408,899,905

LIABILITIES:
Payables for securities purchased	17,643,111
Payable for fund shares redeemed	250,159
Obligation to return securities lending collateral	884,500
Due to manager and affiliates	267,213
Other accrued expenses	78,369
Total liabilities	19,123,352

Total net assets	$389,776,553

Investments, at cost	$376,723,068
Short-term investments, at cost	4,555,788
Short-term investments held as collateral
for loaned securities, at cost	884,500

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$17,155,162
Dividends	249,625
Securities lending income	22,086
17,426,873

EXPENSES:
Management fees	1,284,231
Distribution expenses – Service Class	404,505
Accounting and administration expenses	77,223
Reports and statements to shareholders	35,739
Legal fees	20,156
Dividend disbursing and transfer agent fees and expenses	17,454
Audit and tax	13,307
Trustees’ fees	9,203
Custodian fees	4,630
Insurance fees	3,736
Pricing fees	2,147
Dues and services	1,764
Consulting fees	1,516
Registration fees	870
Trustees’ expenses	628
1,877,109
Less waived distribution expenses – Service Class	(67,418)
Total operating expenses	1,809,691

NET INVESTMENT INCOME	15,617,182

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,608,683)
Net change in unrealized appreciation (depreciation)
of investments	17,990,155

NET REALIZED AND UNREALIZED GAIN	15,381,472

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$30,998,654

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$15,617,182	$33,611,432
Net realized gain (loss)	(2,608,683)	13,105,517
Net change in unrealized
appreciation (depreciation)	17,990,155	(35,412,527)
Net increase in net assets
resulting from operations	30,998,654	11,304,422

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(11,175,102)	(10,758,286)
Service Class	(23,351,271)	(26,869,457)
	(34,526,373)	(37,627,743)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,392,757	31,957,588
Service Class	5,162,703	48,666,543
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	11,175,102	10,758,286
Service Class	23,351,271	26,869,457
	59,081,833	118,251,874
Cost of shares repurchased:
Standard Class	(14,820,813)	(44,576,329)
Service Class	(35,027,465)	(133,978,785)
	(49,848,278)	(178,555,114)
Increase (decrease) in net assets derived
from capital share transactions	9,233,555	(60,303,240)

NET INCREASE (DECREASE)
IN NET ASSETS	5,705,836	(86,626,561)

NET ASSETS:
Beginning of period	384,070,717	470,697,278
End of period (including undistributed
net investment income of $15,169,670
and $34,512,076, respectively)	$389,776,553	$384,070,717

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$5.680	$6.040	$5.670	$4.140	$5.950	$6.200

Income (loss) from investment operations:
Net investment income[2]	0.233	0.468	0.484	0.488	0.430	0.464
Net realized and unrealized gain (loss)	0.236	(0.309)	0.349	1.414	(1.766)	(0.290)
Total from investment operations	0.469	0.159	0.833	1.902	(1.336)	0.174

Less dividends and distributions from:
Net investment income	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)
Total dividends and distributions	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)	(0.424)

Net asset value, end of period	$5.620	$5.680	$6.040	$5.670	$4.140	$5.950

Total return[3]	8.37%	2.38%	15.32%	48.97%	(24.17% )	2.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,056	$117,636	$127,294	$154,761	$93,011	$132,667
Ratio of expenses to average net assets	0.75%	0.74%	0.76%	0.76%	0.74%	0.75%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.75%	0.74%	0.76%	0.77%	0.77%	0.75%
Ratio of net investment income to average net assets	8.08%	8.02%	8.42%	10.01%	8.35%	7.66%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.08%	8.02%	8.42%	10.00%	8.32%	7.66%
Portfolio turnover	34%	78%	115%	123%	109%	143%
____________________

[1]Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$5.670	$6.020	$5.660	$4.130	$5.930	$6.190

Income (loss) from investment operations:
Net investment income[2]	0.225	0.454	0.469	0.475	0.418	0.448
Net realized and unrealized gain (loss)	0.229	(0.299)	0.342	1.414	(1.759)	(0.299)
Total from investment operations	0.454	0.155	0.811	1.889	(1.341)	0.149

Less dividends and distributions from:
Net investment income	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)
Total dividends and distributions	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)	(0.409)

Net asset value, end of period	$5.610	$5.670	$6.020	$5.660	$4.130	$5.930

Total return[3]	8.11%	2.33%	14.91%	48.65%	(24.43% )	2.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,721	$266,435	$343,403	$286,395	$178,579	$218,862
Ratio of expenses to average net assets	1.00%	0.99%	1.01%	1.01%	0.99%	1.00%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.04%	1.06%	1.07%	1.07%	1.05%
Ratio of net investment income to average net assets	7.83%	7.77%	8.17%	9.76%	8.10%	7.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.78%	7.72%	8.12%	9.70%	8.02%	7.36%
Portfolio turnover	34%	78%	115%	123%	109%	143%
____________________

[1]Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

High Yield Series-12

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $9,688 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$205,236	$3,916	$52,804	$5,257
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $5,700 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$127,756,439
Sales	135,491,854

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$381,929,359	$16,631,249	$(10,510,667)	$6,120,582

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$377,111,774	$277,040	$377,388,814
Common Stock	1,509,519	–	19	1,509,538
Other	1,994,750	2,182,874	4	4,177,628
Securities Lending Collateral	–	418,173	–	418,173
Short-Term Investments	–	4,555,788	–	4,555,788
Total	$3,504,269	$384,268,609	$277,063	$388,049,941

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$34,526,373	$37,627,743
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$377,960,885
Undistributed ordinary income	15,169,670
Realized losses 1/1/12 – 6/30/12	(2,752,008)
Capital loss carryforwards as of 12/31/11	(6,722,565)
Unrealized appreciation	6,120,571
Net assets	$389,776,553

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(433,215)	$433,215

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital losses of $2,752,008, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	3,361,486	5,447,108
Service Class	886,945	8,362,442

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,013,532	1,839,023
Service Class	4,207,436	4,600,935
	10,469,399	20,249,508
Shares repurchased:
Standard Class	(2,576,626)	(7,671,629)
Service Class	(6,180,121)	(22,966,808)
	(8,756,747)	(30,638,437)
Net increase (decrease)	1,712,652	(10,388,929)

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $851,559, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $418,173. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

High Yield Series-17

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPHY [6/12] DG3 18034 (8/12)	(9267)	High Yield Series-18

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

> Other Series information	16

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,025.30	1.05%	$5.29
Service Class	1,000.00	1,023.60	1.30%	6.54
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.64	1.05%	$5.27
Service Class	1,000.00	1,018.40	1.30%	6.52

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security Type/Country and Sector Allocations
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock	96.89%
Australia	2.49%
Brazil	1.71%
Canada	8.81%
China/Hong Kong	8.19%
Denmark	1.84%
France	16.10%
Germany	3.81%
Israel	3.82%
Japan	15.18%
Netherlands	0.57%
Norway	2.10%
Panama	2.12%
Republic of Korea	1.09%
Russia	1.86%
Sweden	3.52%
Switzerland	6.08%
United Kingdom	17.60%
Short-Term Investments	5.89%
Securities Lending Collateral	9.22%
Total Value of Securities	112.00%
Obligation to Return Securities Lending Collateral	(9.92%)
Receivables and Other Assets Net of Other Liabilities	(2.08%)
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	16.79%
Consumer Staples	11.69%
Energy	8.99%
Financials	9.62%
Healthcare	10.16%
Industrials	15.57%
Information Technology	4.79%
Materials	11.55%
Telecommunication Services	4.11%
Utilities	3.62%
Total	96.89%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–96.89%
Australia–2.49%
Coca-Cola Amatil	79,164	$1,088,223
		1,088,223
Brazil–1.71%
Petroleo Brasileiro ADR	41,086	745,300
		745,300
Canada–8.81%
†AuRico Gold	121,259	974,312
†CGI Group Class A	65,801	1,581,603
*Yamana Gold	83,589	1,289,900
		3,845,815
China/Hong Kong–8.19%
CNOOC	552,000	1,112,898
†*Sohu.com	11,400	508,896
Techtronic Industries	682,859	867,017
Yue Yuen Industrial Holdings	344,500	1,083,130
		3,571,941
Denmark–1.84%
Carlsberg Class B	10,201	804,878
		804,878
France–16.10%
*Alstom	26,334	832,807
AXA	63,493	848,451
Compagnie de Saint-Gobain	11,179	412,876
*Lafarge	9,476	422,997
PPR	3,366	479,553
*Publicis Groupe	14,276	652,608
Sanofi	15,086	1,141,527
Teleperformance	49,186	1,086,740
Total	25,515	1,147,904
		7,025,463
Germany–3.81%
Bayerische Motoren Werke	8,642	625,132
Deutsche Post	58,612	1,036,599
		1,661,731
Israel–3.82%
Teva Pharmaceutical Industries ADR	42,300	1,668,312
		1,668,312
Japan–15.18%
Don Quijote	28,200	971,213
East Japan Railway	19,756	1,240,503
ITOCHU	96,435	1,013,596
Mitsubishi UFJ Financial Group	257,035	1,231,424
Nitori Holdings	2,312	218,083
*Sumitomo Rubber Industries	39,339	512,388
Toyota Motor	35,643	1,438,631
		6,625,838
Netherlands–0.57%
*Koninklijke Philips Electronics	12,614	248,459
		248,459
Norway–2.10%
Subsea 7	45,688	902,895
=†Veripos	4,452	11,964
		914,859
Panama–2.12%
Copa Holdings Class A	11,200	923,776
		923,776
Republic of Korea–1.09%
Hyundai Home Shopping Network	4,862	477,491
		477,491
Russia–1.86%
Mobile TeleSystems ADR	47,100	810,120
		810,120
Sweden–3.52%
Meda Class A	53,692	511,523
Nordea Bank	119,099	1,025,787
		1,537,310
Switzerland–6.08%
*Aryzta	30,898	1,537,290
Novartis	19,928	1,113,731
		2,651,021
United Kingdom–17.60%
Greggs	85,367	674,355
National Grid	149,004	1,579,099
Rexam	235,362	1,553,323
Rio Tinto	16,840	800,273
Standard Chartered	50,312	1,092,892
Tesco	205,463	998,482
Vodafone Group	349,871	983,370
		7,681,794
Total Common Stock
(cost $42,063,169)		42,282,331

	Principal
	Amount
SHORT-TERM INVESTMENTS–5.89%
≠Discount Notes–4.42%
Fannie Mae Discount Notes
0.07% 7/25/12	$118,710	118,704
0.10% 8/20/12	140,704	140,697
Federal Home Loan Bank Discount Notes
0.02% 7/5/12	273,994	273,993
0.05% 7/31/12	217,244	217,241
0.06% 7/27/12	434,114	434,108
0.065% 7/25/12	498,062	498,056
0.07% 8/2/12	215,628	215,621
0.08% 8/1/12	31,815	31,813
		1,930,233
Repurchase Agreements–1.47%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price
$533,067 (collateralized by U.S. government
obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $543,723)	533,062	533,062

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal	Value
	Amount	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price
$106,613 (collateralized by U.S. government
obligations 1.375%-2.50% 2/15/13-11/30/15;
market value $108,745)	$106,612	$106,612
		639,674
Total Short-Term Investments
(cost $2,569,854)		2,569,907

Total Value of Securities
Before Securities Lending
Collateral–102.78%
(cost $44,633,023)		44,852,238

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–9.22%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	75,892	75,892
Delaware Investments Collateral
Fund No.1	3,948,611	3,948,611
†@Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral
(cost $4,330,817)		4,024,503
TOTAL VALUE OF SECURITIES–112.00% (cost $48,963,840)	48,876,741 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(9.92%)	(4,330,817)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–(2.08%)	(907,559)«
NET ASSETS APPLICABLE TO 4,857,994 SHARES OUTSTANDING–100.00%	$43,638,365
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($43,615,450 / 4,855,442 Shares)	$8.98
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($22,915 / 2,552 Shares)	$8.98
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$69,107,138
Undistributed net investment income	710,848
Accumulated net realized loss on investments	(26,087,007)
Net unrealized depreciation of investments and foreign currencies	(92,614)
Total net assets	$43,638,365
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocations.”
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $11,964, which represented 0.03% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements”
©	Includes $4,342,168 of securities loaned.
«	Includes foreign currency valued at $1,963 with a cost of $1,590.

International Value Equity Series-4

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	26,962	USD	(27,653)	7/3/12	$(59)
MNB	CAD	57,250	USD	(56,304)	7/3/12	(74)
MNB	CAD	(53,600)	USD	51,743	7/3/12	(903)
MNB	CHF	63,953	USD	(67,554)	7/3/12	(197)
MNB	DKK	118,684	USD	(20,263)	7/3/12	(67)
MNB	EUR	(7,588)	USD	9,629	7/2/12	29
MNB	EUR	177,057	USD	(224,650)	7/3/12	(674)
MNB	GBP	125,782	USD	(197,491)	7/3/12	(505)
MNB	HKD	600,469	USD	(77,424)	7/3/12	(22)
MNB	JPY	29,772,451	USD	(375,063)	7/3/12	(2,582)
MNB	KRW	11,889,442	USD	(10,380)	7/2/12	35
MNB	KRW	7,259,628	USD	(6,365)	7/3/12	(6)
MNB	NOK	134,473	USD	(22,675)	7/3/12	(105)
MNB	SEK	268,091	USD	(38,863)	7/3/12	(136)
						$(5,266)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
NOK – Norwegian Krone
SEK – Swedish Krona
USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,071,577
Securities lending income	32,672
Interest	836
Foreign tax withheld	(93,133)
1,011,952

EXPENSES:
Management fees	189,352
Reports and statements to shareholders	15,107
Accounting and administration expenses	8,707
Custodian fees	7,786
Audit and tax	6,403
Dividend disbursing and transfer agent fees and expenses	2,011
Legal fees	1,410
Trustees’ fees	1,052
Dues and services	926
Pricing fees	707
Insurance fees	398
Registration fees	320
Consulting fees	200
Trustees’ expenses	69
Distribution expenses – Service Class	32
234,480
Less waived distribution expenses – Service Class	(5)
Total operating expenses	234,475

NET INVESTMENT INCOME	777,477

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized loss on:
Investments	(668,750)
Foreign currencies	(21,250)
Foreign currency exchange contracts	(23,974)
Net realized loss	(713,974)
Net change in unrealized appreciation (depreciation) of:
Investments	1,063,304
Foreign currencies	575
Foreign currency exchange contracts	(5,266)
Net change in unrealized appreciation (depreciation)	1,058,613

NET REALIZED AND UNREALIZED GAIN	344,639

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,122,116

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/12	Year Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$777,477	$1,254,714
Net realized loss	(713,974)	(1,099,316)
Net change in unrealized
appreciation (depreciation)	1,058,613	(7,698,735)
Net increase (decrease) in net assets
resulting from operations	1,122,116	(7,543,337)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,122,653)	(675,509)
Service Class	(524)	(128)
	(1,123,177)	(675,637)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,667,894	4,760,101
Service Class	6,890	9,665
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,122,653	675,509
Service Class	524	128
	3,797,961	5,445,403
Cost of shares repurchased:
Standard Class	(3,210,659)	(11,123,537)
Service Class	(1,051)	(2,709)
	(3,211,710)	(11,126,246)
Increase (decrease) in net assets derived
from capital share transactions	586,251	(5,680,843)

NET INCREASE (DECREASE)
IN NET ASSETS	585,190	(13,899,817)

NET ASSETS:
Beginning of period	43,053,175	56,952,992
End of period (including undistributed
net investment income of $710,848
and $1,101,772, respectively)	$43,638,365	$43,053,175

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$8.980	$10.610	$9.920	$7.640	$14.700	$23.100

Income (loss) from investment operations:
Net investment income[2]	0.162	0.243	0.155	0.216	0.306	0.273
Net realized and unrealized gain (loss)	0.076	(1.745)	0.903	2.324	(6.103)	0.858
Total from investment operations	0.238	(1.502)	1.058	2.540	(5.797)	1.131

Less dividends and distributions from:
Net investment income	(0.238)	(0.128)	(0.368)	(0.260)	(0.271)	(0.508)
Net realized gain	–	–	–	–	(0.992)	(9.023)
Total dividends and distributions	(0.238)	(0.128)	(0.368)	(0.260)	(1.263)	(9.531)

Net asset value, end of period	$8.980	$8.980	$10.610	$9.920	$7.640	$14.700

Total return[3]	2.53%	(14.43% )	10.92%	34.73%	(42.42% )	5.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,615	$43,036	$56,941	$105,999	$73,712	$153,691
Ratio of expenses to average net assets	1.05%	1.05%	1.07%	1.00%	1.04%	0.99%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.05%	1.08%	1.07%	1.03%	1.05%	0.99%
Ratio of net investment income to average net assets	3.49%	2.32%	1.60%	2.60%	2.79%	1.66%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.49%	2.29%	1.60%	2.57%	2.78%	1.66%
Portfolio turnover	16%	47%	40%	37%	35%	21%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.

2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$8.970	$10.600	$9.910	$7.620	$14.660	$23.050

Income (loss) from investment operations:
Net investment income[2]	0.150	0.214	0.131	0.196	0.279	0.233
Net realized and unrealized gain (loss)	0.072	(1.740)	0.907	2.327	(6.096)	0.856
Total from investment operations	0.222	(1.526)	1.038	2.523	(5.817)	1.089

Less dividends and distributions from:
Net investment income	(0.212)	(0.104)	(0.348)	(0.233)	(0.231)	(0.456)
Net realized gain	–	–	–	–	(0.992)	(9.023)
Total dividends and distributions	(0.212)	(0.104)	(0.348)	(0.233)	(1.223)	(9.479)

Net asset value, end of period	$8.980	$8.970	$10.600	$9.910	$7.620	$14.660

Total return[3]	2.36%	(14.62% )	10.71%	34.61%	(42.67% )	4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23	$17	$12	$10	$18	$180
Ratio of expenses to average net assets	1.30%	1.30%	1.32%	1.25%	1.29%	1.24%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.35%	1.38%	1.37%	1.33%	1.35%	1.29%
Ratio of net investment income to average net assets	3.24%	2.07%	1.35%	2.35%	2.54%	1.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.19%	1.99%	1.30%	2.27%	2.48%	1.36%
Portfolio turnover	16%	47%	40%	37%	35%	21%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.

2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.05% of average daily net assets of the Series through April 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $1,092 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$29,331	$428	$5	$738
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $643 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$7,589,407
Sales	7,188,033

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$49,422,328	$5,017,845	$(5,563,432)	$(545,587)

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,502,219	$33,768,148	$11,964	$42,282,331
Securities Lending Collateral	–	4,024,503	–	4,024,503
Short-Term Investments	–	2,569,907	–	2,569,907
Total	$8,502,219	$40,362,558	$11,964	$48,876,741

Foreign Currency Exchange Contracts	$–	$(5,266)	$–	$(5,266)

As a result of utilizing international fair value pricing at June 30, 2012, a majority of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Series. $30,735,493 transferred from Level 1 investments into Level 2 investments as a result of the Series utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

There were no transfers into or out of Level 3 investments that had a material impact to the Series during the period. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$1,123,177	$675,637
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$69,107,138
Undistributed ordinary income	710,848
Realized loss 1/1/12–6/30/12	(1,737,994)
Capital loss carryforwards as of 12/31/11	(23,890,525)
Unrealized depreciation	(551,102)
Net assets	$43,638,365

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(45,224)	$45,224

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $11,166,704 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital losses of $1,737,994, which may increase the capital loss carryforwards.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	290,691	451,880
Service Class	729	1,011

Shares issued upon reinvestment of dividends and distributions:
Standard Class	119,178	57,844
Service Class	55	11
	410,653	510,786
Shares repurchased:
Standard Class	(345,563)	(1,083,917)
Service Class	(112)	(273)
	(345,675)	(1,084,190)
Net increase (decrease)	64,978	(573,404)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

See the Statement of Operations on page 6 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

Asset Derivative Volume
Foreign
Currency Exchange Contracts
(Average Cost)	$180,408

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $4,342,168, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $4,024,503. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

International Value Equity Series-15

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPIVE [6/12] DG3 18035 (8/12) (9267)	International Value Equity Series-16

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	12

> Statements of changes in net assets	12

> Financial highlights	13

> Notes to financial statements	15

> Other Series information	23

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,021.00	0.57%	$2.86
Service Class	1,000.00	1,019.80	0.82%	4.12
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,022.03	0.57%	$2.87
Service Class	1,000.00	1,020.79	0.82%	4.12

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector Allocation	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	1.53%
Agency Mortgage-Backed Securities	19.23%
Commercial Mortgage-Backed Securities	1.46%
Convertible Bonds	0.86%
Corporate Bonds	37.33%
Banking	7.23%
Basic Industry	3.26%
Brokerage	0.24%
Capital Goods	1.27%
Communications	4.21%
Consumer Cyclical	3.47%
Consumer Non-Cyclical	5.13%
Electric	1.31%
Energy	4.49%
Finance Companies	1.26%
Insurance	0.61%
Natural Gas	1.20%
Real Estate	0.75%
Technology	2.09%
Transportation	0.81%
Municipal Bonds	0.95%
Non-Agency Asset-Backed Securities	19.12%
Non-Agency Collateralized Mortgage Obligations	0.03%
U.S. Treasury Obligations	9.10%
Preferred Stock	0.26%
Short-Term Investments	18.47%
Securities Lending Collateral	0.00%
Total Value of Securities	108.34%
Obligation to Return Securities Lending Collateral	(0.01%)
Other Liabilities Net of Receivables and Other Assets	(8.33%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$22,040
Total Agency Asset-Backed Securities
(cost $21,830)		22,040

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.53%
•Fannie Mae Grantor Trust
Series 2001-T5 A2 6.991% 2/19/30	21,710	25,957
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	694	815
Series 2003-32 PH 5.50% 3/25/32	210,636	217,730
Series 2003-52 NA 4.00% 6/25/23	184,742	195,965
Series 2003-120 BL 3.50% 12/25/18	490,000	512,841
Series 2004-49 EB 5.00% 7/25/24	40,443	44,601
• Series 2005-66 FD 0.545% 7/25/35	541,289	540,948
Series 2005-110 MB 5.50% 9/25/35	13,017	14,301
Series 2006-69 PB 6.00% 10/25/32	180,811	181,674
Series 2011-88 AB 2.50% 9/25/26	360,900	373,207
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	24,861	28,454
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	44,395	50,706
Series 2802 NM 4.50% 9/15/29	300,921	302,696
Series 2890 PC 5.00% 7/15/30	26,374	26,455
Series 2931 GC 5.00% 1/15/34	145,000	155,596
• Series 3016 FL 0.632% 8/15/35	390,077	390,247
Series 3027 DE 5.00% 9/15/25	46,461	50,908
• Series 3067 FA 0.592% 11/15/35	3,077,834	3,077,782
Series 3173 PE 6.00% 4/15/35	20,000	21,295
• Series 3297 BF 0.482% 4/15/37	954,618	952,643
Series 3416 GK 4.00% 7/15/22	53,273	54,880
Series 3737 NA 3.50% 6/15/25	273,922	285,960
• Series 3780 LF 0.642% 3/15/29	822,919	821,484
• Series 3800 AF 0.742% 2/15/41	7,894,144	7,911,180
• Series 3803 TF 0.642% 11/15/28	798,264	799,828
•Freddie Mac Strip Series 19 F
1.06% 6/1/28	7,995	7,741
tFreddie Mac Structured
Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,331	1,481
Series T-58 2A 6.50% 9/25/43	32,084	37,352
Total Agency Collateralized Mortgage
Obligations (cost $17,033,153)		17,084,727

AGENCY MORTGAGE-BACKED
SECURITIES–19.23%
Fannie Mae
4.00% 9/1/20	3,660,898	3,899,322
6.50% 8/1/17	6,716	7,412
7.00% 11/15/16	6,000	6,172
•Fannie Mae ARM
2.232% 1/1/35	1,086,221	1,151,922
2.277% 10/1/33	10,327	10,715
2.315% 12/1/33	18,458	19,469
2.418% 8/1/34	21,549	22,915
2.505% 11/1/35	134,774	143,434
2.777% 6/1/34	21,620	23,018
2.784% 4/1/36	284,750	304,771
3.448% 1/1/41	223,642	235,760
4.44% 9/1/35	391,519	415,106
4.708% 3/1/38	8,420	8,945
4.98% 9/1/38	1,041,192	1,121,309
5.075% 8/1/35	6,771	7,256
5.116% 11/1/35	5,923	6,333
5.426% 8/1/37	215,122	228,298
5.941% 8/1/37	162,826	176,971
6.003% 6/1/36	56,634	60,923
6.048% 7/1/36	36,704	39,663
6.176% 4/1/36	12,785	13,667
6.187% 8/1/37	343,110	366,688
6.276% 7/1/36	46,473	50,331
6.31% 8/1/36	42,119	45,615
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	13,156	14,110
Pool 763742 5.00% 1/1/34	29,876	32,044
Fannie Mae S.F. 15 yr
4.00% 10/1/25	5,467,795	5,818,429
4.00% 11/1/25	6,402,870	6,903,509
4.00% 4/1/27	793,092	845,685
4.50% 9/1/20	1,384,781	1,491,109
5.00% 9/1/18	116,195	125,809
5.00% 10/1/18	1,988	2,153
5.00% 2/1/19	3,450	3,769
5.00% 5/1/21	20,841	22,566
5.00% 9/1/25	8,398,902	9,060,994
5.50% 1/1/23	13,032	14,251
5.50% 4/1/23	32,100	35,103
6.00% 3/1/18	644,635	694,248
6.00% 8/1/22	34,567	38,005
7.00% 11/1/14	123	129
7.50% 3/1/15	748	780
8.00% 10/1/14	3	3
8.00% 10/1/16	6,461	6,969
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27	21,779,000	22,816,903
3.00% 8/1/27	20,075,000	20,994,057
3.00% 9/1/27	9,045,000	9,440,719
Fannie Mae S.F. 30 yr
3.50% 4/1/42	10,162,238	10,717,712
5.00% 3/1/34	5,318	5,787
5.00% 10/1/35	29,886	32,501
5.50% 4/1/34	5,498,050	6,040,088
5.50% 2/1/37	70,112	76,598

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/38	$380,682	$415,897
6.00% 11/1/34	3,899	4,352
6.00% 4/1/36	12,231	13,479
6.00% 8/1/36	625,100	688,860
6.00% 9/1/36	1,182,219	1,302,805
6.00% 10/1/36	1,079,872	1,190,018
6.00% 3/1/37	315,434	348,988
6.00% 8/1/37	2,286,337	2,519,541
6.00% 11/1/37	626,639	690,556
6.00% 1/1/38	358,476	395,040
6.00% 7/1/38	2,051,333	2,260,567
6.00% 12/1/38	7,330,263	8,077,578
6.00% 3/1/39	666,692	734,694
6.00% 10/1/39	7,354,511	8,104,663
6.00% 11/1/39	1,016,952	1,120,680
6.00% 1/1/40	8,814,256	9,713,301
6.00% 4/1/40	2,178,802	2,400,153
6.00% 6/1/40	18,288,890	20,154,335
6.00% 2/1/41	5,633,797	6,227,804
6.50% 6/1/29	818	941
6.50% 1/1/34	1,612	1,845
6.50% 4/1/36	4,376	4,977
6.50% 6/1/36	9,394	10,674
6.50% 10/1/36	7,000	7,953
6.50% 8/1/37	1,857	2,108
6.50% 12/1/37	12,073	13,797
7.00% 12/1/34	1,151	1,347
7.00% 12/1/35	1,034	1,204
7.00% 4/1/37	900,567	1,041,526
7.00% 12/1/37	8,225	9,573
7.50% 6/1/31	10,872	13,289
7.50% 4/1/32	544	669
7.50% 5/1/33	2,390	2,626
7.50% 6/1/34	809	995
9.00% 7/1/20	15,719	17,964
10.00% 8/1/19	13,849	15,933
Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42	10,405,000	10,907,367
5.50% 8/1/42	70,000	76,322
5.50% 9/1/42	130,000	141,680
•Freddie Mac ARM
2.35% 4/1/33	8,565	8,674
2.511% 7/1/36	106,161	113,045
2.56% 4/1/34	4,177	4,458
5.041% 8/1/38	28,683	30,991
5.068% 7/1/38	1,679,024	1,807,264
5.664% 6/1/37	496,314	536,806
5.814% 10/1/36	10,817	11,573
6.155% 10/1/37	285,041	310,514
Freddie Mac S.F. 15 yr
4.00% 11/1/13	11,043	11,172
5.00% 4/1/20	103,524	111,172
5.00% 12/1/22	19,765	21,234
5.50% 7/1/24	1,893,043	2,072,191
8.00% 5/1/15	9,667	10,277
Freddie Mac S.F. 30 yr
4.00% 4/1/26	4,207,064	4,453,845
5.50% 7/1/38	70,058	76,167
5.50% 12/1/39	59,992	65,279
5.50% 7/1/40	1,717,406	1,871,982
6.00% 2/1/36	2,189,139	2,405,930
6.00% 1/1/38	1,026,866	1,126,952
6.00% 8/1/38	4,241,467	4,705,240
6.00% 10/1/38	6,023,315	6,681,920
6.00% 5/1/40	3,358,774	3,686,146
7.00% 11/1/33	9,778	11,568
9.00% 4/1/17	836	938
GNMA I S.F. 15 yr 6.00% 1/15/22	1,429,715	1,566,633
GNMA I S.F. 30 yr
7.00% 12/15/34	34,986	41,141
7.50% 1/15/32	1,003	1,227
GNMA II S.F. 30 yr
12.00% 6/20/14	687	703
12.00% 2/20/16	288	290
Total Agency Mortgage-Backed
Securities (cost $212,246,811)		213,981,478

COMMERCIAL MORTGAGE-BACKED
SECURITIES–1.46%
#American Tower Trust Series 2007-1A AFX
144A 5.42% 4/15/37	95,000	100,777
•Bank of America Merrill Lynch
Commercial Mortgage Securities
Series 2005-1 A5 5.342% 11/10/42	330,000	360,744
•Bear Stearns Commercial
Mortgage Securities
Series 2005-T20 A4A 5.298% 10/12/42	455,000	506,892
t•Commercial Mortgage
Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,838,581
#DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46	725,000	819,740
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,574,607
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,475,970
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,516,783
• Series 2006-GG6 A4 5.553% 4/10/38	915,000	1,017,544
•JPMorgan Chase Commercial Mortgage
Securities Series 2005-LDP5 A4
5.362% 12/15/44	3,558,000	3,980,405

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	$1,205,000	$1,319,727
• Series 2007-T27 A4 5.824% 6/11/42	1,520,000	1,765,804
Total Commercial Mortgage-Backed
Securities (cost $14,373,592)		16,277,574

CONVERTIBLE BONDS–0.86%
L-3 Communications Holdings 3.00%
exercise price $95.46,
expiration date 8/1/35	2,765,000	2,709,700
Medtronic 1.625% exercise price $53.13,
expiration date 4/15/13	1,250,000	1,259,375
NuVasive 2.25% exercise price $44.74,
expiration date 3/15/13	2,914,000	3,045,130
Transocean 1.50% exercise price $158.97,
expiration date 12/15/37	2,555,000	2,555,000
Total Convertible Bonds
(cost $9,169,082)		9,569,205

CORPORATE BONDS–37.33%
Banking–7.23%
Abbey National Treasury Services
4.00% 4/27/16	2,325,000	2,292,896
#Bank Nederlandse Gemeenten 144A
1.75% 10/6/15	1,000	1,008
Bank of New York Mellon
1.969% 6/20/17	1,830,000	1,853,656
BB&T 5.20% 12/23/15	1,670,000	1,839,325
•Branch Banking & Trust
0.788% 9/13/16	4,500,000	4,258,332
Comerica 3.00% 9/16/15	2,185,000	2,277,231
•#Commonwealth Bank of Australia 144A
0.748% 9/17/14	13,340,000	13,402,845
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,963,483
Goldman Sachs Group 3.30% 5/3/15	2,995,000	2,996,593
#HSBC Bank 144A 3.10% 5/24/16	3,440,000	3,555,402
JPMorgan Chase 3.45% 3/1/16	7,105,000	7,370,514
•JPMorgan Chase Bank 0.798% 6/13/16	605,000	564,008
KeyBank 5.45% 3/3/16	1,780,000	1,977,997
Lloyds TSB Bank 4.20% 3/28/17	3,005,000	3,102,993
•#National Australia Bank 144A
0.969% 7/8/14	13,155,000	13,275,750
PNC Funding 3.30% 3/8/22	1,130,000	1,154,740
Santander Holdings USA
4.625% 4/19/16	795,000	768,908
•SunTrust Bank 0.757% 8/24/15	585,000	546,412
SunTrust Banks
3.50% 1/20/17	1,690,000	1,751,367
3.60% 4/15/16	1,505,000	1,564,130
•UBS 1.466% 1/28/14	2,195,000	2,183,966
US Bancorp
3.15% 3/4/15	750,000	792,501
4.20% 5/15/14	1,860,000	1,980,472
•USB Capital IX 3.50% 10/29/49	2,220,000	1,711,509
•#USB Realty 144A 1.614% 12/22/49	800,000	594,312
Wachovia
• 0.837% 10/15/16	10,000	9,515
5.625% 10/15/16	20,000	22,567
Wachovia Bank 5.60% 3/15/16	1,655,000	1,853,805
Wells Fargo 2.625% 12/15/16	1,450,000	1,491,717
Wells Fargo Bank
• 0.676% 5/16/16	545,000	520,168
4.75% 2/9/15	500,000	536,176
Zions Bancorporation
4.50% 3/27/17	1,695,000	1,705,970
7.75% 9/23/14	475,000	515,424
		80,435,692
Basic Industry–3.26%
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,103,469
ArcelorMittal 4.50% 2/25/17	8,070,000	7,954,816
Barrick Gold 2.90% 5/30/16	5,025,000	5,275,828
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	7,034,381
CF Industries 6.875% 5/1/18	3,650,000	4,338,938
Dow Chemical 5.90% 2/15/15	3,415,000	3,810,505
Eastman Chemical 2.40% 6/1/17	3,145,000	3,181,982
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,748,965
Lubrizol 5.50% 10/1/14	790,000	873,876
		36,322,760
Brokerage–0.24%
Jefferies Group 5.875% 6/8/14	820,000	855,055
Lazard Group
6.85% 6/15/17	733,000	805,308
7.125% 5/15/15	949,000	1,036,982
		2,697,345
Capital Goods–1.27%
John Deere Capital 2.00% 1/13/17	3,495,000	3,608,958
United Technologies 1.80% 6/1/17	4,425,000	4,524,279
#URS 144A 3.85% 4/1/17	3,585,000	3,544,088
Waste Management 2.60% 9/1/16	2,365,000	2,429,290
		14,106,615
Communications–4.21%
AT&T 1.70% 6/1/17	6,715,000	6,754,148
CBS 1.95% 7/1/17	1,975,000	1,975,361
Comcast 5.85% 11/15/15	3,300,000	3,788,770
#COX Communications 144A
5.875% 12/1/16	1,550,000	1,803,755
#Crown Castle Towers 144A
3.214% 8/15/15	795,000	809,118
#Deutsche Telekom International
Finance 144A
2.25% 3/6/17	2,975,000	2,942,885
3.125% 4/11/16	2,705,000	2,800,278
DIRECTV Holdings
2.40% 3/15/17	1,980,000	1,995,242
3.50% 3/1/16	1,510,000	1,594,028

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Discovery Communications 3.70% 6/1/15	$2,650,000	$2,833,179
Rogers Communications 7.50% 3/15/15	1,262,000	1,466,318
Symantec 2.75% 6/15/17	1,600,000	1,609,002
Telecom Italia Capital
4.95% 9/30/14	345,000	343,275
5.25% 11/15/13	300,000	301,500
Time Warner Cable
7.50% 4/1/14	1,420,000	1,574,996
8.25% 2/14/14	495,000	551,336
Verizon Communications
• 1.07% 3/28/14	2,200,000	2,220,473
2.00% 11/1/16	8,835,000	9,050,512
Virgin Media Secured Finance
6.50% 1/15/18	2,200,000	2,403,500
		46,817,676
Consumer Cyclical–3.47%
*Brinker International 5.75% 6/1/14	1,000,000	1,068,953
Dollar General 4.125% 7/15/17	465,000	473,719
Ford Motor Credit 4.25% 2/3/17	4,285,000	4,496,328
#FUEL Trust 144A 3.984% 6/15/16	1,200,000	1,237,015
Historic TW 6.875% 6/15/18	480,000	592,158
Lowe’s 1.625% 4/15/17	5,440,000	5,486,501
•Target 0.636% 7/18/14	8,700,000	8,730,014
Time Warner
3.15% 7/15/15	2,200,000	2,321,860
5.875% 11/15/16	2,145,000	2,514,318
Viacom 2.50% 12/15/16	4,960,000	5,140,797
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,016,256
Western Union 3.65% 8/22/18	610,000	661,332
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,863,863
		38,603,114
Consumer Non-Cyclical–5.13%
#ADT 144A 2.25% 7/15/17	1,650,000	1,659,702
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,311,128
AstraZeneca 5.40% 9/15/12	1,035,000	1,045,157
Cardinal Health 1.90% 6/15/17	1,200,000	1,210,408
CareFusion 6.375% 8/1/19	980,000	1,157,488
#Express Scripts Holding 144A
2.65% 2/15/17	960,000	977,731
3.50% 11/15/16	3,660,000	3,857,384
GlaxoSmithKline Capital 1.50% 5/8/17	1,335,000	1,338,974
Kraft Foods
• 1.344% 7/10/13	3,115,000	3,127,183
2.625% 5/8/13	1,750,000	1,776,268
#Kraft Foods Group 144A 2.25% 6/5/17	5,115,000	5,243,222
Medtronic 3.00% 3/15/15	950,000	1,008,766
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,283,668
#Pernod-Ricard 144A 2.95% 1/15/17	3,750,000	3,799,928
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,480,723
5.45% 11/1/15	2,200,000	2,455,581
#SABMiller Holdings 144A 2.45% 1/15/17	7,255,000	7,486,013
Stryker 2.00% 9/30/16	5,005,000	5,133,048
#Woolworths 144A
2.55% 9/22/15	4,385,000	4,517,861
3.15% 4/12/16	15,000	15,647
Yale University 2.90% 10/15/14	1,105,000	1,165,183
		57,051,063
Electric–1.31%
Appalachian Power 3.40% 5/24/15	1,445,000	1,518,938
Commonwealth Edison 1.95% 9/1/16	4,405,000	4,512,147
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,019,761
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	2,092,892
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,472,909
		14,616,647
Energy–4.49%
Apache 1.75% 4/15/17	3,490,000	3,563,147
#BG Energy Capital 144A 2.875% 10/15/16	3,535,000	3,728,697
Noble Holding International 3.05% 3/1/16	6,710,000	6,950,815
Occidental Petroleum 1.50% 2/15/18	3,630,000	3,646,128
*Petrobras International Finance
3.50% 2/6/17	5,455,000	5,613,108
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,341,602
#Schlumberger Investment 144A
1.95% 9/14/16	2,875,000	2,949,077
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,769,690
Sempra Energy 2.30% 4/1/17	3,460,000	3,549,950
Shell International Finance 3.10% 6/28/15	980,000	1,046,285
Statoil 1.80% 11/23/16	5,225,000	5,352,589
Transocean 5.05% 12/15/16	2,735,000	2,969,466
Weatherford International 5.15% 3/15/13	16,000	16,435
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,164,260
8.125% 3/1/14	290,000	318,566
		49,979,815
Finance Companies–1.26%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,172,727
#ERAC USA Finance 144A
2.25% 1/10/14	3,120,000	3,139,893
2.75% 7/1/13	585,000	592,937
General Electric Capital
• 0.728% 9/15/14	1,390,000	1,373,929
2.30% 4/27/17	2,370,000	2,388,730
# 144A 3.80% 6/18/19	1,605,000	1,622,003
#Hyundai Capital America 144A
4.00% 6/8/17	1,445,000	1,496,711
#Hyundai Capital Services 144A
3.50% 9/13/17	1,210,000	1,221,644
		14,008,574
Insurance–0.61%
•Chubb 6.375% 3/29/67	1,190,000	1,234,625
MetLife 6.75% 6/1/16	2,015,000	2,364,854
#Metropolitan Life Global Funding I 144A
3.125% 1/11/16	2,965,000	3,109,049
Prudential Financial 3.875% 1/14/15	30,000	31,432
		6,739,960

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Natural Gas–1.20%
Energy Transfer Partners 8.50% 4/15/14	$93,000	$102,998
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,620,900
9.75% 1/31/14	805,000	908,549
Plains All American Pipeline
3.95% 9/15/15	2,460,000	2,636,980
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,577,989
• 6.35% 5/15/67	415,000	427,791
Williams Partners 7.25% 2/1/17	4,236,000	5,080,667
		13,355,874
Real Estate–0.75%
Health Care REIT 3.625% 3/15/16	2,490,000	2,561,904
Simon Property Group 2.80% 1/30/17	5,650,000	5,822,364
		8,384,268
Technology–2.09%
Hewlett-Packard
1.55% 5/30/14	2,650,000	2,665,341
3.00% 9/15/16	1,830,000	1,884,163
3.30% 12/9/16	1,565,000	1,637,503
International Business Machines
1.25% 2/6/17	6,800,000	6,825,418
National Semiconductor 6.60% 6/15/17	925,000	1,144,712
#Seagate Technology International 144A
10.00% 5/1/14	1,205,000	1,343,575
Xerox
• 1.286% 5/16/14	1,410,000	1,408,876
4.25% 2/15/15	3,500,000	3,713,192
6.35% 5/15/18	2,250,000	2,626,459
		23,249,239
Transportation–0.81%
Burlington Northern Santa Fe
7.00% 2/1/14	1,585,000	1,738,453
Caterpillar 1.50% 6/26/17	3,665,000	3,674,463
CSX 5.60% 5/1/17	1,385,000	1,590,667
#Penske Truck Leasing 144A
3.75% 5/11/17	1,950,000	1,967,515
		8,971,098
Total Corporate Bonds
(cost $405,819,457)		415,339,740

MUNICIPAL BONDS–0.95%
California State Department of Water
Resources Power Supply Revenue
5.00% 5/1/13	4,370,000	4,546,417
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15	1,475,000	1,619,948
Regional Transportation Authority, Illinois
Taxable Working Cash (NTS) Series C
2.843% 7/1/12	4,400,000	4,400,572
Total Municipal Bonds
(cost $10,440,881)		10,566,937

NON-AGENCY ASSET-BACKED
SECURITIES–19.12%
•Ally Master Owner Trust
# Series 2010-1 A 144A 1.992% 1/15/15	8,000,000	8,064,320
Series 2010-4 A 1.312% 8/15/17	3,465,000	3,509,424
Series 2011-1 A1 1.112% 1/15/16	8,470,000	8,525,429
•American Express Credit Account
Master Trust
Series 2010-1 B 0.842% 11/16/15	400,000	400,801
Series 2011-1 A 0.412% 4/17/17	3,270,000	3,275,807
Series 2011-1 B 0.942% 4/17/17	1,250,000	1,256,104
Series 2011-2 A 0.362% 6/15/16	2,310,000	2,310,625
Ameriquest Mortgage Securities
Series 2003-11 AF6 5.64% 12/25/33	31,580	31,535
•#ARI Fleet Lease Trust
Series 2012-A A 144A 0.792% 3/15/20	4,275,486	4,275,486
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.282% 11/15/19	2,150,000	2,122,485
Series 2007-A6 A6 0.302% 9/15/16	2,115,000	2,112,767
Series 2008-C5 C5 4.992% 3/15/16	7,550,000	7,927,916
BMW Vehicle Lease Trust
Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,075,550
•#Cabela’s Master Credit Card Trust
Series 2012-2A A2 144A
0.745% 6/15/20	9,000,000	8,999,999
Capital One Multi-Asset Execution Trust
• Series 2004-A1 A1 0.452% 12/15/16	2,860,000	2,862,817
• Series 2005-A6 A6 0.517% 7/15/15	3,410,000	3,408,348
• Series 2006-A5 A5 0.302% 1/15/16	2,445,000	2,443,738
• Series 2006-A12 A 0.302% 7/15/16	3,515,000	3,511,081
• Series 2007-A5 A5 0.282% 7/15/20	3,000,000	2,967,036
Series 2007-A7 A7 5.75% 7/15/20	665,000	807,615
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	43,335	43,658
•#Chesapeake Funding 144A
Series 2009-2A A 1.992% 9/15/21	7,553,664	7,614,093
Series 2012-1A A 0.99% 11/7/23	4,080,000	4,079,951
•#Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.992% 8/15/18	7,875,000	8,269,705
•#CNH Wholesale Master Note Trust 144A
Series 2009-1A A 1.942% 7/15/15	1,500,000	1,501,166
Series 2011-1A A 1.042% 12/15/15	10,000,000	10,029,373
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	278,923	300,212
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	235,000	284,518
• Series 2010-A1 A1 0.892% 9/15/15	4,000,000	4,015,209
• Series 2011-A1 A1 0.592% 8/15/16	1,495,000	1,501,682
• Series 2011-A3 A 0.452% 3/15/17	4,580,000	4,588,129
• Series 2011-A4 A4 0.592% 5/15/19	1,000,000	1,005,694
• Series 2012-A4 A4 0.611% 11/15/19	5,135,000	5,145,006
•Discover Card Master Trust I
Series 2005-4 A2 0.332% 6/16/15	3,600,000	3,600,498

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
#Enterprise Fleet Financing 144A
Series 2011-3 A2 1.62% 5/20/17	$3,710,000	$3,731,169
Series 2012-1 A2 1.14% 11/20/17	470,000	470,138
•Ford Credit Auto Owner Trust
Series 2008-C A4B 1.992% 4/15/13	48,846	48,882
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.792% 9/15/14	8,700,000	8,728,110
# Series 2010-3 A2 144A 1.942% 2/15/17	7,375,000	7,613,177
Series 2011-1 A2 0.842% 2/15/16	3,485,000	3,502,278
•GE Capital Credit Card Master Note Trust
Series 2011-1 A 0.792% 1/15/17	2,760,000	2,775,945
Series 2011-2 A 0.722% 5/15/19	1,750,000	1,757,447
Series 2011-3 A 0.472% 9/15/16	3,600,000	3,599,972
•GE Dealer Floorplan Master Note Trust
Series 2012-1 A 0.814% 2/20/17	9,405,000	9,423,547
Series 2012-2 A 0.994% 4/22/19	5,370,000	5,382,660
#Golden Credit Card Trust 144A
• Series 2011-2A A 0.642% 10/15/15	2,665,000	2,666,770
Series 2012-2A A1 1.77% 1/15/19	940,000	954,871
•#Gracechurch Card Funding
Series 2012-1A A1 144A
0.942% 2/15/17	7,315,000	7,316,734
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,668,879
•#Navistar Financial Dealer Note
Master Trust 144A
Series 2009-1 A 1.695% 10/26/15	5,255,000	5,275,626
Series 2011-1 A 1.395% 10/25/16	1,390,000	1,400,931
#Navistar Financial Owner Trust
Series 2012-A A2 144A 0.85% 3/18/15	1,745,000	1,744,672
•New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	2,647	2,651
•#Nissan Master Owner Trust Receivables
Series 2010-AA A 144A
1.392% 1/15/15	4,165,000	4,188,555
•#Penarth Master Issuer
Series 2011-2A A1 144A
0.993% 11/18/15	3,100,000	3,104,396
•#PFS Financing 144A
Series 2010-DA A 1.692% 2/15/15	3,075,000	3,088,613
Series 2012-AA A 1.442% 2/15/16	3,295,000	3,307,021
Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	22,160
• Series 2006-KS3 AI3 0.415% 4/25/36	72,835	66,984
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 6.92% 4/25/31	1,630	1,631
•#Trafigura Securitisation Finance Series
2012-1A A 144A 2.642% 10/15/15	1,840,000	1,846,072
•#Volkswagen Credit Auto Master Trust
Series 2011-1A 144A 1.071% 9/20/16	4,115,000	4,144,007
Total Non-Agency Asset-Backed
Securities (cost $212,523,603)		212,701,675

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.03%
•American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35	55,263	53,062
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	63,087	63,810
Series 2005-6 7A1 5.50% 7/25/20	47,349	47,194
•Bank of America Mortgage Securities
Series 2003-D 1A2 2.997% 5/25/33	140	111
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	31,786	31,176
t•Countrywide Home Loan Mortgage
Pass Through Trust
Series 2003-21 A1 3.101% 5/25/33	10,277	10,248
Series 2003-46 1A1 2.789% 1/19/34	9,848	9,664
•#GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27	13,463	14,279
•MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33	8,011	7,773
Series 2005-6 7A1 5.318% 6/25/35	37,965	37,916
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35	8,655	8,740
tWashington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	34,216	35,534
Total Non-Agency Collateralized
Mortgage Obligations
(cost $296,691)		319,507

U.S. TREASURY OBLIGATIONS–9.10%
United States Treasury Notes
* 0.625% 5/31/17	19,830,000	19,741,697
0.75% 6/30/17	32,885,000	32,923,541
1.75% 5/15/22	26,085,000	26,301,010
3.125% 4/30/17	19,995,000	22,266,312
Total U.S. Treasury Obligations
(cost $101,322,581)		101,232,560

	Number of
	Shares
PREFERRED STOCK–0.26%
•PNC Financial Services Group 8.25%	2,765,000	2,869,984
Total Preferred Stock
(cost $2,587,573)		2,869,984

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–18.47%
≠Discount Notes–13.90%
Fannie Mae Discount Notes
0.07% 7/25/12	$7,283,890	7,283,551
0.10% 8/20/12	16,901,028	16,900,116

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS
(continued)
≠Discount Notes (continued)
Federal Home Loan Bank Discount Notes
0.02% 7/5/12	$21,756,854	$21,756,810
0.05% 7/31/12	17,250,561	17,250,285
0.06% 7/27/12	34,471,407	34,470,924
0.065% 7/25/12	38,454,236	38,453,735
0.07% 8/2/12	16,648,176	16,647,610
0.08% 8/1/12	1,952,098	1,952,034
		154,715,065
Repurchase Agreements–4.57%
Bank of America 0.12%, dated 6/29/12, to
be repurchased on 7/2/12, repurchase
price $42,328,933 (collateralized by
U.S. government obligations 0.875%-
1.00% 12/31/16-3/31/17; market value
$43,175,080)	42,328,510	42,328,510
BNP Paribas 0.10%, dated 6/29/12, to
be repurchased on 7/2/12, repurchase
price $8,465,772 (collateralized by
U.S. government obligations 1.375%-
2.50% 2/15/13-11/30/15; market value
$8,635,015)	8,465,701	8,465,701
		50,794,211
Total Short-Term Investments
(cost $205,504,676)		205,509,276

Total Value of Securities Before
Securities Lending
Collateral–108.34%
(cost $1,191,339,930)		1,205,474,703

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–0.00%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	20,381	20,381
Delaware Investments Collateral
Fund No.1	43,763	43,763
†@Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral
(cost $130,619)		64,144

TOTAL VALUE OF SECURITIES–108.34% (COST $1,191,470,549)	1,205,538,847	©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.01%)	(130,619)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.33%)	(92,719,412	)z«
NET ASSETS APPLICABLE TO 110,488,726 SHARES OUTSTANDING–100.00%	$1,112,688,816
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($49,565,649 / 4,890,264 SHARES)	$10.14
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,063,123,167 / 105,598,462 SHARES)	$10.07
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization-no par)	$1,093,559,542
Distributions in excess of net investment income	(20,969)
Accumulated net realized gain	3,603,620
Unrealized appreciation of investments and derivatives	15,546,623
Total net assets	$1,112,688,816

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

____________________

•	Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $208,603,103, which represented 18.75% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $126,921 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
z	Of this amount, $124,232,196 represents payable for securities purchased as of June 30, 2012.
«	Includes foreign currency valued at $2,695,227 with a cost of $2,794,867.

The following swap contracts were outstanding at June 30, 2012:1

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap	Notional		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	Kingdom of Spain 5 yr CDS	USD	10,210,000	1.00%	3/20/17	$380,422
	ITRAXX Europe Subordinate
BCLY	17.1 5 yr CDS	EUR	15,290,000	5.00%	6/20/17	1,083,587
	ITRAXX Europe Subordinate
HSBC	17.1 5 yr CDS	EUR	3,830,000	5.00%	6/20/17	148,973
	ITRAXX Europe Subordinate
JPMC	17.1 5 yr CDS	EUR	3,830,000	5.00%	6/20/17	248,918
	People’s Republic of China 5
MSC	yr CDS	USD	4,649,000	1.00%	12/20/16	(197,424)
MSC	Republic of France 5 yr CDS	USD	2,336,000	0.25%	12/20/16	(37,632)
						$1,626,844

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
CDS – Credit Default Swap
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-11

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest	$8,172,107
Dividends	114,056
Securities lending income	5,446
8,291,609

EXPENSES:
Management fees	2,555,983
Distribution expenses – Service Class	1,510,089
Accounting and administration expenses	205,813
Reports and statements to shareholders	53,349
Dividend disbursing and transfer agent fees and expenses	45,928
Legal fees	36,072
Trustees’ fees	24,130
Audit and tax	16,273
Custodian fees	13,967
Pricing fees	10,483
Insurance fees	8,940
Registration fees	5,970
Consulting fees	3,798
Dues and services	2,875
Trustees’ expenses	1,608
4,495,278
Less waived distribution expenses – Service Class	(251,682)
Total operating expenses	4,243,596

NET INVESTMENT INCOME	4,048,013

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	8,446,977
Futures contracts	(1,388,922)
Foreign currencies	(31,412)
Foreign currency exchange contracts	682
Swap contracts	1,552,451
Net realized gain	8,579,776
Net change in unrealized appreciation (depreciation) of:
Investments	5,518,360
Futures contracts	540,746
Foreign currencies	(99,881)
Swap contracts	1,567,420
Net change in unrealized appreciation (depreciation)	7,526,645

NET REALIZED AND UNREALIZED GAIN	16,106,421

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$20,154,434

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,048,013	$8,013,866
Net realized gain	8,579,776	11,467,999
Net change in unrealized
appreciation (depreciation)	7,526,645	1,843,822
Net increase in net assets resulting
from operations	20,154,434	21,325,687

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(383,235)	(782,497)
Service Class	(7,062,235)	(13,210,609)
Net realized gain:
Standard Class	(365,451)	(619,137)
Service Class	(7,897,175)	(11,744,538)
	(15,708,096)	(26,356,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,736,665	16,955,952
Service Class	136,931,583	361,530,947
Net asset value of shares issued upon
reinvestment of dividends and
distributions:
Standard Class	744,585	1,407,657
Service Class	14,872,924	25,009,877
	162,285,757	404,904,433
Cost of shares repurchased:
Standard Class	(4,553,913)	(14,048,159)
Service Class	(30,790,623)	(119,533,536)
	(35,344,536)	(133,581,695)
Increase in net assets derived from capital
share transactions	126,941,221	271,322,738

NET INCREASE IN NET ASSETS	131,387,559	266,291,644

NET ASSETS:
Beginning of period	981,301,257	715,009,613
End of period (including distributions in
excess of net investment income of $20,969
and $10,786, respectively)	$1,112,688,816	$981,301,257

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.090	$10.150	$10.010	$9.190	$9.670	$9.710

Income (loss) from investment operations:
Net investment income[2]	0.051	0.119	0.193	0.358	0.418	0.324
Net realized and unrealized gain (loss)	0.159	0.171	0.248	0.809	(0.451)	0.099
Total from investment operations	0.210	0.290	0.441	1.167	(0.033)	0.423

Less dividends and distributions from:
Net investment income	(0.083)	(0.193)	(0.240)	(0.347)	(0.447)	(0.463)
Net realized gain	(0.077)	(0.157)	(0.061)	–	–	–
Total dividends and distributions	(0.160)	(0.350)	(0.301)	(0.347)	(0.447)	(0.463)

Net asset value, end of period	$10.140	$10.090	$10.150	$10.010	$9.190	$9.670

Total return[3]	2.10%	2.91%	4.45%	12.77%	(0.28% )	4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,566	$43,427	$39,362	$30,513	$25,357	$20,880
Ratio of expenses to average net assets	0.57%	0.58%	0.60%	0.62%	0.63%	0.68%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.57%	0.58%	0.60%	0.62%	0.67%	0.68%
Ratio of net investment income to average net assets	1.01%	1.17%	1.90%	3.69%	4.46%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.01%	1.17%	1.90%	3.69%	4.42%	3.36%
Portfolio turnover	172%	432%	443%	358%	339%	170%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.020	$10.090	$9.940	$9.130	$9.610	$9.650

Income (loss) from investment operations:
Net investment income[2]	0.038	0.093	0.167	0.334	0.395	0.300
Net realized and unrealized gain (loss)	0.160	0.161	0.257	0.798	(0.452)	0.099
Total from investment operations	0.197	0.254	0.424	1.132	(0.057)	0.399

Less dividends and distributions from:
Net investment income	(0.070)	(0.167)	(0.213)	(0.322)	(0.423)	(0.439)
Net realized gain	(0.077)	(0.157)	(0.061)	–	–	–
Total dividends and distributions	(0.147)	(0.324)	(0.274)	(0.322)	(0.423)	(0.439)

Net asset value, end of period	$10.070	$10.020	$10.090	$9.940	$9.130	$9.610

Total return[3]	1.98%	2.56%	4.31%	12.57%	(0.64% )	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,063,123	$937,874	$675,648	$371,429	$84,412	$19,262
Ratio of expenses to average net assets	0.82%	0.83%	0.85%	0.87%	0.88%	0.93%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.87%	0.88%	0.90%	0.92%	0.97%	0.98%
Ratio of net investment income to average net assets	0.76%	0.92%	1.65%	3.44%	4.21%	3.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.71%	0.87%	1.60%	3.39%	4.12%	3.06%
Portfolio turnover	172%	432%	443%	358%	339%	170%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $25,821 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

Dividend Disbursing,
	Transfer Agent and		Other
Investment	Fund Accounting		Expenses
Management	Oversight Fees	Distribution	Payable
Fee Payable to	and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$442,570	$11,352	$218,633	$15,901
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $15,010 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,028,331,028
Purchases of U.S. government securities	699,604,687
Sales other than U.S. government securities	1,018,446,485
Sales of U.S. government securities	658,405,737

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,193,822,600	$13,840,598	$(2,124,351)	$11,716,247

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$7,316,734	$445,204,037	$7,866,230	$460,387,001
Corporate Debt	–	424,908,945	–	424,908,945
Municipal Bonds	–	10,566,937	–	10,566,937
Preferred Stock	–	2,869,984	–	2,869,984
Securities Lending Collateral	–	64,144	–	64,144
Short-Term Investments	–	205,509,276	–	205,509,276
U.S. Treasury Obligations	–	101,232,560	–	101,232,560
Total	$7,316,734	$1,190,355,883	$7,866,230	$1,205,538,847

Swap Contracts	$–	$1,626,844	$–	$1,626,844

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$13,669,266	$22,025,557
Long-term capital gain	2,038,830	4,331,224
	$15,708,096	$26,356,781
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,093,559,542
Undistributed ordinary income	5,411,568
Accumulated long-term capital loss	(6,826)
Unrealized appreciation	13,724,532
Net assets	$1,112,688,816

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, mark-to market of futures contracts, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of foreign currency gain (loss), dividends and distributions, CDS contracts, market discount and premium on debt instruments and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$3,387,274	$(3,387,274)

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	961,322	1,677,412
Service Class	13,595,265	35,986,137

Shares issued upon reinvestment of dividends and distributions:
Standard Class	73,548	140,035
Service Class	1,478,512	2,504,610
	16,108,647	40,308,194
Shares repurchased:
Standard Class	(449,192)	(1,389,909)
Service Class	(3,057,741)	(11,895,792)
	(3,506,933)	(13,285,701)
Net increase	12,601,714	27,022,493

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2012.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. There were no future contracts outstanding at June 30, 2012.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $1,626,844. The Series had posted $250,000 in cash collateral for certain open derivatives. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Series would have received USD 17,195,000 and EUR 22,950,000 less the value of the contracts’ related reference obligations. The Series received $1,753,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2012.

Asset Derivative Volume

Futures Contracts	Swap Contracts
(Average Notional Value)	(Average Notional Value)
USD 2,610,200	USD 4,780,648

Liability Derivative Volume

Futures Contracts	Swap Contracts
(Average Notional Value)	(Average Notional Value)
USD 15,294,563	EUR 28,739,080
USD 14,623,664

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $126,921, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $64,144. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Limited-Term Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPLTD [6/12] DG3 18036 (8/12) (9267)	Limited-Term Diversified Income Series-23

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	15

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,144.20	0.84%	$4.48
Service Class	1,000.00	1,142.80	1.09%	5.81
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.69	0.84%	$4.22
Service Class	1,000.00	1,019.44	1.09%	5.47

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	97.79%
Diversified REITs	4.07%
Healthcare REITs	11.99%
Hotel REITs	5.69%
Industrial REITs	4.79%
Mall REITs	19.41%
Manufactured Housing REIT	0.98%
Multifamily REITs	17.76%
Office REITs	11.58%
Office/Industrial REITs	5.04%
Self-Storage REITs	5.39%
Shopping Center REITs	8.20%
Single Tenant REIT	1.37%
Specialty REITs	1.52%
Short-Term Investments	2.97%
Securities Lending Collateral	2.98%
Total Value of Securities	103.74%
Obligation to Return Securities Lending Collateral	(3.30%)
Other Liabilities Net of Receivables and Other Assets	(0.44%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	13.11%
Equity Residential	5.06%
Boston Properties	4.82%
Public Storage	4.52%
Ventas	4.46%
HCP	4.44%
AvalonBay Communities	3.76%
ProLogis	3.70%
Macerich	3.52%
Vornado Realty Trust	3.35%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.79%
Diversified REITs–4.07%
Lexington Realty Trust	345,254	$2,924,301
Vornado Realty Trust	163,118	13,698,650
		16,622,951
Healthcare REITs–11.99%
HCP	410,360	18,117,394
Health Care REIT	174,800	10,190,840
Healthcare Realty Trust	102,675	2,447,772
Ventas	288,674	18,221,103
		48,977,109
Hotel REITs–5.69%
Host Hotels & Resorts	793,578	12,554,405
LaSalle Hotel Properties	77,989	2,272,599
Starwood Hotels & Resorts Worldwide	57,880	3,069,955
†Strategic Hotels & Resorts	350,539	2,264,482
†Sunstone Hotel Investors	282,000	3,099,180
		23,260,621
Industrial REITs–4.79%
EastGroup Properties	83,280	4,438,824
ProLogis	454,852	15,114,732
		19,553,556
Mall REITs–19.41%
CBL & Associates Properties	101,037	1,974,263
General Growth Properties	291,552	5,274,176
Macerich	243,685	14,389,599
Simon Property Group	344,128	53,566,963
Taubman Centers	52,875	4,079,835
		79,284,836
Manufactured Housing REIT–0.98%
Equity Lifestyle Properties	57,939	3,996,053
		3,996,053
Multifamily REITs–17.76%
Apartment Investment & Management	202,900	5,484,387
AvalonBay Communities	108,565	15,359,776
BRE Properties	66,079	3,305,272
Camden Property Trust	128,560	8,699,655
Colonial Properties Trust	156,100	3,456,054
Education Realty Trust	358,150	3,968,302
Equity Residential	331,625	20,680,135
Essex Property Trust	43,695	6,725,534
UDR	187,811	4,853,036
		72,532,151
Office REITs–11.58%
Boston Properties	181,565	19,676,199
Brandywine Realty Trust	261,025	3,221,049
Douglas Emmett	117,400	2,711,940
Highwoods Properties	166,400	5,599,360
Kilroy Realty	135,790	6,573,594
SL Green Realty	118,463	9,505,471
		47,287,613
Office/Industrial REITs–5.04%
*Digital Realty Trust	104,495	7,844,440
*Liberty Property Trust	230,680	8,498,251
PS Business Parks	62,540	4,235,209
		20,577,900
Self-Storage REITs–5.39%
Extra Space Storage	116,325	3,559,545
Public Storage	127,882	18,467,440
		22,026,985
Shopping Center REITs–8.20%
Acadia Realty Trust	122,100	2,830,278
DDR	506,919	7,421,294
Federal Realty Investment Trust	65,364	6,803,739
Kimco Realty	332,299	6,323,650
Ramco-Gershenson Properties Trust	144,950	1,822,022
Regency Centers	174,414	8,296,873
		33,497,856
Single Tenant REIT–1.37%
National Retail Properties	197,302	5,581,674
		5,581,674
Specialty REITs–1.52%
American Tower	51,075	3,570,653
Rayonier	58,944	2,646,586
		6,217,239
Total Common Stock
(cost $335,052,501)		399,416,544

	Principal
	Amount
SHORT-TERM INVESTMENTS–2.97%
≠Discount Notes–2.22%
Fannie Mae
0.07% 7/25/12	$467,148	467,126
0.10% 8/20/12	1,078,630	1,078,571
Federal Home Loan Bank
0.02% 7/5/12	1,318,321	1,318,319
0.05% 7/31/12	1,045,270	1,045,253
0.06% 7/27/12	2,088,739	2,088,710
0.065% 7/25/12	2,050,973	2,050,946
0.07% 8/2/12	887,938	887,907
0.08% 8/1/12	125,197	125,193
		9,062,025
Repurchase Agreements–0.75%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $2,564,853 (collateralized by
U.S. government obligations
0.875%-1.00% 12/31/16-3/31/17;
market value $2,616,124)	2,564,828	2,564,828
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12, repurchase
price $512,970 (collateralized by
U.S. government obligations
1.375%-2.50% 2/15/13-11/30/15;
market value $523,225)	512,965	512,965
		3,077,793
Total Short-Term Investments
(cost $12,139,547)		12,139,818

REIT Series-3

Delaware VIP® REIT Series
Statement of Net Assets (continued)

		Value
Total Value of Securities Before
Securities Lending Collateral–100.76%
(cost $347,192,048)		$411,556,362

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–2.98%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	228,285	228,285
Delaware Investments Collateral
Fund No.1	11,954,709	11,954,709
@†Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral
(cost $13,501,972)		12,182,994

TOTAL VALUE OF SECURITIES–103.74% (cost $360,694,020)		423,739,356 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(3.30%)		(13,501,972)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)		(1,787,719)
NET ASSETS APPLICABLE TO 34,615,885 SHARES OUTSTANDING–100.00%		$408,449,665
NET ASSET VALUE – DELAWARE VIP REIT SERIES
STANDARD CLASS ($210,683,441 / 17,855,216 Shares)		$11.80
NET ASSET VALUE – DELAWARE VIP REIT SERIES
SERVICE CLASS ($197,766,224 / 16,760,669 Shares)		$11.80
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)		$460,890,668
Undistributed net investment income		4,456,895
Accumulated net realized loss on investments		(119,943,234)
Net unrealized appreciation of investments		63,045,336
Total net assets		$408,449,665
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $13,544,457 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,151,572
Securities lending income	17,685
Interest	7,075
6,176,332

EXPENSES:
Management fees	1,458,643
Distribution expenses – Service Class	282,244
Accounting and administration expenses	76,015
Reports and statements to shareholders	41,574
Dividend disbursing and transfer agent fees and expenses	17,167
Legal fees	13,896
Audit and tax	12,295
Trustees’ fees	9,063
Custodian fees	4,597
Insurance fees	3,326
Dues and services	1,752
Consulting fees	1,489
Trustees’ expenses	602
Registration fees	320
Pricing fees	220
1,923,203
Less waived distribution expenses – Service Class	(47,041)
Total operating expenses	1,876,162

NET INVESTMENT INCOME	4,300,170

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	21,719,099
Net change in unrealized appreciation (depreciation)
on investments	25,728,900

NET REALIZED AND UNREALIZED GAIN	47,447,999

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$51,748,169

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/12	Year Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$4,300,170	$5,458,434
Net realized gain	21,719,099	30,608,885
Net change in unrealized
appreciation (depreciation)	25,728,900	(780,645)
Net increase in net assets resulting
from operations	51,748,169	35,286,674

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,110,535)	(2,998,659)
Service Class	(2,486,567)	(2,261,961)
	(5,597,102)	(5,260,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,796,957	22,512,582
Service Class	13,180,932	38,033,245
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,110,535	2,998,659
Service Class	2,486,567	2,261,961
	28,574,991	65,806,447
Cost of shares repurchased:
Standard Class	(13,479,751)	(41,204,062)
Service Class	(16,372,697)	(34,894,892)
	(29,852,448)	(76,098,954)
Decrease in net assets derived from
capital share transactions	(1,277,457)	(10,292,507)

NET INCREASE IN NET ASSETS	44,873,610	19,733,547

NET ASSETS:
Beginning of period	363,576,055	343,842,508
End of period (including undistributed
net investment income of $4,456,895
and $5,753,827, respectively)	$408,449,665	$363,576,055

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.470	$9.580	$7.750	$6.640	$15.830	$22.860

Income (loss) from investment operations:
Net investment income[2]	0.130	0.165	0.189	0.189	0.244	0.253
Net realized and unrealized gain (loss)	1.375	0.883	1.880	1.211	(3.678)	(2.541)
Total from investment operations	1.505	1.048	2.069	1.400	(3.434)	(2.288)

Less dividends and distributions from:
Net investment income	(0.175)	(0.158)	(0.239)	(0.290)	(0.348)	(0.297)
Net realized gain	–	–	–	–	(5.408)	(4.445)
Total dividends and distributions	(0.175)	(0.158)	(0.239)	(0.290)	(5.756)	(4.742)

Net asset value, end of period	$11.800	$10.470	$9.580	$7.750	$6.640	$15.830

Total return[3]	14.42%	10.96%	26.98%	23.31%	(35.06% )	(13.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,684	$187,545	$187,293	$148,975	$136,561	$250,072
Ratio of expenses to average net assets	0.84% [4]	0.85% [4]	0.87% [4]	0.89%	0.87%	0.83%
Ratio of net investment income to average net assets	2.33% [4]	1.64% [4]	2.19% [4]	3.13%	2.37%	1.30%
Portfolio turnover	44%	108%	181%	183%	106%	72%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$10.460	$9.580	$7.760	$6.620	$15.790	$22.820

Income (loss) from investment operations:
Net investment income[2]	0.116	0.140	0.167	0.174	0.218	0.205
Net realized and unrealized gain (loss)	1.374	0.876	1.877	1.230	(3.680)	(2.544)
Total from investment operations	1.490	1.016	2.044	1.404	(3.462)	(2.339)

Less dividends and distributions from:
Net investment income	(0.150)	(0.136)	(0.224)	(0.264)	(0.300)	(0.246)
Net realized gain	–	–	–	–	(5.408)	(4.445)
Total dividends and distributions	(0.150)	(0.136)	(0.224)	(0.264)	(5.708)	(4.691)

Net asset value, end of period	$11.800	$10.460	$9.580	$7.760	$6.620	$15.790

Total return[3]	14.28%	10.62%	26.61%	23.24%	(35.28% )	(14.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$197,766	$176,031	$156,550	$124,673	$126,072	$237,362
Ratio of expenses to average net assets	1.09% [4]	1.10% [4]	1.12% [4]	1.14%	1.12%	1.08%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.14%	1.15%	1.17%	1.19%	1.17%	1.13%
Ratio of net investment income to average net assets	2.08% [4]	1.39% [4]	1.94% [4]	2.88%	2.12%	1.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.03%	1.34%	1.89%	2.83%	2.07%	1.00%
Portfolio turnover	44%	108%	181%	183%	106%	72%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2012.

REIT Series-8

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $9,537 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$242,312	$4,007	$39,051	$4,623
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $5,591 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$169,206,001
Sales	167,363,366

REIT Series-9

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$386,098,667	$64,860,716	$(27,220,027)	$37,640,689

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$399,416,544	$–	$–	$399,416,544
Securities Lending Collateral	–	12,182,994	–	12,182,994
Short-Term Investments	–	12,139,818	–	12,139,818
Total	$399,416,544	$24,322,812	$–	$423,739,356

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$5,597,102	$5,260,620
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$460,890,668
Undistributed ordinary income	4,456,895
Realized gains 1/1/12–6/30/12	14,114,261
Capital loss carryforwards as of 12/31/11	(108,652,848)
Unrealized appreciation	37,640,689
Net assets	$408,449,665

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $16,949,182 expires in 2016 and $91,703,666 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital gains of $14,114,261, which may reduce the capital loss carryforwards.

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	869,303	2,209,061
Service Class	1,172,766	3,754,231

Shares issued upon reinvestment of dividends and distributions:
Standard Class	270,717	289,726
Service Class	216,223	218,336
	2,529,009	6,471,354

Shares repurchased:
Standard Class	(1,203,647)	(4,121,741)
Service Class	(1,462,483)	(3,480,956)
	(2,666,130)	(7,602,697)
Net decrease	(137,121)	(1,131,343)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Options Contracts—During the six months ended June 30, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended June 30, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	135	$77,850
Options terminated in closing purchase transactions	(135)	(77,850)
Options outstanding at June 30, 2012	–	$–

The options terminated were the only derivative activity for the six months ended June 30, 2012.

REIT Series-12

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of securities on loan was $13,544,457, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $12,182,994. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

REIT Series-13

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

REIT Series-14

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPREIT [6/12] DG3 18037 (8/12) (9267)	REIT Series-15

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

> Other Series information	14

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,065.80	0.81%	$4.16
Service Class	1,000.00	1,064.50	1.06%	5.44
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.84	0.81%	$4.07
Service Class	1,000.00	1,019.59	1.06%	5.32

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.94%
Basic Industry	8.78%
Business Services	1.47%
Capital Spending	8.87%
Consumer Cyclical	1.76%
Consumer Services	15.01%
Consumer Staples	1.29%
Energy	6.71%
Financial Services	22.27%
Healthcare	6.39%
Real Estate	3.68%
Technology	15.68%
Transportation	4.02%
Utilities	3.01%
Short-Term Investments	1.15%
Securities Lending Collateral	0.19%
Total Value of Securities	100.28%
Obligation to Return Securities Lending Collateral	(0.32%)
Receivables and Other Assets Net of Other Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
United Rentals	2.42%
East West Bancorp	2.41%
Whiting Petroleum	2.36%
Albemarle	2.16%
Cirrus Logic	2.06%
Platinum Underwriters Holdings	2.02%
Synopsys	1.99%
Alexander & Baldwin Holdings	1.97%
Infinity Property & Casualty	1.91%
Bank of Hawaii	1.65%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.94%
Basic Industry–8.78%
Albemarle	312,200	$18,619,608
Cytec Industries	225,300	13,211,592
†Ferro	868,100	4,166,880
Fuller (H.B.)	350,000	10,745,000
Glatfelter	408,500	6,687,145
Kaiser Aluminum	195,500	10,134,720
Valspar	233,200	12,240,668
		75,805,613
Business Services–1.47%
Brink’s	218,200	5,057,876
United Stationers	226,600	6,106,870
Viad	76,400	1,528,000
		12,692,746
Capital Spending–8.87%
Actuant Class A	426,200	11,575,592
Altra Holdings	405,000	6,390,900
Chicago Bridge & Iron	341,000	12,944,360
Gardner Denver	202,500	10,714,275
Regal Beloit	225,000	14,008,500
†United Rentals	613,700	20,890,348
		76,523,975
Consumer Cyclical–1.76%
Autoliv	100,000	5,466,000
Knoll	309,900	4,158,858
†Meritage Homes	165,000	5,600,100
		15,224,958
Consumer Services–15.01%
†Big Lots	279,300	11,392,647
Brinker International	240,800	7,674,296
Cato Class A	304,300	9,268,978
CEC Entertainment	218,000	7,928,660
†Cheesecake Factory	299,700	9,578,412
†Children’s Place Retail Stores	134,800	6,717,084
Finish Line Class A	390,600	8,167,446
†Genesco	79,700	4,793,955
Guess	170,400	5,175,048
†Jack in the Box	328,000	9,144,640
Men’s Wearhouse	275,600	7,755,384
*Meredith	206,800	6,605,192
PETsMART	125,900	8,583,862
Rent-A-Center	234,000	7,895,160
Stage Stores	379,725	6,956,562
†Warnaco Group	123,500	5,258,630
Wolverine World Wide	172,450	6,687,611
		129,583,567
Consumer Staples–1.29%
Harris Teeter Supermarkets	272,200	11,157,478
		11,157,478
Energy–6.71%
†Forest Oil	564,000	4,134,120
†Helix Energy Solutions Group	628,600	10,315,326
†Lone Pine Resources	601,941	1,655,338
Patterson-UTI Energy	532,900	7,759,024
Southwest Gas	315,300	13,762,845
†Whiting Petroleum	494,400	20,329,728
		57,956,381
Financial Services–22.27%
Bank of Hawaii	310,800	14,281,260
Berkley (W.R.)	195,543	7,610,534
Boston Private Financial Holdings	740,400	6,611,772
Comerica	111,531	3,425,117
Community Bank System	483,200	13,104,384
CVB Financial	296,500	3,454,225
East West Bancorp	887,336	20,816,902
First Financial Bancorp	598,700	9,567,226
First Midwest Bancorp	482,900	5,302,242
Hancock Holding	412,900	12,568,676
@Independent Bank	411,200	12,011,152
@Infinity Property & Casualty	286,200	16,505,154
@NBT Bancorp	564,200	12,181,078
Platinum Underwriters Holdings	457,700	17,438,370
S&T Bancorp	257,000	4,746,790
@Selective Insurance Group	765,100	13,320,391
StanCorp Financial Group	128,100	4,760,196
Univest Corporation of Pennsylvania	65,800	1,087,674
Validus Holdings	237,921	7,620,610
@Wesbanco	271,600	5,774,216
		192,187,969
Healthcare–6.39%
Cooper	116,500	9,292,040
†Haemonetics	107,800	7,989,058
*Owens & Minor	252,950	7,747,859
Service Corp. International	995,700	12,316,809
Teleflex	118,800	7,236,108
Universal Health Services Class B	244,600	10,556,936
		55,138,810
Real Estate–3.68%
Brandywine Realty Trust	538,933	6,650,433
Education Realty Trust	408,700	4,528,396
Government Properties Income Trust	197,500	4,467,450
Highwoods Properties	233,500	7,857,275
Washington Real Estate Investment Trust	289,700	8,241,965
		31,745,519
Technology–15.68%
Black Box	179,802	5,160,317
†Brocade Communications Systems	1,442,300	7,110,539
†Cirrus Logic	594,200	17,754,696
†Compuware	1,450,200	13,472,358
†Electronics for Imaging	330,000	5,362,500
†NetScout Systems	299,200	6,459,728
†ON Semiconductor	1,275,200	9,053,920
†Parametric Technology	601,300	12,603,248
@†Premiere Global Services	821,550	6,892,805
@†QAD
Class A	143,400	2,039,148
Class B	35,850	485,409

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
†RF Micro Devices	1,293,600	$5,497,800
†Synopsys	582,700	17,148,861
†Tech Data	206,100	9,927,837
†Teradyne	401,300	5,642,278
†Vishay Intertechnology	1,138,900	10,739,827
		135,351,271
Transportation–4.02%
Alexander & Baldwin Holdings	318,700	16,970,775
†Kirby	132,000	6,214,560
†Saia	247,800	5,424,342
Werner Enterprises	256,000	6,115,840
		34,725,517
Utilities–3.01%
Black Hills	162,600	5,230,842
El Paso Electric	370,100	12,272,516
NorthWestern	230,000	8,441,000
		25,944,358
Total Common Stock
(cost $674,795,817)		854,038,162

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.15%
≠Discount Notes–0.91%
Fannie Mae
0.07% 7/25/12	$442,645	442,624
0.10% 8/20/12	786,035	785,992
Federal Home Loan Bank
0.02% 7/5/12	887,810	887,808
0.05% 7/31/12	703,926	703,915
0.06% 7/27/12	1,406,640	1,406,620
0.065% 7/25/12	2,414,298	2,414,265
0.07% 8/2/12	1,045,233	1,045,198
0.08% 8/1/12	118,630	118,626
		7,805,048
Repurchase Agreement–0.24%
Bank of America 0.12%, dated 6/29/12, to
be repurchased on 7/2/12, repurchase
price $1,727,274 (collateralized by U.S.
government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $1,761,802)	1,727,257	1,727,257
BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price
$345,454 (collateralized by U.S. government
obligations 1.375%-2.50% 2/15/13-11/30/15;
market value $352,360)	345,451	345,451
		2,072,708
Total Short-Term Investments
(cost $9,877,523)		9,877,756

Total Value of Securities
Before Securities
Lending Collateral–100.09%
(cost $684,673,340)		863,915,918

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–0.19%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	1,137,337	1,137,337
Delaware Investments
Collateral Fund No.1	529,688	529,688
@† Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral
(cost $2,764,402)		1,667,025

Small Cap Value Series-4

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.28% (cost $687,437,742)	$865,582,943	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(0.32%)	(2,764,402)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.04%	341,104
NET ASSETS APPLICABLE TO 27,869,672 SHARES OUTSTANDING–100.00%	$863,159,645
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($253,181,494 / 8,164,268 Shares)	$31.01
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($609,978,151 / 19,705,404 Shares)	$30.95
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$650,827,364
Undistributed net investment income	2,136,733
Accumulated net realized gain on investments	32,050,347
Net unrealized appreciation of investments	178,145,201
Total net assets	$863,159,645
____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $69,209,353 which represented 8.02% of the Series’ net assets. See Note 9 in “Notes to Financial Statements”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $2,716,220 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,987,182
Securities lending income	29,793
Interest	6,270
Foreign tax withheld	(5,115)
6,018,130

EXPENSES:
Management fees	3,184,405
Distribution expenses – Service Class	929,900
Accounting and administration expenses	170,865
Reports and statements to shareholders	62,334
Dividend disbursing and transfer agent fees and expenses	40,222
Legal fees	31,093
Audit and tax	22,365
Trustees’ fees	20,442
Custodian fees	7,946
Insurance fees	7,607
Registration fees	3,820
Consulting fees	3,326
Dues and services	3,189
Trustees’ expenses	1,367
Pricing fees	422
4,489,303
Less waived distribution expenses – Service Class	(154,983)
Less expense paid indirectly	(1)
Total operating expenses	4,334,319

NET INVESTMENT INCOME	1,683,811

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	32,682,300
Net change in unrealized appreciation (depreciation)
of investments	19,865,116

NET REALIZED AND UNREALIZED GAIN	52,547,416

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$54,231,227

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$1,683,811	$3,416,768
Net realized gain	32,682,300	66,298,259
Net change in unrealized
appreciation (depreciation)	19,865,116	(80,965,613)
Net increase (decrease) in net assets
resulting from operations	54,231,227	(11,250,586)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,464,270)	(1,398,884)
Service Class	(2,154,131)	(1,698,312)
Net realized gain on investments:
Standard Class	(17,285,889)	–
Service Class	(42,748,362)	–
	(63,652,652)	(3,097,196)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,919,758	28,348,102
Service Class	27,388,192	83,765,143
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	18,750,159	1,398,884
Service Class	44,902,493	1,698,312
	107,960,602	115,210,441
Cost of shares repurchased:
Standard Class	(23,661,527)	(100,100,673)
Service Class	(34,238,376)	(89,058,079)
	(57,899,903)	(189,158,752)
Increase (decrease) in net assets derived
from capital share transactions	50,060,699	(73,948,311)

NET INCREASE (DECREASE)
IN NET ASSETS	40,639,274	(88,296,093)

NET ASSETS:
Beginning of period	822,520,371	910,816,464
End of period (including undistributed
net investment income of $2,136,733
and $4,071,323, respectively)	$863,159,645	$822,520,371

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$31.390	$31.960	$24.310	$18.630	$28.650	$33.420

Income (loss) from investment operations:
Net investment income[2]	0.091	0.181	0.149	0.160	0.190	0.194
Net realized and unrealized gain (loss)	2.026	(0.593)	7.673	5.712	(8.248)	(2.127)
Total from investment operations	2.117	(0.412)	7.822	5.872	(8.058)	(1.933)

Less dividends and distributions from:
Net investment income	(0.195)	(0.158)	(0.172)	(0.192)	(0.201)	(0.168)
Net realized gain	(2.302)	–	–	–	(1.761)	(2.669)
Total dividends and distributions	(2.497)	(0.158)	(0.172)	(0.192)	(1.962)	(2.837)

Net asset value, end of period	$31.010	$31.390	$31.960	$24.310	$18.630	$28.650

Total return[3]	6.58%	(1.33% )	32.27%	31.83%	(29.88% )	(6.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$253,182	$243,440	$316,960	$279,723	$241,427	$353,412
Ratio of expenses to average net assets	0.81% [4]	0.81% [4]	0.83% [4]	0.85%	0.85%	0.81%
Ratio of net investment income to average net assets	0.56% [4]	0.57% [4]	0.56% [4]	0.82%	0.78%	0.61%
Portfolio turnover	7%	17%	10%	19%	29%	27%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$31.300	$31.890	$24.280	$18.590	$28.570	$33.330

Income (loss) from investment operations:
Net investment income[2]	0.051	0.101	0.082	0.111	0.129	0.115
Net realized and unrealized gain (loss)	2.017	(0.600)	7.651	5.709	(8.226)	(2.117)
Total from investment operations	2.068	(0.499)	7.733	5.820	(8.097)	(2.002)

Less dividends and distributions from:
Net investment income	(0.116)	(0.091)	(0.123)	(0.130)	(0.122)	(0.089)
Net realized gain	(2.302)	–	–	–	(1.761)	(2.669)
Total dividends and distributions	(2.418)	(0.091)	(0.123)	(0.130)	(1.883)	(2.758)

Net asset value, end of period	$30.950	$31.300	$31.890	$24.280	$18.590	$28.570

Total return[3]	6.45%	(1.59% )	31.92%	31.56%	(30.07% )	(6.84% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$609,978	$579,080	$593,856	$469,308	$413,442	$626,060
Ratio of expenses to average net assets	1.06% [4]	1.06% [4]	1.08% [4]	1.10%	1.10%	1.06%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.11%	1.11%	1.13%	1.15%	1.15%	1.11%
Ratio of net investment income to average net assets	0.31% [4]	0.32% [4]	0.31% [4]	0.57%	0.53%	0.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.26%	0.27%	0.26%	0.52%	0.48%	0.31%
Portfolio turnover	7%	17%	10%	19%	29%	27%
____________________

1Ratios have been annualized and portfolio turnover and total return have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2012.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $21,437 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$500,003	$8,496	$120,955	$9,993
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $12,603 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$59,100,796
Sales	71,953,591

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$687,926,320	$246,078,876	$(68,422,253)	$177,656,623

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$854,038,162	$–	$–	$854,038,162
Securities Lending Collateral	–	1,667,025	–	1,667,025
Short-Term Investments	–	9,877,756	–	9,877,756
Total	$854,038,162	$11,544,781	$–	$865,582,943

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$6,252,397	$3,097,196
Long-term capital gain	57,400,255	–
Total	$63,652,652	$3,097,196
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$650,827,364
Undistributed ordinary income	3,075,443
Undistributed long-term capital gain	31,600,215
Unrealized appreciation	177,656,623
Net assets	$863,159,645

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	525,743	871,350
Service Class	832,483	2,618,058

Shares issued upon reinvestment of dividends and distributions:
Standard Class	592,422	40,760
Service Class	1,420,515	49,528
	3,371,163	3,579,696
Shares repurchased:
Standard Class	(710,163)	(3,071,954)
Service Class	(1,049,279)	(2,786,218)
	(1,759,442)	(5,858,172)
Net increase (decrease)	1,611,721	(2,278,476)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $2,716,220, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $1,667,025. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Small Cap Value Series-13

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPSCV [6/12] DG3 18038 (8/12) (9267)	Small Cap Value Series-14

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	14

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,100.60	0.74%	$3.86
Service Class	1,000.00	1,099.40	0.99%	5.17
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.18	0.74%	$3.72
Service Class	1,000.00	1,019.94	0.99%	4.97

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
²Common Stock	98.13%
Consumer Discretionary	10.63%
Consumer Staples	1.60%
Energy	7.52%
Financial Services	20.39%
Healthcare	10.38%
Materials & Processing	2.84%
Producer Durables	8.84%
Technology	35.93%
Warrant	0.11%
Short-Term Investments	1.86%
Securities Lending Collateral	0.07%
Total Value of Securities	100.17%
Obligation to Return Securities Lending Collateral	(0.15%)
Other Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	8.57%
Crown Castle International	5.42%
Visa Class A	5.32%
MasterCard Class A	5.01%
QUALCOMM	4.75%
Allergan	4.65%
priceline.com	4.54%
EOG Resources	4.31%
Intuit	4.03%
Google Class A	3.90%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of
	Shares	Value
²COMMON STOCK–98.13%
Consumer Discretionary–10.63%
†Apollo Group Class A	164,575	$5,955,969
NIKE Class B	104,050	9,133,509
†priceline.com	24,975	16,596,387
*Staples	552,975	7,216,324
		38,902,189
Consumer Staples–1.60%
Walgreen	198,150	5,861,277
		5,861,277
Energy–7.52%
EOG Resources	175,075	15,776,008
Kinder Morgan	364,005	11,728,241
		27,504,249
Financial Services–20.39%
CME Group	40,400	10,831,644
†IntercontinentalExchange	100,525	13,669,390
MasterCard Class A	42,650	18,344,191
Progressive	590,575	12,301,677
Visa Class A	157,325	19,450,089
		74,596,991
Healthcare–10.38%
Allergan	184,000	17,032,880
Novo Nordisk ADR	87,775	12,757,219
Perrigo	69,600	8,207,928
		37,998,027
Materials & Processing–2.84%
Syngenta ADR	151,650	10,378,926
		10,378,926
Producer Durables–8.84%
Caterpillar	64,100	5,442,731
†Crown Castle International	338,250	19,841,745
Expeditors International of Washington	182,400	7,068,000
		32,352,476
Technology–35.93%
*†Adobe Systems	396,600	12,837,942
†Apple	53,725	31,375,401
†BMC Software	313,400	13,375,912
†Google Class A	24,600	14,269,722
Intuit	248,575	14,752,926
†Polycom	309,750	3,258,570
QUALCOMM	312,125	17,379,120
†Teradata	150,400	10,830,304
†VeriSign	307,125	13,381,436
		131,461,333
Total Common Stock
(cost $292,309,657)		359,055,468

WARRANT–0.11%
†Kinder Morgan CW 17	185,892	401,527
Total Warrant
(cost $335,162)		401,527

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.86%
≠Discount Notes–1.55%
Fannie Mae
0.07% 7/25/12	$140,517	140,511
0.10% 8/20/12	2,547,146	2,547,009
Federal Home Loan Bank
0.02% 7/5/12	490,212	490,211
0.05% 7/31/12	388,679	388,673
0.06% 7/27/12	776,689	776,678
0.065% 7/25/12	901,451	901,440
0.07% 8/2/12	390,270	390,256
0.08% 8/1/12	37,659	37,658
		5,672,436
Repurchase Agreements–0.31%
Bank of America 0.12%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $953,730
(collateralized by U.S. government
obligations 0.875%-1.00%
12/31/16-3/31/17; market
value $972,795)	953,721	953,721
BNP Paribas 0.10%, dated 6/29/12,
to be repurchased on 7/2/12,
repurchase price $190,746
(collateralized by U.S. government
obligations 1.375%-2.50%
2/15/13-11/30/15; market
value $194,559)	190,744	190,744
		1,144,465
Total Short-Term Investments
(cost $6,816,612)		6,816,901

Total Value of Securities Before
Securities Lending Collateral–100.10%
(cost $299,461,431)		366,273,896

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL – 0.07%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	82,045	82,045
Delaware Investments
Collateral Fund No. 1	179,021	179,021
@†Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral
(cost $536,192)		261,066

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.17% (cost $299,997,623)	$366,534,962 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.15%)	(536,192)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(73,987)
NET ASSETS APPLICABLE TO 38,350,402 SHARES OUTSTANDING–100.00%	$365,924,783
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($97,323,116 / 10,101,553 Shares)	$9.63
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($268,601,667 / 28,248,849 Shares)	$9.51
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$301,257,693
Undistributed net investment income	150,502
Accumulated net realized loss on investments	(2,020,751)
Net unrealized appreciation of investments	66,537,339
Total net assets	$365,924,783
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $542,353 of securities loaned.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,526,736
Securities lending income	199,135
Interest	2,854
Foreign tax withheld	(30,490)
1,698,235

EXPENSES:
Management fees	1,098,923
Distribution expenses – Service Class	362,529
Accounting and administration expenses	66,078
Reports and statements to shareholders	24,516
Dividend disbursing and transfer agent fees and expenses	14,910
Audit and tax	11,177
Legal fees	9,614
Trustees’ fees	7,769
Custodian fees	5,251
Insurance fees	2,862
Dues and services	1,459
Consulting fees	1,443
Trustees’ expenses	504
Registration fees	374
Pricing fees	140
1,607,549
Less waived distribution expenses – Service Class	(60,421)
Total operating expenses	1,547,128

NET INVESTMENT INCOME	151,107

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,119,067
Foreign currencies	(605)
Net realized gain	15,118,462
Net change in unrealized appreciation (depreciation)
of investments	14,929,597

NET REALIZED AND UNREALIZED GAIN	30,048,059

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$30,199,166

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/12	Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$151,107	$(25,565)
Net realized gain	15,118,462	26,220,863
Net change in unrealized
appreciation (depreciation)	14,929,597	(5,511,954)
Net increase in net assets resulting
from operations	30,199,166	20,683,344

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(432,001)
Service Class	—	(82,658)
	—	(514,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,122,760	3,065,054
Service Class	51,468,494	135,021,072
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	—	17,405
Service Class	—	82,658
	54,591,254	138,186,189
Cost of shares repurchased:
Standard Class	(2,038,812)	(83,924,379)
Service Class	(40,757,226)	(37,882,704)
	(42,796,038)	(121,807,083)
Increase in net assets derived from
capital share transactions	11,795,216	16,379,106

NET INCREASE IN NET ASSETS	41,994,382	36,547,791

NET ASSETS:
Beginning of period	323,930,401	287,382,610
End of period (including undistributed
(distributions in excess of) net
investment income of $150,502 and
$(8,719), respectively)	$365,924,783	$323,930,401
See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$8.750	$8.150	$7.160	$5.010	$8.960	$7.960

Income (loss) from investment operations:
Net investment income[2]	0.013	0.012	0.023	0.007	0.016	0.007
Net realized and unrealized gain (loss)	0.867	0.610	0.972	2.157	(3.768)	0.993
Total from investment operations	0.880	0.622	0.995	2.164	(3.752)	1.000

Less dividends and distributions from:
Net investment income	—	(0.022)	(0.005)	(0.014)	(0.003)	—
Net realized gain	—	—	—	—	(0.195)	—
Total dividends and distributions	—	(0.022)	(0.005)	(0.014)	(0.198)	—

Net asset value, end of period	$9.630	$8.750	$8.150	$7.160	$5.010	$8.960

Total return[3]	10.06%	7.63%	13.90%	43.30%	(42.66% )	12.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,323	$87,389	$159,857	$151,611	$127,338	$153,839
Ratio of expenses to average net assets	0.74% [4]	0.74% [4]	0.75% [4]	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	0.27% [4]	0.13% [4]	0.31% [4]	0.12%	0.22%	0.08%
Portfolio turnover	20%	43%	26%	43%	28%	52%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11		12/31/10		12/31/09		12/31/08	12/31/07
Net asset value, beginning of period	$8.650	$8.050		$7.090		$4.960		$8.900	$7.920

Income (loss) from investment operations:
Net investment income (loss)[2]	0.001	(0.010)		0.005		(0.008)		(0.002)	(0.014)
Net realized and unrealized gain (loss)	0.859	0.614		0.955		2.138		(3.743)	0.994
Total from investment operations	0.860	0.604		0.960		2.130		(3.745)	0.980

Less dividends and distributions from:
Net investment income	—	(0.004)		—		—		—	—
Net realized gain	—	—		—		—		(0.195)	—
Total dividends and distributions	—	(0.004)		—		—		(0.195)	—

Net asset value, end of period	$9.510	$8.650		$8.050		$7.090		$4.960	$8.900

Total return[3]	9.94%	7.50%		13.54%		42.94%		(42.86% )	12.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$268,602	$236,541		$127,526		$64,683		$23,038	$41,750
Ratio of expenses to average net assets	0.99% [4]	0.99%	[4]	1.00%	[4]	1.00%		1.01%	0.99%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	1.04%		1.05%		1.05%		1.06%	1.04%
Ratio of net investment income (loss) to average net assets	0.02% [4]	(0.12%	)[4]	0.06%	[4]	(0.13%	)	(0.03% )	(0.17%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.03% )	(0.17%	)	0.01%		(0.18%	)	(0.08% )	(0.22%	)
Portfolio turnover	20%	43%		26%		43%		28%	52%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

4The impact of including fees paid indirectly to the ratios for the six months ended June 30, 2012 and the years ended December 31, 2010 and 2011 was 0.00%.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,877 for the six months ended June 30, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $8,290 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$187,034	$3,569	$52,264	$3,940
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $4,817 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$75,434,758
Sales	68,841,194

At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$305,133,842	$77,159,484	$(15,758,364)	$61,401,120

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$359,055,468	$—	$—	$359,055,468
Warrant	401,527	—	—	401,527
Short-Term Investments	—	6,816,901	—	6,816,901
Securities Lending Collateral	—	261,066	—	261,066
Total	$359,456,995	$7,077,967	$—	$366,534,962

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year
Ended
12/31/11
Ordinary income	$514,659

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$301,257,693
Undistributed ordinary income	150,502
Realized gains 1/1/12-6/30/12	14,967,993
Capital loss carryforwards	(11,852,525)
Unrealized appreciation	61,401,120
Net assets	$365,924,783

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to realized gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2012, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(605)	$605

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $11,852,525 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital gains of $14,967,993, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	327,314	357,009
Service Class	5,450,664	15,953,622

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,958
Service Class	—	9,404
	5,777,978	16,321,993
Shares repurchased:
Standard Class	(210,450)	(9,998,954)
Service Class	(4,552,136)	(4,449,953)
	(4,762,586)	(14,448,907)
Net increase	1,015,392	1,873,086

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $542,353, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $261,066. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

U.S. Growth Series-13

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPUSG [6/12] DG3 18040 (8/12) (9267)	U.S. Growth Series-14

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual Report

June 30, 2012

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

> Other Series information	14

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2012, and are subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six Month Period from January 1, 2012 to June 30, 2012

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/12 to
	1/1/12	6/30/12	Ratio	6/30/12*
Actual Series Return
Standard Class	$1,000.00	$1,079.20	0.73%	$3.77
Service Class	1,000.00	1,077.40	0.98%	5.06
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.23	0.73%	$3.67
Service Class	1,000.00	1,019.99	0.98%	4.92

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2012

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	99.31%
Consumer Discretionary	6.18%
Consumer Staples	14.80%
Energy	14.06%
Financials	12.03%
Healthcare	18.67%
Industrials	9.51%
Information Technology	11.84%
Materials	3.01%
Telecommunications	6.05%
Utilities	3.16%
Short-Term Investments	0.57%
Securities Lending Collateral	0.00%
Total Value of Securities	99.88%
Obligation to Return Securities Lending Collateral	(0.06%)
Receivables and Other Assets Net of Other Liabilities	0.18%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Raytheon	3.39%
Baxter International	3.20%
CVS Caremark	3.19%
Johnson & Johnson	3.17%
Edison International	3.16%
Merck	3.16%
Comcast Class A	3.16%
Quest Diagnostics	3.14%
Kimberly-Clark	3.13%
Bank of New York Mellon	3.11%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2012 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–99.31%
Consumer Discretionary–6.18%
Comcast Class A	518,300	$16,570,051
Lowe’s	557,300	15,849,612
		32,419,663
Consumer Staples–14.80%
Archer-Daniels-Midland	483,800	14,281,776
CVS Caremark	357,800	16,719,994
Kimberly-Clark	196,100	16,427,297
Kraft Foods Class A	376,000	14,521,120
*Safeway	867,600	15,746,940
		77,697,127
Energy–14.06%
Chevron	152,900	16,130,950
ConocoPhillips	217,400	12,148,312
Halliburton	539,200	15,307,888
Marathon Oil	625,800	16,001,706
Williams	492,300	14,188,086
		73,776,942
Financials–12.03%
Allstate	449,300	15,765,937
Bank of New York Mellon	743,700	16,324,215
Marsh & McLennan	481,200	15,509,076
Travelers	243,700	15,557,808
		63,157,036
Healthcare–18.67%
Baxter International	315,600	16,774,140
Cardinal Health	374,000	15,708,000
Johnson & Johnson	246,500	16,653,540
Merck	397,300	16,587,275
Pfizer	687,041	15,801,943
Quest Diagnostics	275,100	16,478,490
		98,003,388
Industrials–9.51%
Northrop Grumman	255,700	16,311,103
Raytheon	314,400	17,791,896
Waste Management	472,600	15,784,840
		49,887,839
Information Technology–11.84%
Cisco Systems	905,400	15,545,718
Intel	577,000	15,377,050
Motorola Solutions	320,871	15,437,104
Xerox	2,006,900	15,794,303
		62,154,175
Materials–3.01%
duPont (E.I.) deNemours	312,300	15,793,011
		15,793,011
Telecommunications–6.05%
AT&T	442,624	15,783,972
Verizon Communications	359,800	15,989,511
		31,773,483
Utilities–3.16%
Edison International	359,200	16,595,040
		16,595,040
Total Common Stock
(cost $406,525,472)		521,257,704

	Principal
	Amount
SHORT-TERM INVESTMENTS–0.57%
≠Discount Notes–0.44%
Fannie Mae 0.07% 7/25/12	$150,191	150,184
Federal Home Loan Bank
0.02% 7/5/12	291,151	291,151
0.05% 7/31/12	230,848	230,844
0.06% 7/27/12	461,298	461,291
0.065% 7/25/12	788,667	788,657
0.07% 8/2/12	341,441	341,430
0.08% 8/1/12	40,252	40,250
		2,303,807
Repurchase Agreements–0.13%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price
$566,449 (collateralized by U.S. government
obligations 0.875%-1.00% 12/31/16-3/31/17;
market value $577,771)	566,443	566,443
BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price
$113,289 (collateralized by U.S. government
obligations 1.375%-2.50% 2/15/13-11/30/15;
market value $115,554)	113,288	113,288
		679,731
Total Short-Term Investments
(cost $2,983,484)		2,983,538

Total Value of Securities Before
Securities Lending Collateral–99.88%
(cost $409,508,956)		524,241,242

	Number of
	Shares
**SECURITIES LENDING
COLLATERAL–0.00%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	1,056	1,056
Delaware Investments Collateral Fund No. 1	12,150	12,150
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral
(cost $300,489)		13,206

Value Series-3

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.88% (cost $409,809,445)	$524,254,448 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.06%)	(300,489)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.18%	924,859
NET ASSETS APPLICABLE TO 28,081,181 SHARES OUTSTANDING–100.00%	$524,878,818
NET ASSET VALUE–DELAWARE VIP VALUE SERIES
STANDARD CLASS ($327,389,230 / 17,511,326 Shares)	$18.70
NET ASSET VALUE–DELAWARE VIP VALUE SERIES
SERVICE CLASS ($197,489,588 / 10,569,855 Shares)	$18.68
COMPONENTS OF NET ASSETS AT JUNE 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$506,824,259
Undistributed net investment income	5,172,748
Accumulated net realized loss on investments	(101,563,192)
Net unrealized appreciation of investments	114,445,003
Total net assets	$524,878,818
____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $298,459 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,285,279
Interest	9,933
Securities lending income	412
7,295,624

EXPENSES:
Management fees	1,647,040
Distribution expenses – Service Class	279,513
Accounting and administration expenses	99,199
Reports and statements to shareholders	32,976
Dividend disbursing and transfer agent fees and expenses	22,414
Legal fees	18,313
Audit and tax	16,212
Trustees’ fees	11,782
Custodian fees	4,544
Insurance fees	4,412
Dues and services	2,261
Consulting fees	2,071
Registration fees	972
Trustees’ expenses	789
Pricing fees	171
2,142,669
Less waived distribution expenses – Service Class	(46,585)
Total operating expenses	2,096,084

NET INVESTMENT INCOME	5,199,540

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	7,321,569
Net change in unrealized appreciation (depreciation)
of investments	25,894,243

NET REALIZED AND UNREALIZED GAIN	33,215,812

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$38,415,352

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/12	Year Ended
	(Unaudited)	12/31/11
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,199,540	$11,351,045
Net realized gain	7,321,569	30,796,191
Net change in unrealized
appreciation (depreciation)	25,894,243	(373,265)
Net increase in net assets resulting
from operations	38,415,352	41,773,971

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,445,068)	(7,809,389)
Service Class	(3,898,561)	(2,658,917)
	(11,343,629)	(10,468,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,861,761	19,116,491
Service Class	25,762,396	48,045,155
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,555,698	4,404,186
Service Class	3,898,561	2,658,916
	41,078,416	74,224,748
Cost of shares repurchased:
Standard Class	(11,464,140)	(123,810,394)
Service Class	(18,664,361)	(30,702,145)
	(30,128,501)	(154,512,539)
Increase (decrease) in net assets derived
from capital share transactions	10,949,915	(80,287,791)

NET INCREASE (DECREASE)
IN NET ASSETS	38,021,638	(48,982,126)

NET ASSETS:
Beginning of period	486,857,180	535,839,306
End of period (including undistributed
net investment income of $5,172,748
and $11,316,837, respectively)	$524,878,818	$486,857,180

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$17.730	$16.490	$14.600	$12.830	$21.440	$22.980

Income (loss) from investment operations:
Net investment income[2]	0.197	0.382	0.323	0.351	0.438	0.472
Net realized and unrealized gain (loss)	1.204	1.191	1.926	1.838	(7.066)	(1.058)
Total from investment operations	1.401	1.573	2.249	2.189	(6.628)	(0.586)

Less dividends and distributions from:
Net investment income	(0.431)	(0.333)	(0.359)	(0.419)	(0.512)	(0.370)
Net realized gain	–	–	–	–	(1.470)	(0.584)
Total dividends and distributions	(0.431)	(0.333)	(0.359)	(0.419)	(1.982)	(0.954)

Net asset value, end of period	$18.700	$17.730	$16.490	$14.600	$12.830	$21.440

Total return[3]	7.92%	9.54%	15.62%	17.96%	(33.42% )	(2.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,389	$310,494	$390,861	$369,859	$330,717	$427,011
Ratio of expenses to average net assets	0.73%	0.73%	0.75%	0.74%	0.71%	0.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%	0.73%	0.75%	0.76%	0.76%	0.73%
Ratio of net investment income to average net assets	2.14%	2.23%	2.18%	2.75%	2.69%	2.07%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.14%	2.23%	2.18%	2.73%	2.65%	2.03%
Portfolio turnover	8%	20%	15%	22%	38%	29%
____________________

[1]Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/12[1]	Year Ended
	(Unaudited)	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07
Net asset value, beginning of period	$17.700	$16.470	$14.590	$12.810	$21.390	$22.940

Income (loss) from investment operations:
Net investment income[2]	0.174	0.338	0.286	0.319	0.397	0.415
Net realized and unrealized gain (loss)	1.194	1.188	1.921	1.839	(7.052)	(1.063)
Total from investment operations	1.368	1.526	2.207	2.158	(6.655)	(0.648)

Less dividends and distributions from:
Net investment income	(0.388)	(0.296)	(0.327)	(0.378)	(0.455)	(0.318)
Net realized gain	–	–	–	–	(1.470)	(0.584)
Total dividends and distributions	(0.388)	(0.296)	(0.327)	(0.378)	(1.925)	(0.902)

Net asset value, end of period	$18.680	$17.700	$16.470	$14.590	$12.810	$21.390

Total return[3]	7.74%	9.26%	15.32%	17.65%	(33.57% )	(3.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$197,490	$176,363	$144,978	$133,753	$105,992	$177,882
Ratio of expenses to average net assets	0.98%	0.98%	1.00%	0.99%	0.96%	0.94%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.03%	1.03%	1.05%	1.06%	1.06%	1.03%
Ratio of net investment income to average net assets	1.89%	1.98%	1.93%	2.50%	2.44%	1.82%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	1.84%	1.93%	1.88%	2.43%	2.35%	1.73%
Portfolio turnover	8%	20%	15%	22%	38%	29%
____________________

[1]Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2012 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2011), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2012.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2012.

Value Series-8

Delaware VIP® Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2012, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2012, the Series was charged $12,445 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$269,472	$5,147	$38,539	$5,833
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2012, the Series was charged $7,260 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$47,500,496
Sales	38,463,614

At June 30, 2012, the cost of investments for tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$413,087,708	$123,188,632	$(12,021,892)	$111,166,740

Value Series-9

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$521,257,704	$–	$ –	$521,257,704
Short-Term Investments	–	2,983,538	–	2,983,538
Securities Lending Collateral	–	13,206	–	13,206
Total	$521,257,704	$2,996,744	$ –	$524,254,448

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2012 and year ended December 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/12*	12/31/11
Ordinary income	$11,343,629	$10,468,306
____________________

*Tax information for the six months ended June 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Value Series-10

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$506,824,259
Undistributed ordinary income	5,172,748
Realized gains 1/1/12 – 6/30/12	7,321,569
Capital loss carryforwards as of 12/31/11	(105,606,498)
Unrealized appreciation of investments	111,166,740
Net assets	$524,878,818

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2011 will expire as follows: $62,671,693 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended June 30, 2012, the Series had capital gains of $7,321,569, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/12	12/31/11
Shares sold:
Standard Class	318,333	1,109,510
Service Class	1,406,591	2,805,446

Shares issued upon reinvestment of dividends and distributions:
Standard Class	299,498	248,123
Service Class	210,165	149,798
	2,234,587	4,312,877
Shares repurchased:
Standard Class	(619,015)	(7,551,486)
Service Class	(1,010,621)	(1,795,502)
	(1,629,636)	(9,346,988)
Net increase (decrease)	604,951	(5,034,111)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Series had no amounts outstanding as of June 30, 2012, or at any time during the period then ended.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2012, the value of the securities on loan was $298,459, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2012, the value of invested collateral was $13,206. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Value Series-12

Delaware VIP® Value Series
Notes to Financial Statements (continued)

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com.The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

Value Series-13

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware VIP Trust (Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

SA-VIPV [6/12] DG3 18041 (8/12) (9267)	Value Series-14

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

      Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2012